UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(formerly, Franklin Templeton Fund Allocator Series)
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2014

Franklin Fund Allocator Series

(formerly, Franklin Templeton Fund Allocator Series)

Franklin Conservative Allocation Fund
(formerly, Franklin Templeton Conservative Allocation Fund)

Franklin Moderate Allocation Fund
(formerly, Franklin Templeton Moderate Allocation Fund)

Franklin Growth Allocation Fund
(formerly, Franklin Templeton Growth Allocation Fund)

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Economic and Market Overview	3
Franklin Conservative Allocation
Fund	4
Franklin Moderate Allocation Fund	11
Franklin Growth Allocation Fund	18
Financial Highlights and
Statements of Investments	25
Financial Statements	46
Notes to Financial Statements	51
Shareholder Information	63

| 1

Semiannual Report

Economic Market Overview

The U.S. economy showed some signs of recovery during the six-month period ended June 30, 2014, despite a first-quarter contraction in gross domestic product. Manufacturing activity expanded, and the unemployment rate declined to 6.1% in June 2014 from 6.7% in December 2013.1 Except for a sharp increase in March, retail sales rose at a modest pace that missed consensus expectations. The housing market had some weather-related weakness early in 2014, but home sales picked up in the spring and home prices were higher than a year ago.

The Federal Reserve Board (Fed) began reducing bond purchases by $10 billion a month in January 2014, based on earlier largely positive economic and employment data. Although economic data in early 2014 were soft, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed pledged to keep interest rates low for a considerable time after the asset-purchase program ends, depending on inflation and employment trends. In June, the Fed lowered projections for near- and long-term economic growth even as it maintained the pace of tapering.

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets recorded continued growth. Major developed market central banks reaffirmed their accommodative monetary policies in an effort to support the ongoing recovery. In emerging markets, some central banks cut interest rates to boost economic growth, while others raised rates to control inflation and currency depreciation.

The U.K. economy grew relatively well in the first half of 2014, supported by the services and manufacturing sectors. In the second quarter, a preliminary estimate registered expansion at precrisis levels. The Japanese economy grew strongly during the first quarter of 2014 as consumption rose ahead of a sales tax increase in April. The Bank of Japan kept its monetary policy unchanged as it maintained an upbeat inflation forecast and reiterated that the economy continued to recover moderately, despite challenges resulting from the sales tax increase. Japan’s growth weakened, however, in the second quarter. Although out of recession, the eurozone experienced deflationary risks and weak employment trends. The region’s first-quarter economic growth was softer than many observers had expected. In the second quarter, concerns arose about the potential negative impacts to growth from the crisis in Ukraine and tension in the Middle East. Toward period-end, the European Central Bank reduced its main interest rate and, for the first time, set a negative deposit rate.

Stocks in developed markets advanced overall during the period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds delivered solid performance as interest rates in many developed market countries remained low. Gold prices rose during the period, and oil prices increased amid supply concerns related to geopolitical tensions. The U.S. dollar was relatively flat compared to most currencies.

The foregoing information reflects our analysis and opinions as of June 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Conservative Allocation Fund

(formerly, Franklin Templeton Conservative Allocation Fund)

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin Conservative Allocation Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance Overview

Franklin Conservative Allocation Fund – Class A delivered a +3.73% cumulative total return for the six months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,2, 3 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced a +5.14% total return.2, 4 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.2, 5 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
4. Source: MSCI.
5. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 30.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	17.2%
Franklin U.S. Government Securities Fund – Class R6	11.5%
Franklin Growth Fund – Class R6	9.6%
Franklin Low Duration Total Return Fund – Class R6	9.5%
Franklin Rising Dividends Fund – Class R6	6.4%
Franklin Strategic Income Fund – Class R6	5.6%
Franklin DynaTech Fund – Class R6	4.0%
Templeton Foreign Fund – Class R6	3.9%
Franklin Mutual European Fund – Class R6	3.6%
iShares Intermediate Credit Bond, ETF	3.5%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 50.5% of total net assets to fixed income, 44.4% of total net assets to equity and 4.3% to alternative strategies. Domestic fixed income exposure was 59.8% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 17.2% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 70.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.6% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin Mutual European Fund –Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund –Class R6 and Franklin U.S. Government Securities Fund –Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com Semiannual Report | 5

FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (FTCIX)	$14.96	$14.65	+$0.31
C (FTCCX)	$14.70	$14.40	+$0.30
R (FTCRX)	$14.91	$14.60	+$0.31
R6 (n/a)	$14.95	$14.63	+$0.32
Advisor (FTCZX)	$14.95	$14.64	+$0.31

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0871	$0.1472	$0.2343
C	$0.0353	$0.1472	$0.1825
R	$0.0692	$0.1472	$0.2164
R6	$0.1124	$0.1472	$0.2596
Advisor	$0.1049	$0.1472	$0.2521

6 | Semiannual Report franklintempleton.com

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.22%	1.22%
6-Month	+	3.73%		-2.21%	$9,779
1-Year	+	12.45%	+	5.96%	$10,596
5-Year	+	51.32%	+	7.36%	$14,263
10-Year	+	82.00%	+	5.55%	$17,155
C						1.97%	1.97%
6-Month	+	3.36%	+	2.36%	$10,236
1-Year	+	11.63%	+	10.63%	$11,063
5-Year	+	45.77%	+	7.83%	$14,577
10-Year	+	69.07%	+	5.39%	$16,907
R						1.47%	1.47%
6-Month	+	3.62%	+	3.62%	$10,362
1-Year	+	12.21%	+	12.21%	$11,221
5-Year	+	49.48%	+	8.37%	$14,948
10-Year	+	77.71%	+	5.92%	$17,771
R6						0.87%	1.64%
6-Month	+	3.98%	+	3.98%	$10,398
1-Year	+	12.94%	+	12.94%	$11,294
Since Inception (5/1/13)	+	10.27%	+	8.76%	$11,027
Advisor[6]						0.97%	0.97%
6-Month	+	3.85%	+	3.85%	$10,385
1-Year	+	12.74%	+	12.74%	$11,274
5-Year	+	53.22%	+	8.91%	$15,322
10-Year	+	85.88%	+	6.40%	$18,588

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 7

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal.
Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has an expense reduction contractually guaranteed through at least 4/30/15. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+67.42% and +6.19%.

8 | Semiannual Report franklintempleton.com

FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,037.30	$3.18	$6.42
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16	$6.36
C
Actual	$1,000	$1,033.60	$6.96	$10.19
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.90	$10.09
R
Actual	$1,000	$1,036.20	$4.44	$7.67
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41	$7.60
R6
Actual	$1,000	$1,039.80	$1.42	$4.65
Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$4.61
Advisor
Actual	$1,000	$1,038.50	$1.92	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,022.91	$1.91	$5.11

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.63%; C: 1.38%; R: 0.88%; R6: 0.28%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.27%; C: 2.02%; R: 1.52%; R6: 0.92%; and Advisor: 1.02%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Semiannual Report franklintempleton.com

Franklin Moderate Allocation Fund

(formerly, Franklin Templeton Moderate Allocation Fund)

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin Moderate Allocation Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance Overview

Franklin Moderate Allocation Fund – Class A delivered a +4.20% cumulative total return for the six months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,2, 3 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced a +5.14% total return.2, 4 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.2, 5 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
4. Source: MSCI.
5. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 37.

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FRANKLIN MODERATE ALLOCATION FUND

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	12.9%
Templeton Global Total Return Fund – Class R6	11.9%
Franklin Rising Dividends Fund – Class R6	8.4%
Franklin U.S. Government Securities Fund – Class R6	8.0%
Franklin Low Duration Total Return Fund – Class R6	6.9%
Templeton Foreign Fund – Class R6	5.2%
Franklin DynaTech Fund – Class R6	5.1%
Franklin Mutual European Fund – Class R6	4.8%
Franklin Strategic Income Fund – Class R6	4.0%
Franklin Utilities Fund – Class R6	3.8%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 35.7% of total net assets to fixed income, 60.0% of total net assets to equity and 4.3% to alternative strategies. Domestic fixed income exposure was 60.5% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 11.9% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 70.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund –Class R6 was our largest equity fund weighting at 12.9% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report

franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13		Change
A (FMTIX)	$16.17	$15.78	+$	0.39
C (FTMTX)	$15.78	$15.42	+$	0.36
R (FTMRX)	$16.11	$15.73	+$	0.38
R6 (n/a)	$16.17	$15.79	+$	0.38
Advisor (FMTZX)	$16.17	$15.79	+$	0.38

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0633	$0.2175		$0.2808
C	$0.0079	$0.2175		$0.2254
R	$0.0439	$0.2175		$0.2614
R6	$0.0918	$0.2175		$0.3093
Advisor	$0.0823	$0.2175		$0.2998

franklintempleton.com Semiannual Report | 13

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.25%	1.25%
6-Month	+	4.20%		-1.78%	$9,822
1-Year	+	15.40%	+	8.76%	$10,876
5-Year	+	65.56%	+	9.31%	$15,609
10-Year	+	96.97%	+	6.39%	$18,572
C						2.00%	2.00%
6-Month	+	3.80%	+	2.80%	$10,280
1-Year	+	14.42%	+	13.42%	$11,342
5-Year	+	59.33%	+	9.76%	$15,933
10-Year	+	82.61%	+	6.21%	$18,261
R						1.50%	1.50%
6-Month	+	4.09%	+	4.09%	$10,409
1-Year	+	15.02%	+	15.02%	$11,502
5-Year	+	63.49%	+	10.33%	$16,349
10-Year	+	92.02%	+	6.74%	$19,202
R6						0.88%	1.04%
6-Month	+	4.38%	+	4.38%	$10,438
1-Year	+	15.74%	+	15.74%	$11,574
Since Inception (5/1/13)	+	13.70%	+	11.66%	$11,370
Advisor[6]						1.00%	1.00%
6-Month	+	4.32%	+	4.32%	$10,432
1-Year	+	15.60%	+	15.60%	$11,560
5-Year	+	67.59%	+	10.88%	$16,759
10-Year	+	101.25%	+	7.24%	$20,125

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has an expense reduction contractually guaranteed through at least 4/30/15. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+77.12% and +6.89%.

franklintempleton.com Semiannual Report | 15

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,042.00	$3.29	$6.58
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26	$6.51
C
Actual	$1,000	$1,038.00	$7.07	$10.36
Hypothetical (5% return before expenses)	$1,000	$1,017.85	$7.00	$10.24
R
Actual	$1,000	$1,040.90	$4.55	$7.84
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51	$7.75
R6
Actual	$1,000	$1,043.80	$1.37	$4.66
Hypothetical (5% return before expenses)	$1,000	$1,023.46	$1.35	$4.61
Advisor
Actual	$1,000	$1,043.20	$2.03	$5.32
Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.01	$5.26

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.65%; C: 1.40%; R: 0.90%; R6: 0.27%; and Advisor: 0.40%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.30%; C: 2.05%; R: 1.55%; R6: 0.92%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 17

Franklin Growth Allocation Fund

(formerly, Franklin Templeton Growth Allocation Fund)

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin Growth Allocation Fund seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance Overview

Franklin Growth Allocation Fund – Class A delivered a +4.70% cumulative total return for the six months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,2, 3 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced a +5.14% total return.2, 4 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.2, 5 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Weightings may be negative or may not total 100% due to rounding, unsettled trades or other factors.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES,
INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
4. Source: MSCI.
5. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 44.

18 | Semiannual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	17.3%
Franklin Rising Dividends Fund – Class R6	11.8%
Templeton Foreign Fund – Class R6	7.6%
Franklin DynaTech Fund – Class R6	7.3%
Franklin Mutual European Fund – Class R6	6.7%
Franklin International Small Cap Growth Fund – Class R6	5.2%
Franklin Utilities Fund – Class R6	5.0%
Franklin Flex Cap Growth Fund – Class R6	4.3%
Templeton Global Total Return Fund – Class R6	3.8%
Templeton Frontier Markets Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 84.9% of total net assets to equity, 11.5% to fixed income and 4.2% to alternative strategies. Domestic equity exposure was 68.6% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, representing 17.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.7% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.8% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Semiannual Report | 19

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13		Change
A (FGTIX)	$18.95	$18.40	+$	0.55
C (FTGTX)	$18.47	$18.00	+$	0.47
R (FGTRX)	$18.70	$18.18	+$	0.52
R6 (n/a)	$19.03	$18.44	+$	0.59
Advisor (FGTZX)	$19.03	$18.45	+$	0.58

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0060	$0.3070		$0.3130
C	$0.0060	$0.3070		$0.3130
R	$0.0060	$0.3070		$0.3130
R6	$0.0060	$0.3070		$0.3130
Advisor	$0.0060	$0.3070		$0.3130

20 | Semiannual Report

franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.28%	1.32%
6-Month	+	4.70%		-1.31%	$9,869
1-Year	+	19.98%	+	13.11%	$11,311
5-Year	+	85.44%	+	11.81%	$17,476
10-Year	+	108.63%	+	7.00%	$19,671
C						2.03%	2.07%
6-Month	+	4.36%	+	3.36%	$10,336
1-Year	+	19.12%	+	18.12%	$11,812
5-Year	+	78.72%	+	12.31%	$17,872
10-Year	+	93.66%	+	6.83%	$19,366
R						1.53%	1.57%
6-Month	+	4.59%	+	4.59%	$10,459
1-Year	+	19.70%	+	19.70%	$11,970
5-Year	+	83.21%	+	12.87%	$18,321
10-Year	+	103.65%	+	7.37%	$20,365
R6						0.87%	1.58%
6-Month	+	4.90	+	4.90%	$10,490
1-Year	+	20.41%	+	20.41%	$12,041
Since Inception (5/1/13)	+	19.46%	+	16.50%	$11,946
Advisor[6]						1.03%	1.07%
6-Month	+	4.85%	+	4.85%	$10,485
1-Year	+	20.31%	+	20.31%	$12,031
5-Year	+	87.98%	+	13.45%	$18,798
10-Year	+	113.33%	+	7.87%	$21,333

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 21

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.
Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+82.15% and +7.24%.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Semiannual Report | 23

FRANKLIN GROWTH ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,047.00	$3.20	$6.65
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16	$6.56
C
Actual	$1,000	$1,043.60	$6.99	$10.44
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.90	$10.29
R
Actual	$1,000	$1,045.90	$4.46	$7.91
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41	$7.80
R6
Actual	$1,000	$1,049.00	$1.17	$4.62
Hypothetical (5% return before expenses)	$1,000	$1,023.65	$1.15	$4.56
Advisor
Actual	$1,000	$1,048.50	$1.93	$5.38
Hypothetical (5% return before expenses)	$1,000	$1,022.91	$1.91	$5.31

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.63%; C: 1.38%; R: 0.88%; R6: 0.23%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.31%; C: 2.06%; R: 1.56%; R6: 0.91%; and Advisor: 1.06%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

24 | Semiannual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.65	$14.06	$13.33	$13.74	$12.72	$10.92
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.31	0.27	0.30	0.29	0.25
Net realized and unrealized gains (losses)	0.46	1.12	0.79	(0.40)	0.97	1.87
Total from investment operations	0.55	1.43	1.06	(0.10)	1.26	2.12
Less distributions from:
Net investment income	(0.09)	(0.32)	(0.30)	(0.31)	(0.24)	(0.24)
Net realized gains	(0.15)	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.24)	(0.84)	(0.33)	(0.31)	(0.24)	(0.32)
Net asset value, end of period	$14.96	$14.65	$14.06	$13.33	$13.74	$12.72

Total return[d]	3.73%	10.39%	7.99%	(0.71)%	10.00%	19.67%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.63%	0.60%	0.53%	0.52%	0.52%	0.56%
Expenses net of waiver and payments by
affiliates[f]	0.63%[g]	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	1.24%	2.11%	1.98%	2.17%	2.25%	2.15%

Supplemental data
Net assets, end of period (000’s)	$902,396	$871,541	$794,429	$725,675	$612,828	$443,376
Portfolio turnover rate	5.69%	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.40	$13.83	$13.13	$13.53	$12.54	$10.77
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.20	0.17	0.19	0.19	0.16
Net realized and unrealized gains (losses)	0.45	1.11	0.76	(0.38)	0.95	1.85
Total from investment operations	0.49	1.31	0.93	(0.19)	1.14	2.01
Less distributions from:
Net investment income	(0.04)	(0.22)	(0.20)	(0.21)	(0.15)	(0.16)
Net realized gains	(0.15)	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.19)	(0.74)	(0.23)	(0.21)	(0.15)	(0.24)
Net asset value, end of period	$14.70	$14.40	$13.83	$13.13	$13.53	$12.54

Total return[d]	3.36%	9.61%	7.09%	(1.38)%	9.12%	18.84%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.38%	1.35%	1.28%	1.27%	1.27%	1.30%
Expenses net of waiver and payments by
affiliates[f]	1.38%[g]	1.34%	1.25%	1.25%	1.25%	1.24%
Net investment income[c]	0.49%	1.36%	1.23%	1.42%	1.50%	1.41%

Supplemental data
Net assets, end of period (000’s)	$550,494	$524,756	$452,211	$426,775	$366,892	$253,622
Portfolio turnover rate	5.69%	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.60	$14.01	$13.29	$13.70	$12.69	$10.89
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.26	0.24	0.27	0.27	0.23
Net realized and unrealized gains (losses)	0.46	1.14	0.78	(0.40)	0.95	1.86
Total from investment operations	0.53	1.40	1.02	(0.13)	1.22	2.09
Less distributions from:
Net investment income	(0.07)	(0.29)	(0.27)	(0.28)	(0.21)	(0.21)
Net realized gains	(0.15)	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.22)	(0.81)	(0.30)	(0.28)	(0.21)	(0.29)
Net asset value, end of period	$14.91	$14.60	$14.01	$13.29	$13.70	$12.69

Total return[d]	3.62%	10.14%	7.68%	(0.95)%	9.69%	19.45%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.88%	0.85%	0.78%	0.77%	0.77%	0.81%
Expenses net of waiver and payments by
affiliates[f]	0.88%[g]	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income[c]	0.99%	1.86%	1.73%	1.92%	2.00%	1.90%

Supplemental data
Net assets, end of period (000’s)	$171,093	$166,927	$178,520	$149,761	$109,077	$59,184
Portfolio turnover rate	5.69%	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 27

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.54
Net realized and unrealized gains (losses)	0.46	0.32
Total from investment operations	0.58	0.86
Less distributions from:
Net investment income	(0.11)	(0.33)
Net realized gains	(0.15)	(0.52)
Total distributions	(0.26)	(0.85)
Net asset value, end of period	$14.95	$14.63

Total return[e]	3.98%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%[h]	0.28%
Net investment income[d]	1.59%	2.44%

Supplemental data
Net assets, end of period (000’s)	$296	$37
Portfolio turnover rate	5.69%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.64	$14.05	$13.32	$13.73	$12.71	$10.91
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.35	0.31	0.43	0.32	0.30
Net realized and unrealized gains (losses)	0.45	1.12	0.79	(0.49)	0.98	1.85
Total from investment operations	0.56	1.47	1.10	(0.06)	1.30	2.15
Less distributions from:
Net investment income	(0.10)	(0.36)	(0.34)	(0.35)	(0.28)	(0.27)
Net realized gains	(0.15)	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.25)	(0.88)	(0.37)	(0.35)	(0.28)	(0.35)
Net asset value, end of period	$14.95	$14.64	$14.05	$13.32	$13.73	$12.71

Total return[d]	3.85%	10.67%	8.27%	(0.47)%	10.27%	19.97%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.38%	0.35%	0.28%	0.27%	0.27%	0.31%
Expenses net of waiver and payments by
affiliates[f]	0.38%[g]	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	1.49%	2.36%	2.23%	2.42%	2.50%	2.40%

Supplemental data
Net assets, end of period (000’s)	$100,762	$105,657	$85,662	$80,690	$14,391	$10,627
Portfolio turnover rate	5.69%	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin Conservative Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,157,034	$55,694,938
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	17,603,089
		73,298,027
Domestic Equity 31.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	69,016	10,083,246
[a,b]Franklin DynaTech Fund, Class R6	1,507,160	69,706,165
[a,b]Franklin Flex Cap Growth Fund, Class R6	638,762	38,121,322
[a]Franklin Growth Fund, Class R6	2,369,112	165,719,406
[a,b]Franklin Growth Opportunities Fund, Class R6	812,982	26,121,111
[a]Franklin MicroCap Value Fund, Class R6	277,878	11,179,019
[a]Franklin Real Estate Securities Fund, Class R6	916,237	18,333,900
[a]Franklin Rising Dividends Fund, Class R6	2,202,147	111,120,325
[a,b]Franklin Small Cap Growth Fund, Class R6	570,723	11,865,330
[a]Franklin Utilities Fund, Class R6	2,504,305	43,875,420
iShares Core S&P 500, ETF	152,435	30,029,695
		536,154,939
Domestic Fixed Income 30.2%
[a]Franklin Low Duration Total Return Fund, Class R6	16,192,001	164,672,657
[a]Franklin Strategic Income Fund, Class R6	9,078,413	97,048,232
[a]Franklin U.S. Government Securities Fund, Class R6	30,194,806	197,775,979
iShares Intermediate Credit Bond, ETF	554,365	61,079,936
		520,576,804
Foreign Equity 13.3%
[a]Franklin International Growth Fund, Class R6	406,429	4,775,540
[a]Franklin International Small Cap Growth Fund, Class R6	1,860,742	43,336,677
[a]Franklin Mutual European Fund, Class R6	2,501,782	62,269,360
[a]Templeton China World Fund, Class R6	380,110	13,756,184
[a]Templeton Foreign Fund, Class R6	7,900,284	67,547,427
[a]Templeton Frontier Markets Fund, Class R6	1,316,211	25,100,136
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	265,670	13,113,471
		229,898,795
Foreign Fixed Income 20.3%
[a]Franklin Emerging Market Debt Opportunities Fund	4,281,108	52,957,306
[a]Templeton Global Total Return Fund, Class R6	21,808,576	297,468,978
		350,426,284
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,462,954,794) 99.2%		1,710,354,849

30 | Semiannual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $24,740,732) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	24,740,732	$24,740,732
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,487,695,526) 100.6%		1,735,095,581
Other Assets, less Liabilities (0.6)%		(10,054,746)
Net Assets 100.0%		$1,725,040,835

See Abbreviations on page 62.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.78	$14.59	$13.69	$14.21	$12.93	$10.67
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.27	0.29	0.30	0.32	0.25
Net realized and unrealized gains (losses)	0.60	1.78	0.97	(0.50)	1.22	2.35
Total from investment operations	0.67	2.05	1.26	(0.20)	1.54	2.60
Less distributions from:
Net investment income	(0.06)	(0.30)	(0.32)	(0.32)	(0.26)	(0.24)
Net realized gains	(0.22)	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.28)	(0.86)	(0.36)	(0.32)	(0.26)	(0.34)
Net asset value, end of period	$16.17	$15.78	$14.59	$13.69	$14.21	$12.93

Total return[d]	4.20%	14.35%	9.34%	(1.49)%	11.97%	24.68%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.65%	0.61%	0.53%	0.53%	0.53%	0.57%
Expenses net of waiver and payments by
affiliates[f]	0.65%	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	0.85%	1.74%	2.00%	2.15%	2.42%	2.19%

Supplemental data
Net assets, end of period (000’s)	$1,698,067	$1,636,122	$1,452,659	$1,322,230	$1,119,369	$755,399
Portfolio turnover rate	5.76%	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2014.

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.42	$14.28	$13.40	$13.92	$12.68	$10.47
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.15	0.17	0.19	0.22	0.17
Net realized and unrealized gains (losses)	0.58	1.74	0.97	(0.49)	1.18	2.30
Total from investment operations	0.59	1.89	1.14	(0.30)	1.40	2.47
Less distributions from:
Net investment income	(0.01)	(0.19)	(0.22)	(0.22)	(0.16)	(0.16)
Net realized gains	(0.22)	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.23)	(0.75)	(0.26)	(0.22)	(0.16)	(0.26)
Net asset value, end of period	$15.78	$15.42	$14.28	$13.40	$13.92	$12.68

Total return[d]	3.80%	13.41%	8.51%	(2.17)%	11.10%	23.82%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.40%	1.36%	1.28%	1.28%	1.28%	1.32%
Expenses net of waiver and payments by
affiliates[f]	1.40%	1.34%	1.25%	1.25%	1.25%	1.25%
Net investment income[c]	0.10%	0.99%	1.25%	1.40%	1.67%	1.44%

Supplemental data
Net assets, end of period (000’s)	$728,916	$701,224	$605,490	$554,603	$460,531	$303,794
Portfolio turnover rate	5.76%	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.73	$14.55	$13.64	$14.17	$12.89	$10.64
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.22	0.25	0.27	0.30	0.23
Net realized and unrealized gains (losses)	0.59	1.78	0.99	(0.51)	1.21	2.34
Total from investment operations	0.64	2.00	1.24	(0.24)	1.51	2.57
Less distributions from:
Net investment income	(0.04)	(0.26)	(0.29)	(0.29)	(0.23)	(0.22)
Net realized gains	(0.22)	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.26)	(0.82)	(0.33)	(0.29)	(0.23)	(0.32)
Net asset value, end of period	$16.11	$15.73	$14.55	$13.64	$14.17	$12.89

Total return[d]	4.09%	13.97%	9.11%	(1.73)%	11.75%	24.37%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.90%	0.86%	0.78%	0.78%	0.78%	0.82%
Expenses net of waiver and payments by
affiliates[f]	0.90%	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income[c]	0.60%	1.49%	1.75%	1.90%	2.17%	1.94%

Supplemental data
Net assets, end of period (000’s)	$283,298	$286,688	$274,881	$248,702	$198,936	$101,575
Portfolio turnover rate	5.76%	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2014.

34 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.10	0.77
Net realized and unrealized gains (losses)	0.59	0.56
Total from investment operations	0.69	1.33
Less distributions from:
Net investment income	(0.09)	(0.31)
Net realized gains	(0.22)	(0.56)
Total distributions	(0.31)	(0.87)
Net asset value, end of period	$16.17	$15.79

Total return[e]	4.38%	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.27%	0.44%
Expenses net of waiver and payments by affiliates[g]	0.27%	0.26%
Net investment income[d]	1.23%	2.07%

Supplemental data
Net assets, end of period (000’s)	$462	$253
Portfolio turnover rate	5.76%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 35

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.79	$14.60	$13.69	$14.22	$12.93	$10.67
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.32	0.36	0.37	0.36	0.30
Net realized and unrealized gains (losses)	0.59	1.76	0.95	(0.55)	1.22	2.33
Total from investment operations	0.68	2.08	1.31	(0.18)	1.58	2.63
Less distributions from:
Net investment income	(0.08)	(0.33)	(0.36)	(0.35)	(0.29)	(0.27)
Net realized gains	(0.22)	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.30)	(0.89)	(0.40)	(0.35)	(0.29)	(0.37)
Net asset value, end of period	$16.17	$15.79	$14.60	$13.69	$14.22	$12.93

Total return[d]	4.32%	14.56%	9.61%	(1.24)%	12.31%	24.97%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.40%	0.36%	0.28%	0.28%	0.28%	0.32%
Expenses net of waiver and payments by
affiliates[f]	0.40%	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	1.10%	1.99%	2.25%	2.40%	2.67%	2.44%

Supplemental data
Net assets, end of period (000’s)	$123,585	$159,303	$123,176	$78,605	$39,641	$27,944
Portfolio turnover rate	5.76%	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2014.

36 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin Moderate Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,611,577	$93,003,310
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	29,426,825
		122,430,135
Domestic Equity 42.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	158,117	23,100,861
[a,b]Franklin DynaTech Fund, Class R6	3,089,940	142,909,744
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,518,837	90,644,178
[a]Franklin Growth Fund, Class R6	5,232,735	366,029,814
[a,b]Franklin Growth Opportunities Fund, Class R6	1,836,035	58,991,796
[a]Franklin MicroCap Value Fund, Class R6	591,455	23,794,238
[a]Franklin Real Estate Securities Fund, Class R6	2,156,459	43,150,745
[a]Franklin Rising Dividends Fund, Class R6	4,714,373	237,887,242
[a,b]Franklin Small Cap Growth Fund, Class R6	1,302,128	27,071,235
[a]Franklin Utilities Fund, Class R6	6,155,007	107,835,729
iShares Core S&P 500, ETF	349,955	68,941,135
		1,190,356,717
Domestic Fixed Income 21.6%
[a]Franklin Low Duration Total Return Fund, Class R6	19,240,074	195,671,557
[a]Franklin Strategic Income Fund, Class R6	10,551,205	112,792,384
[a]Franklin U.S. Government Securities Fund, Class R6	34,665,923	227,061,793
iShares Intermediate Credit Bond, ETF	696,110	76,697,400
		612,223,134
Foreign Equity 18.0%
[a]Franklin International Growth Fund, Class R6	902,240	10,601,319
[a]Franklin International Small Cap Growth Fund, Class R6	4,114,253	95,820,950
[a]Franklin Mutual European Fund, Class R6	5,459,203	135,879,564
[a]Templeton China World Fund, Class R6	781,008	28,264,663
[a]Templeton Foreign Fund, Class R6	17,283,625	147,774,996
[a]Templeton Frontier Markets Fund, Class R6	3,228,643	61,570,219
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	605,475	29,886,246
		509,797,957
Foreign Fixed Income 14.1%
[a]Franklin Emerging Market Debt Opportunities Fund	4,985,295	61,668,098
[a]Templeton Global Total Return Fund, Class R6	24,758,839	337,710,565
		399,378,663
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,287,350,889) 100.0%		2,834,186,606

franklintempleton.com Semiannual Report | 37

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $38,047,800) 1.3%
Money Market Funds 1.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	38,047,800	$38,047,800
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,325,398,689) 101.3%		2,872,234,406
Other Assets, less Liabilities (1.3)%		(37,906,446)
Net Assets 100.0%		$2,834,327,960

See Abbreviations on page 62.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

38 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.40	$15.81	$14.53	$15.25	$13.51	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.19	0.21	0.22	0.27	0.20
Net realized and unrealized gains (losses)	0.85	3.09	1.32	(0.70)	1.66	3.04
Total from investment operations	0.87	3.28	1.53	(0.48)	1.93	3.24
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.25)	(0.25)	(0.24)	(0.19)	(0.21)
Net realized gains	(0.31)	(0.44)	—	—	—	(—)[d]
Total distributions	(0.32)	(0.69)	(0.25)	(0.24)	(0.19)	(0.21)
Net asset value, end of period	$18.95	$18.40	$15.81	$14.53	$15.25	$13.51

Total return[e]	4.70%	20.98%	10.52%	(3.15)%	14.31%	31.08%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.67%	0.65%	0.55%	0.54%	0.55%	0.62%
Expenses net of waiver and payments by
affiliates[g]	0.63%	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	0.20%	1.10%	1.34%	1.49%	1.93%	1.72%

Supplemental data
Net assets, end of period (000’s)	$880,581	$814,901	$655,585	$568,998	$498,511	$398,288
Portfolio turnover rate	5.30%	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 39

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.00	$15.50	$14.25	$14.97	$13.28	$10.31
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.05)	0.06	0.09	0.11	0.16	0.11
Net realized and unrealized gains (losses)	0.84	3.01	1.29	(0.69)	1.62	2.99
Total from investment operations	0.79	3.07	1.38	(0.58)	1.78	3.10
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.13)	(0.13)	(0.14)	(0.09)	(0.13)
Net realized gains	(0.31)	(0.44)	—	—	—	(—)[d]
Total distributions	(0.32)	(0.57)	(0.13)	(0.14)	(0.09)	(0.13)
Net asset value, end of period	$18.47	$18.00	$15.50	$14.25	$14.97	$13.28

Total return[e]	4.36%	20.04%	9.71%	(3.91)%	13.44%	30.19%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.42%	1.40%	1.30%	1.29%	1.30%	1.37%
Expenses net of waiver and payments by
affiliates[g]	1.38%	1.34%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)[c]	(0.55)%	0.35%	0.59%	0.74%	1.18%	0.97%

Supplemental data
Net assets, end of period (000’s)	$331,117	$309,869	$241,787	$218,071	$192,597	$153,267
Portfolio turnover rate	5.30%	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

40 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.18	$15.63	$14.37	$15.09	$13.38	$10.38
Income from investment operations[a]:
Net investment income (loss)[b,c]	(—)[d]	0.14	0.16	0.19	0.25	0.19
Net realized and unrealized gains (losses)	0.84	3.05	1.31	(0.70)	1.63	3.00
Total from investment operations	0.84	3.19	1.47	(0.51)	1.88	3.19
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.20)	(0.21)	(0.21)	(0.17)	(0.19)
Net realized gains	(0.31)	(0.44)	—	—	—	(—)[d]
Total distributions	(0.32)	(0.64)	(0.21)	(0.21)	(0.17)	(0.19)
Net asset value, end of period	$18.70	$18.18	$15.63	$14.37	$15.09	$13.38

Total return[e]	4.59%	20.67%	10.22%	(3.40)%	14.02%	30.87%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.92%	0.90%	0.80%	0.79%	0.80%	0.87%
Expenses net of waiver and payments by
affiliates[g]	0.88%	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)[c]	(0.05)%	0.85%	1.09%	1.24%	1.68%	1.47%

Supplemental data
Net assets, end of period (000’s)	$194,269	$192,361	$169,873	$147,126	$120,070	$68,599
Portfolio turnover rate	5.30%	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.62
Net realized and unrealized gains (losses)	0.85	1.68
Total from investment operations	0.91	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.01)	(0.30)
Net realized gains	(0.31)	(0.44)
Total distributions	(0.32)	(0.74)
Net asset value, end of period	$19.03	$18.44

Total return[e]	4.90%	13.88%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.27%	0.95%
Expenses net of waiver and payments by affiliates[g]	0.23%	0.22%
Net investment income[d]	0.60%	1.47%

Supplemental data
Net assets, end of period (000’s)	$152	$42
Portfolio turnover rate	5.30%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

42 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.45	$15.85	$14.56	$15.28	$13.53	$10.49
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.24	0.25	0.32	0.30	0.24
Net realized and unrealized gains (losses)	0.86	3.09	1.32	(0.76)	1.68	3.04
Total from investment operations	0.90	3.33	1.57	(0.44)	1.98	3.28
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.29)	(0.28)	(0.28)	(0.23)	(0.24)
Net realized gains	(0.31)	(0.44)	—	—	—	(—)[d]
Total distributions	(0.32)	(0.73)	(0.28)	(0.28)	(0.23)	(0.24)
Net asset value, end of period	$19.03	$18.45	$15.85	$14.56	$15.28	$13.53

Total return[e]	4.85%	21.26%	10.84%	(2.90)%	14.61%	31.43%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.42%	0.40%	0.30%	0.29%	0.30%	0.37%
Expenses net of waiver and payments by
affiliates[g]	0.38%	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	0.45%	1.35%	1.59%	1.74%	2.18%	1.97%

Supplemental data
Net assets, end of period (000’s)	$55,248	$74,808	$55,810	$48,957	$23,313	$18,994
Portfolio turnover rate	5.30%	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 43

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin Growth Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,335,456	$46,822,060
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,545,623	14,714,333
		61,536,393
Domestic Equity 58.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	109,676	16,023,659
[a,b]Franklin DynaTech Fund, Class R6	2,303,296	106,527,434
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,059,476	63,229,516
[a]Franklin Growth Fund, Class R6	3,620,710	253,268,672
[a,b]Franklin Growth Opportunities Fund, Class R6	1,450,111	46,592,053
[a]Franklin MicroCap Value Fund, Class R6	457,584	18,408,607
[a]Franklin Real Estate Securities Fund, Class R6	1,619,896	32,414,124
[a]Franklin Rising Dividends Fund, Class R6	3,407,919	171,963,604
[a,b]Franklin Small Cap Growth Fund, Class R6	886,361	18,427,443
[a]Franklin Utilities Fund, Class R6	4,177,530	73,190,329
iShares Core S&P 500, ETF	258,365	50,897,905
		850,943,346
Domestic Fixed Income 7.1%
[a]Franklin Low Duration Total Return Fund, Class R6	2,942,538	29,925,612
[a]Franklin Strategic Income Fund, Class R6	1,710,093	18,280,895
[a]Franklin U.S. Government Securities Fund, Class R6	5,702,941	37,354,264
iShares Intermediate Credit Bond, ETF	156,095	17,198,547
		102,759,318
Foreign Equity 26.7%
[a]Franklin International Growth Fund, Class R6	684,263	8,040,092
[a]Franklin International Small Cap Growth Fund, Class R6	3,238,383	75,421,933
[a]Franklin Mutual European Fund, Class R6	3,956,521	98,477,810
[a]Templeton China World Fund, Class R6	616,453	22,309,442
[a]Templeton Foreign Fund, Class R6	13,025,255	111,365,933
[a]Templeton Frontier Markets Fund, Class R6	2,729,369	52,049,074
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	451,450	22,283,572
		389,947,856
Foreign Fixed Income 4.4%
[a]Franklin Emerging Market Debt Opportunities Fund	783,266	9,689,000
[a]Templeton Global Total Return Fund, Class R6	4,025,050	54,901,689
		64,590,689
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,087,788,555) 100.6%		1,469,777,602

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $17,540,461) 1.2%
Money Market Funds 1.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	17,540,461	$17,540,461
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,105,329,016) 101.8%		1,487,318,063
Other Assets, less Liabilities (1.8)%		(25,951,341)
Net Assets 100.0%		$1,461,366,722

See Abbreviations on page 62.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 45

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Cost - Underlying Funds (Note 3f)	$1,389,857,343	$2,304,208,980	$1,029,227,545
Cost - Exchange traded funds	97,838,183	21,189,709	76,101,471
Total cost of investments	$1,487,695,526	$2,325,398,689	$1,105,329,016
Value - Underlying Funds (Note 3f)	$1,630,872,479	$2,696,709,625	$1,396,938,039
Value - Exchange traded funds	104,223,102	175,524,781	90,380,024
Total value of investments	1,735,095,581	2,872,234,406	1,487,318,063
Cash	—	4,960	—
Receivables from capital shares sold	4,080,340	4,626,582	2,079,295
Other assets	765	1,272	636
Total assets	1,739,176,686	2,876,867,220	1,489,397,994
Liabilities:
Payables:
Capital shares redeemed	11,901,425	39,114,107	26,316,125
Asset allocation fees	352,456	584,035	253,924
Distribution fees	1,418,775	2,134,821	1,064,004
Transfer agent fees	380,813	579,589	352,811
Accrued expenses and other liabilities	82,382	126,708	44,408
Total liabilities	14,135,851	42,539,260	28,031,272
Net assets, at value	$1,725,040,835	$2,834,327,960	$1,461,366,722
Net assets consist of:
Paid-in capital	$1,481,648,091	$2,286,396,198	$1,076,595,188
Undistributed net investment income	802,593	820,937	170,000
Net unrealized appreciation (depreciation)	247,400,055	546,835,717	381,989,047
Accumulated net realized gain (loss)	(4,809,904)	275,108	2,612,487
Net assets, at value	$1,725,040,835	$2,834,327,960	$1,461,366,722

46 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$902,395,724	$1,698,066,928	$880,580,768
Shares outstanding	60,306,828	105,030,425	46,464,953
Net asset value per share[a]	$14.96	$16.17	$18.95
Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.87	$17.16	$20.11
Class C:
Net assets, at value	$550,493,678	$728,916,048	$331,116,586
Shares outstanding	37,445,476	46,184,342	17,926,020
Net asset value and maximum offering price per share[a]	$14.70	$15.78	$18.47
Class R:
Net assets, at value	$171,093,134	$283,298,011	$194,268,606
Shares outstanding	11,476,526	17,585,122	10,387,844
Net asset value and maximum offering price per share	$14.91	$16.11	$18.70
Class R6:
Net assets, at value	$296,333	$462,247	$152,392
Shares outstanding	19,825	28,584	8,007
Net asset value and maximum offering price per share	$14.95	$16.17	$19.03
Advisor Class:
Net assets, at value	$100,761,966	$123,584,726	$55,248,370
Shares outstanding	6,738,633	7,641,432	2,903,683
Net asset value and maximum offering price per share	$14.95	$16.17	$19.03

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 47

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$14,557,002	$18,837,295	$4,963,249
Exchange traded funds	1,049,346	1,742,288	876,909
Total investment income	15,606,348	20,579,583	5,840,158
Expenses:
Asset allocation fees (Note 3a)	2,088,285	3,469,803	1,765,600
Distribution fees: (Note 3c)
Class A	1,091,407	2,047,436	1,041,716
Class C	2,645,718	3,515,897	1,577,035
Class R	410,678	695,683	472,019
Transfer agent fees: (Note 3e)
Class A	478,560	1,027,052	624,235
Class C	290,171	441,889	236,339
Class R	90,052	174,480	141,418
Class R6	165	166	161
Advisor Class	54,183	76,950	40,600
Custodian fees (Note 4)	675	979	499
Reports to shareholders	52,791	105,334	63,736
Registration and filing fees	66,068	71,776	60,325
Professional fees	19,231	22,652	17,683
Trustees’ fees and expenses	5,847	9,619	4,609
Other	10,160	13,939	8,640
Total expenses	7,303,991	11,673,655	6,054,615
Expenses waived/paid by affiliates (Notes 3f and 3g)	(9,638)	(129,523)	(388,930)
Net expenses	7,294,353	11,544,132	5,665,685
Net investment income	8,311,995	9,035,451	174,473
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	(2,213,322)	2,424,705	1,149,412
Exchange traded funds	1,434,262	3,237,105	2,200,901
Net realized gain (loss)	(779,060)	5,661,810	3,350,313
Net change in unrealized appreciation (depreciation) on investments	53,108,675	99,080,677	62,117,636
Net realized and unrealized gain (loss)	52,329,615	104,742,487	65,467,949
Net increase (decrease) in net assets resulting from operations	$60,641,610	$113,777,938	$65,642,422

48 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$8,311,995	$29,532,617	$9,035,451	$40,028,995
Net realized gain (loss) from Underlying
Funds and exchange traded funds	(779,060)	56,797,254	5,661,810	97,896,068
Net change in unrealized appreciation
(depreciation) on investments	53,108,675	66,495,988	99,080,677	205,334,754
Net increase (decrease) in net assets
resulting from operations	60,641,610	152,825,859	113,777,938	343,259,817
Distributions to shareholders from:
Net investment income:
Class A	(5,186,174)	(18,555,162)	(6,551,427)	(29,637,604)
Class C	(1,301,295)	(7,621,157)	(360,256)	(8,164,625)
Class R	(774,689)	(3,249,730)	(768,618)	(4,633,673)
Class R6	(53,634)	(531)	(202,359)	(3,234)
Advisor Class	(702,709)	(2,354,598)	(621,736)	(3,157,309)
Net realized gains:
Class A	(8,775,466)	(29,718,910)	(22,508,885)	(55,661,234)
Class C	(5,451,379)	(17,962,378)	(9,914,589)	(24,264,814)
Class R	(1,648,215)	(5,876,783)	(3,785,349)	(10,097,511)
Class R6	(77,242)	(871)	(476,872)	(4,773)
Advisor Class	(984,409)	(3,430,085)	(1,636,910)	(5,236,475)
Total distributions to shareholders	(24,955,212)	(88,770,205)	(46,827,001)	(140,861,252)
Capital share transactions: (Note 2)
Class A	12,042,829	43,179,624	22,185,363	63,691,660
Class B	—	(904,216)	—	(1,651,045)
Class C	14,581,699	53,442,005	11,061,813	45,811,134
Class R	685,767	(18,951,319)	(10,068,218)	(10,367,488)
Class R6	113,023	38,095	(753,717)	255,599
Advisor Class	(6,986,439)	16,347,438	(38,638,106)	25,631,305
Total capital share transactions	20,436,879	93,151,627	(16,212,865)	123,371,165
Net increase (decrease) in
net assets	56,123,277	157,207,281	50,738,072	325,769,730
Net assets:
Beginning of period	1,668,917,558	1,511,710,277	2,783,589,888	2,457,820,158
End of period	$1,725,040,835	$1,668,917,558	$2,834,327,960	$2,783,589,888
Undistributed net investment income included
in net assets:
End of period	$802,593	$509,099	$820,937	$289,882

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2014	Year Ended
	(unaudited)	December 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$174,473	$11,439,289
Net realized gain (loss) from Underlying Funds and exchange traded funds	3,350,313	45,251,728
Net change in unrealized appreciation (depreciation) on investments	62,117,636	179,089,166
Net increase (decrease) in net assets resulting from operations	65,642,422	235,780,183
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	(271,128)	(10,678,620)
Class C	(105,054)	(2,162,450)
Class R	(62,444)	(2,126,044)
Class R6	(7,205)	(679)
Advisor Class	(17,424)	(1,145,252)
Net realized gains:
Class A	(14,039,866)	(18,869,198)
Class C	(5,420,583)	(7,282,401)
Class R	(3,154,235)	(4,676,994)
Class R6	(388,668)	(551)
Advisor Class	(876,832)	(1,735,561)
Total distributions to shareholders	(24,343,439)	(48,677,750)
Capital share transactions: (Note 2)
Class A	40,375,380	49,959,476
Class B	—	(652,170)
Class C	12,984,622	27,297,861
Class R	(3,416,313)	(4,719,075)
Class R6	(707,090)	41,939
Advisor Class	(21,150,355)	9,263,274
Total capital share transactions	28,086,244	81,191,305
Net increase (decrease) in net assets	69,385,227	268,293,738
Net assets:
Beginning of period	1,391,981,495	1,123,687,757
End of period	$1,461,366,722	$1,391,981,495
Undistributed net investment income included in net assets:
End of period	$ 170,000	$ 458,782

50 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the following name changes occurred:

Former Trust Name
Franklin Templeton Fund Allocator Series
New Trust Name
Franklin Fund Allocator Series

Former Fund Name
Franklin Templeton Conservative Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin Templeton Growth Allocation Fund
New Fund Name
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
The following summarizes the Funds’ significant accounting
policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	6,783,164	$100,136,112	9,957,796	$158,553,242
Shares issued in reinvestment of distributions	907,948	13,510,470	1,766,413	28,431,335
Shares redeemed	(6,877,028)	(101,603,753)	(10,345,763)	(164,799,214)
Net increase (decrease)	814,084	$12,042,829	1,378,446	$22,185,363
Year ended December 31, 2013
Shares sold	16,648,117	$241,733,382	23,365,779	$357,653,902
Shares issued in reinvestment of distributions	3,237,446	46,660,415	5,438,812	83,418,945
Shares redeemed	(16,899,845)	(245,214,173)	(24,694,524)	(377,381,187)
Net increase (decrease)	2,985,718	$43,179,624	4,110,067	$63,691,660

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(63,132)	$(904,216)	(110,413)	$(1,651,045)

Class C Shares:
Six Months ended June 30, 2014
Shares sold	4,057,325	$58,847,343	3,987,659	$61,977,443
Shares issued in reinvestment of distributions	436,769	6,396,353	625,619	9,844,448
Shares redeemed	(3,491,041)	(50,661,997)	(3,907,993)	(60,760,078)
Net increase (decrease)	1,003,053	$14,581,699	705,285	$11,061,813
Year ended December 31, 2013
Shares sold	10,404,962	$148,391,933	9,545,102	$142,928,615
Shares issued in reinvestment of distributions	1,710,659	24,249,619	2,064,905	30,964,427
Shares redeemed	(8,359,797)	(119,199,547)	(8,545,817)	(128,081,908)
Net increase (decrease)	3,755,824	$53,442,005	3,064,190	$45,811,134

Class R Shares:
Six Months ended June 30, 2014
Shares sold	1,406,906	$20,744,784	1,479,267	$23,495,954
Shares issued in reinvestment of distributions	158,258	2,348,086	276,377	4,434,496
Shares redeemed	(1,524,596)	(22,407,103)	(2,395,598)	(37,998,668)
Net increase (decrease)	40,568	$685,767	(639,954)	$(10,068,218)
Year ended December 31, 2013
Shares sold	2,549,498	$36,820,589	3,346,085	$51,038,389
Shares issued in reinvestment of distributions	617,855	8,869,826	936,657	14,306,271
Shares redeemed	(4,473,929)	(64,641,734)	(4,956,052)	(75,712,148)
Net increase (decrease)	(1,306,576)	$(18,951,319)	(673,310)	$(10,367,488)

Class R6 Shares:
Six Months ended June 30, 2014
Shares sold[b]	546,598	$8,022,146	2,462,088	$38,835,767
Shares issued on reinvestment of distributions	8,795	130,788	42,224	679,130
Shares redeemed	(538,130)	(8,039,911)	(2,491,752)	(40,268,614)
Net increase (decrease)	17,263	$113,023	12,560	$(753,717)
Year ended December 31, 2013[c]
Shares sold	2,487	$36,994	16,103	$256,949
Shares issued in reinvestment of distributions	76	1,113	490	7,723
Shares redeemed	(1)	(12)	(569)	(9,073)
Net increase (decrease)	2,562	$38,095	16,024	$255,599

Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	563,034	$8,314,022	1,061,796	$16,878,501
Shares issued in reinvestment of distributions	109,784	1,631,819	135,491	2,179,903
Shares redeemed[b]	(1,151,686)	(16,932,280)	(3,645,352)	(57,696,510)
Net increase (decrease)	(478,868)	$(6,986,439)	(2,448,065)	$(38,638,106)
Year ended December 31, 2013
Shares sold	2,194,831	$31,959,893	3,813,226	$58,650,719
Shares issued in reinvestment of distributions	388,262	5,596,792	532,699	8,178,878
Shares redeemed	(1,462,820)	(21,209,247)	(2,694,741)	(41,198,292)
Net increase (decrease)	1,120,273	$16,347,438	1,651,184	$25,631,305

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin
	Growth Allocation Fund
	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	5,395,757	$100,237,102
Shares issued in reinvestment of distributions	743,090	14,022,905
Shares redeemed	(3,971,047)	(73,884,627)
Net increase (decrease)	2,167,800	$40,375,380
Year ended December 31, 2013
Shares sold	10,809,201	$185,467,878
Shares issued in reinvestment of distributions	1,638,582	28,875,048
Shares redeemed	(9,615,479)	(164,383,450)
Net increase (decrease)	2,832,304	$49,959,476

Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(40,287)	$(652,170)

Class C Shares:
Six Months ended June 30, 2014
Shares sold	1,746,228	$31,652,168
Shares issued in reinvestment of distributions	290,553	5,346,773
Shares redeemed	(1,321,501)	(24,014,319)
Net increase (decrease)	715,280	$12,984,622
Year ended December 31, 2013
Shares sold	3,998,222	$66,960,234
Shares issued in reinvestment of distributions	532,128	9,100,139
Shares redeemed	(2,915,582)	(48,762,512)
Net increase (decrease)	1,614,768	$27,297,861

Class R Shares:
Six Months ended June 30, 2014
Shares sold	876,628	$16,088,151
Shares issued in reinvestment of distributions	168,521	3,139,738
Shares redeemed	(1,238,287)	(22,644,202)
Net increase (decrease)	(193,138)	$(3,416,313)
Year ended December 31, 2013
Shares sold	2,061,293	$35,052,772
Shares issued in reinvestment of distributions	380,554	6,597,953
Shares redeemed	(2,726,900)	(46,369,800)
Net increase (decrease)	(285,053)	$(4,719,075)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin
	Growth Allocation Fund
	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2014
Shares sold[b]	1,381,165	$25,426,247
Shares issued on reinvestment of distributions	20,884	395,780
Shares redeemed	(1,396,343)	(26,529,117)
Net increase (decrease)	5,706	$(707,090)
Year ended December 31, 2013[c]
Shares sold	2,563	$46,761
Shares issued in reinvestment of distributions	55	1,008
Shares redeemed	(317)	(5,830)
Net increase (decrease)	2,301	$41,939

Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	341,176	$6,361,568
Shares issued in reinvestment of distributions	46,089	873,405
Shares redeemed[b]	(1,539,026)	(28,385,328)
Net increase (decrease)	(1,151,761)	$(21,150,355)
Year ended December 31, 2013
Shares sold	1,592,462	$27,354,738
Shares issued in reinvestment of distributions	161,096	2,853,350
Shares redeemed	(1,219,870)	(20,944,814)
Net increase (decrease)	533,688	$9,263,274

aEffective March 1, 2013, all Class B shares were converted to Class A.
bEffective January 8, 2014, a portion of Advisor Class shares were exchanged into Class R6.
cFor the period May 1, 2013 (effective date) to December 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

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3. Transactions with Affiliates (continued)

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to
Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimburse-
ment distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$311,796	$575,834	$380,882
CDSC retained	$21,101	$35,869	$17,555

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$357,913	$701,921	$487,698

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investment in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statements of Operations. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in Underlying Funds for the period ended June 30, 2014, were as follows:

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares			Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Conservative Allocation
Fund
Franklin Biotechnology Discovery
Fund, Class R6	70,478		—	1,462	69,016	$10,083,246	$—	$40,159	0.69%
Franklin DynaTech Fund,
Class R6	1,542,287		—	35,127	1,507,160	69,706,165	—	128,782	3.05%
Franklin Emerging Market Debt
Opportunities Fund[a]	4,282,736		75,566	77,194	4,281,108	52,957,306	—	(100,582)	8.42%
Franklin Flex Cap Growth Fund,
Class R6	654,116		—	15,354	638,762	38,121,322	—	61,227	1.04%
Franklin Growth Fund, Class R6	2,427,862		—	58,750	2,369,112	165,719,406	—	667,643	1.61%
Franklin Growth Opportunities
Fund, Class R6	832,154		—	19,172	812,982	26,121,111	—	42,235	2.66%
Franklin International Growth Fund,
Class R6	411,292		—	4,863	406,429	4,775,540	—	3,182	1.50%
Franklin International Small Cap
Growth Fund, Class R6	1,903,062		—	42,320	1,860,742	43,336,677	—	77,780	2.20%
Franklin K2 Alternative Strategies
Fund, Class R6	—		5,157,034	—	5,157,034	55,694,938	—	—	13.89%
Franklin Low Duration Total Return
Fund, Class R6	16,065,074		437,495	310,568	16,192,001	164,672,657	1,549,895	(11,684)	7.76%
Franklin MicroCap Value Fund,
Class R6	281,183		—	3,305	277,878	11,179,019	—	(268)	2.04%
Franklin Mutual European Fund,
Class R6[b]	2,562,801		—	61,019	2,501,782	62,269,360	—	15,380	1.98%
Franklin Pelagos Commodities
Strategy Fund, Class R6	4,186,808	[c]	—	2,337,744	1,849,064	17,603,089	—	(3,635,014)	25.37%
Franklin Pelagos Managed Futures
Strategy Fund	413,012		—	413,012	—	—[d]	—	(370,519)	—
Franklin Real Estate Securities
Fund, Class R6	933,773		7,142	24,678	916,237	18,333,900	138,102	36,333	3.61%
Franklin Rising Dividends Fund,
Class R6	2,241,682		12,969	52,504	2,202,147	111,120,325	637,890	269,065	0.67%
Franklin Small Cap Growth Fund,
Class R6	333,547		241,143	3,967	570,723	11,865,330	—	3,468	0.57%
Franklin Strategic Income Fund,
Class R6	8,896,562		354,735	172,884	9,078,413	97,048,232	2,074,655	(2,530)	1.07%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares			Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Conservative Allocation
Fund (continued)
Franklin U.S. Government
Securities Fund, Class R6	29,684,395		1,095,434	585,023	30,194,806	$197,775,979	$3,708,389	$(141,457)	2.83%
Franklin Utilities Fund, Class R6	2,817,003		43,150	355,848	2,504,305	43,875,420	697,017	952,786	0.75%
Institutional Fiduciary Trust Money
Market Portfolio	27,602,955		98,292,538	101,154,761	24,740,732	24,740,732	—	—	0.11%
Templeton China World Fund,
Class R6	384,726		—	4,616	380,110	13,756,184	—	(7,742)	1.83%
Templeton Foreign Fund,
Class R6	8,095,742		—	195,458	7,900,284	67,547,427	—	25,248	0.87%
Templeton Frontier Markets Fund,
Class R6	1,349,082		—	32,871	1,316,211	25,100,136	—	9,486	1.62%
Templeton Global Total Return
Fund, Class R6	21,390,143		811,652	393,219	21,808,576	297,468,978	5,751,054	(276,300)	3.34%
Total						$1,630,872,479	$14,557,002	$(2,213,322)

Franklin Moderate Allocation
Fund
Franklin Biotechnology Discovery
Fund, Class R6	162,161		—	4,044	158,117	$23,100,861	$—	$114,573	1.57%
Franklin DynaTech Fund,
Class R6	3,173,969		—	84,029	3,089,940	142,909,744	—	328,679	6.25%
Franklin Emerging Market Debt
Opportunities Fund[a]	5,193,280		—	207,985	4,985,295	61,668,098	—	(131,484)	9.81%
Franklin Flex Cap Growth Fund,
Class R6	1,559,426		—	40,589	1,518,837	90,644,178	—	171,041	2.48%
Franklin Growth Fund, Class R6	5,437,223		—	204,488	5,232,735	366,029,814	—	2,666,504	3.55%
Franklin Growth Opportunities
Fund, Class R6	1,885,229		—	49,194	1,836,035	58,991,796	—	135,338	6.01%
Franklin International Growth Fund,
Class R6	921,804		—	19,564	902,240	10,601,319	—	16,283	3.33%
Franklin International Small Cap
Growth Fund, Class R6	4,223,679		—	109,426	4,114,253	95,820,950	—	266,563	4.88%
Franklin K2 Alternative Strategies
Fund, Class R6	—		8,622,053	10,476	8,611,577	93,003,310	—	(210)	23.20%
Franklin Low Duration Total Return
Fund, Class R6	19,675,358		383,142	818,426	19,240,074	195,671,557	1,894,535	(22,761)	9.22%
Franklin MicroCap Value Fund,
Class R6	604,171		—	12,716	591,455	23,794,238	—	3,859	4.33%
Franklin Mutual European Fund,
Class R6[b]	5,648,509		—	189,306	5,459,203	135,879,564	—	94,656	4.32%
Franklin Pelagos Commodities
Strategy Fund, Class R6	5,209,062	[c]	—	2,118,009	3,091,053	29,426,825	—	(3,391,716)	42.41%
Franklin Pelagos Managed Futures
Strategy Fund	511,630		—	511,630	—	—[d]	—	(802,743)	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares			Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Moderate Allocation
Fund (continued)
Franklin Real Estate Securities
Fund, Class R6	2,199,870		16,768	60,179	2,156,459	$43,150,745	$324,231	$95,600	8.49%
Franklin Rising Dividends Fund,
Class R6	4,856,020		27,773	169,420	4,714,373	237,887,242	1,366,028	1,236,400	1.44%
Franklin Small Cap Growth Fund,
Class R6	724,816		592,675	15,363	1,302,128	27,071,235	—	19,315	1.29%
Franklin Strategic Income Fund,
Class R6	10,670,983		328,342	448,120	10,551,205	112,792,384	2,469,767	40,448	1.25%
Franklin U.S. Government
Securities Fund, Class R6	35,178,492		973,504	1,486,073	34,665,923	227,061,793	4,359,357	(279,129)	3.24%
Franklin Utilities Fund, Class R6	6,924,389		105,929	875,311	6,155,007	107,835,729	1,711,168	2,354,251	1.84%
Institutional Fiduciary Trust Money
Market Portfolio	41,441,411		172,891,752	176,285,363	38,047,800	38,047,800	—	—	0.18%
Templeton China World Fund,
Class R6	798,094		—	17,086	781,008	28,264,663	—	(29,451)	3.77%
Templeton Foreign Fund,
Class R6	18,004,006		—	720,381	17,283,625	147,774,996	—	137,357	1.90%
Templeton Frontier Markets Fund,
Class R6	3,315,755		—	87,112	3,228,643	61,570,219	—	30,215	3.98%
Templeton Global Total Return
Fund, Class R6	25,067,740		725,662	1,034,563	24,758,839	337,710,565	6,712,209	(628,883)	3.79%
Total						$2,696,709,625	$18,837,295	$2,424,705

Franklin Growth Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	108,957		2,991	2,272	109,676	$16,023,659	$—	$57,242	1.09%
Franklin DynaTech Fund,
Class R6	2,288,810		62,492	48,006	2,303,296	106,527,434	—	166,472	4.66%
Franklin Emerging Market Debt
Opportunities Fund[a]	865,398		—	82,132	783,266	9,689,000	—	(21,509)	1.54%
Franklin Flex Cap Growth Fund,
Class R6	1,052,942		28,736	22,202	1,059,476	63,229,516	—	28,459	1.73%
Franklin Growth Fund, Class R6	3,598,914		98,016	76,220	3,620,710	253,268,672	—	337,675	2.46%
Franklin Growth Opportunities
Fund, Class R6	1,441,104		39,344	30,337	1,450,111	46,592,053	—	59,629	4.75%
Franklin International Growth Fund,
Class R6	679,931		18,709	14,377	684,263	8,040,092	—	3,403	2.52%
Franklin International Small Cap
Growth Fund, Class R6	3,218,100		88,141	67,858	3,238,383	75,421,933	—	50,696	3.84%
Franklin K2 Alternative Strategies
Fund, Class R6	—		4,335,456	—	4,335,456	46,822,060	—	—	11.68%
Franklin Low Duration Total Return
Fund, Class R6	3,219,778		29,831	307,071	2,942,538	29,925,612	303,051	(7,049)	1.41%
Franklin MicroCap Value Fund,
Class R6	454,665		12,463	9,544	457,584	18,408,607	—	(7,039)	3.35%
Franklin Mutual European Fund,
Class R6[b]	3,932,230		107,532	83,241	3,956,521	98,477,810	—	(16,981)	3.13%
Franklin Pelagos Commodities
Strategy Fund, Class R6	1,170,588	[c]	408,240	33,205	1,545,623	14,714,333	—	(42,642)	21.21%

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3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares				Realized	Outstanding
	at Beginning	Gross	Gross	Held at End		Value at End	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period
Franklin Growth Allocation Fund
(continued)
Franklin Pelagos Managed Futures
Strategy Fund	109,997	—	109,997	—	$	—[d]	$—	$(202,189)	—
Franklin Real Estate Securities
Fund, Class R6	1,597,431	56,270	33,805	1,619,896		32,414,124	241,674	28,123	6.38%
Franklin Rising Dividends Fund,
Class R6	3,367,599	111,716	71,396	3,407,919		171,963,604	976,255	17,661	1.04%
Franklin Small Cap Growth Fund,
Class R6	481,030	415,480	10,149	886,361		18,427,443	—	8,097	0.88%
Franklin Strategic Income Fund,
Class R6	1,848,131	39,205	177,243	1,710,093		18,280,895	414,665	34,488	0.20%
Franklin U.S. Government
Securities Fund, Class R6	6,182,355	113,637	593,051	5,702,941		37,354,264	742,960	(99,235)	0.53%
Franklin Utilities Fund, Class R6	4,542,020	195,462	559,952	4,177,530		73,190,329	1,141,907	971,174	1.25%
Institutional Fiduciary Trust Money
Market Portfolio	27,092,338	95,761,478	105,313,355	17,540,461		17,540,461	—	—	0.08%
Templeton China World Fund,
Class R6	612,750	16,722	13,019	616,453		22,309,442	—	(66,115)	2.97%
Templeton Foreign Fund,
Class R6	12,945,242	353,595	273,582	13,025,255		111,365,933	—	(1,617)	1.43%
Templeton Frontier Markets Fund,
Class R6	2,712,642	73,890	57,163	2,729,369		52,049,074	—	18,482	3.36%
Templeton Global Total Return
Fund, Class R6	4,358,937	85,522	419,409	4,025,050		54,901,689	1,142,737	(167,813)	0.62%
Total						$1,396,938,039	$4,963,249	$1,149,412

aEffective June 30, 2014, the Franklin Templeton Emerging Markets Debt Opportunities Fund was renamed the Franklin Emerging Market Debt Opportunities Fund.
bEffective June 30, 2014, the Mutual European Fund was renamed the Franklin Mutual European Fund.
cEffective January 10, 2014, the Underlying Fund's shares were exchanged to Class R6.
dAs of June 30, 2014, no longer held by the fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed the following, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2015:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.29%	0.28%	0.24%

For the Franklin Conservative Allocation Fund, there were no expenses waived, other than the Sweep Money Fund waiver, during the period ended June 30, 2014.

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4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2013, the Franklin Moderate Allocation Fund deferred post-October capital losses of $1,659,545.

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,492,113,817	$2,329,686,672	$1,106,262,803

Unrealized appreciation	$250,585,428	$552,967,953	$382,717,897
Unrealized depreciation	(7,603,664)	(10,420,219)	(1,662,637)
Net unrealized appreciation (depreciation)	$242,981,764	$542,547,734	$381,055,260

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2014, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$105,607,419	$160,108,094	$110,079,219
Sales	$94,679,045	$181,911,196	$74,816,569

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2014, the Funds did not use the Global Credit Facility.

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8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series, including Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of

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funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2013, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Templeton Conservative Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed the Fund’s total return for 2013 to be in the best or highest performing quintile of such performance universe, and on an annualized basis, to be in the middle performing quintiles of such universe for the previous three- and five-year periods, and the highest performing quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Templeton Moderate Allocation Fund – The performance universe of this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund’s 2013 total return to be in the middle performing quin-tiles of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quin-tiles of such universe for the previous three- and five-year periods, but to be in the highest or best performing quintile of such universe for the previous 10-year period. The Board found such comparative performance to be acceptable, noting that the Fund’s 2013 total return as shown in the Lipper report exceeded 14% and was slightly above the Lipper universe median and that its annualized three- and five-year total returns exceeded 7% and 11%, respectively.

Franklin Templeton Growth Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund’s 2013 total return to be in the second-highest performing quintile of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe during the previous three-year period, the second-highest performing quintile of such universe during the previous five-year period, and the highest or best performing quintile of such universe during the previous 10-year period. The Board found the performance of the Fund in comparison to its Lipper performance universe as shown in the Lipper report to be satisfactory.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted that the Funds pay an asset allocation advisory

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SHAREHOLDER INFORMATION

fee. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for Franklin Templeton Moderate Allocation Fund showed that its contractual management fee rate was at the median of its Lipper expense group, and its actual total expense ratio was within three basis points above the median of its Lipper expense group. The Lipper report for Franklin Templeton Growth Allocation Fund showed its contractual management fee rate to be less than 10 basis points above the median of its Lipper expense group but its actual total expense ratio to be below the median for such expense group. The Lipper report for Franklin Templeton Conservative Allocation Fund showed its contractual management fee rate to be at the median of its Lipper expense group and its actual total expense ratio to be below its Lipper expense group median. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

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Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2014

Franklin Fund Allocator Series

(formerly, Franklin Templeton Fund Allocator Series)

Franklin Corefolio Allocation Fund
(formerly, Franklin Templeton Corefolio Allocation Fund)

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds
Allocation Fund	11
Financial Highlights and
Statements of Investments	18
Financial Statements	28
Notes to Financial Statements	31
Shareholder Information	38

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Semiannual Report

Economic and Market Overview

The U.S. economy showed some signs of recovery during the six-month period ended June 30, 2014, despite a first-quarter contraction in gross domestic product. Manufacturing activity expanded, and the unemployment rate declined to 6.1% in June 2014 from 6.7% in December 2013.1 Except for a sharp increase in March, retail sales rose at a modest pace that missed consensus expectations. The housing market had some weather-related weakness early in 2014, but home sales picked up in the spring and home prices were higher than a year ago.

The Federal Reserve Board (Fed) began reducing bond purchases by $10 billion a month in January 2014, based on earlier largely positive economic and employment data. Although economic data in early 2014 were soft, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed pledged to keep interest rates low for a considerable time after the asset-purchase program ends, depending on inflation and employment trends. In June, the Fed lowered projections for near- and long-term economic growth even as it maintained the pace of tapering.

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets recorded continued growth. Major developed market central banks reaffirmed their accommodative monetary policies in an effort to support the ongoing recovery. In emerging markets, some central banks cut interest rates to boost economic growth, while others raised rates to control inflation and currency depreciation.

The U.K. economy grew relatively well in the first half of 2014, supported by the services and manufacturing sectors. In the second quarter, a preliminary estimate registered expansion at precrisis levels. The Japanese economy grew strongly during the first quarter of 2014 as consumption rose ahead of a sales tax increase in April. The Bank of Japan kept its monetary policy unchanged as it maintained an upbeat inflation forecast and reiterated that the economy continued to recover moderately, despite challenges resulting from the sales tax increase. Japan’s growth weakened, however, in the second quarter. Although out of recession, the eurozone experienced deflationary risks and weak employment trends. The region’s first-quarter economic growth was softer than many observers had expected. In the second quarter, concerns arose about the potential negative impacts to growth from the crisis in Ukraine and tension in the Middle East. Toward period-end, the European Central Bank reduced its main interest rate and, for the first time, set a negative deposit rate.

Stocks in developed markets advanced overall during the period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds delivered solid performance as interest rates in many developed market countries remained low. Gold prices rose during the period, and oil prices increased amid supply concerns related to geopolitical tensions. The U.S. dollar was relatively flat compared to most currencies.

The foregoing information reflects our analysis and opinions as of June 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Corefolio Allocation Fund

(formerly, Franklin Templeton Corefolio Allocation Fund)

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Performance Overview

Franklin Corefolio Allocation Fund – Class A delivered a +6.22% cumulative total return for the six months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +7.14% cumulative total return,1, 2 and the MSCI World Index, which tracks equity performance in global developed markets, produced a +6.52% total return.1, 3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Mutual Shares Fund –Class R6 outperformed the S&P 500, and Franklin Growth Fund – Class R6 performed in line with the S&P 500, while Franklin Flex Cap Growth Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 22.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13		Change
A (FTCOX)	$18.46	$17.61	+$	0.85
C (FTCLX)	$18.21	$17.44	+$	0.77
R (n/a)	$18.43	$17.60	+$	0.83
Advisor (n/a)	$18.52	$17.64	+$	0.88

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0045	$0.2401		$0.2446
C	$0.0045	$0.2401		$0.2446
R	$0.0045	$0.2401		$0.2446
Advisor	$0.0045	$0.2401		$0.2446

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual
Share Class		Total Return[2]		Total Return[3]	Investment[4]	Operating Expenses[5]
A						1.08%
6-Month	+	6.22%	+	0.14%	$10,014
1-Year	+	26.12%	+	18.89%	$11,889
5-Year	+	119.07%	+	15.60%	$20,640
10-Year	+	99.90%	+	6.54%	$18,841
C						1.79%
6-Month	+	5.82%	+	4.82%	$10,482
1-Year	+	25.18%	+	24.18%	$12,418
5-Year	+	111.31%	+	16.14%	$21,131
10-Year	+	86.54%	+	6.43%	$18,654
R						1.29%
6-Month	+	6.11%	+	6.11%	$10,611
1-Year	+	25.82%	+	25.82%	$12,582
5-Year	+	116.74%	+	16.73%	$21,674
10-Year	+	96.03%	+	6.96%	$19,603
Advisor						0.79%
6-Month	+	6.38%	+	6.38%	$10,638
1-Year	+	26.44%	+	26.44%	$12,644
5-Year	+	122.20%	+	17.31%	$22,220
10-Year	+	105.99%	+	7.49%	$20,599

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund’s prospectus.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN COREFOLIO ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,062.20	$2.45	$5.42
Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.41	$5.31
C
Actual	$1,000	$1,058.20	$6.07	$9.03
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96	$8.85
R
Actual	$1,000	$1,061.10	$3.53	$6.49
Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.46	$6.36
Advisor
Actual	$1,000	$1,063.80	$0.97	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95	$3.86

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; C: 1.19%; R: 0.69%; and Advisor: 0.19%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.06%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Semiannual Report

franklintempleton.com

Franklin Founding Funds Allocation Fund

(formerly, Franklin Templeton Founding Funds Allocation Fund)

We are pleased to bring you Franklin Founding Funds Allocation Fund’s semiannual report for the period ended June 30, 2014.

Your Fund’s Goals and Main Investments

Franklin Founding Funds Allocation Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Performance Overview

Franklin Founding Funds Allocation Fund – Class A delivered a +7.43% cumulative total return for the six months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +7.14% total return,1, 2 and the MSCI World Index, which tracks equity performance in global developed markets, produced a +6.52% total return.1, 3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500, while Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

franklintempleton.com Semiannual Report | 11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13		Change
A (FFALX)	$14.27	$13.37	+$	0.90
C (FFACX)	$14.06	$13.18	+$	0.88
R (FFARX)	$14.29	$13.39	+$	0.90
Advisor (FFAAX)	$14.34	$13.44	+$	0.90

Distributions (1/1/14–6/30/14)
Dividend
Share Class	Income
A	$0.0935
C	$0.0432
R	$0.0781
Advisor	$0.1115

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Semiannual Report | 13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual
Share Class		Total Return[2]		Total Return[3]	Investment[4]	Operating Expenses[5]
A						1.02%
6-Month	+	7.43%	+	1.23%	$10,123
1-Year	+	22.59%	+	15.51%	$11,551
5-Year	+	104.90%	+	14.07%	$19,315
10-Year	+	98.82%	+	6.48%	$18,744
C						1.77%
6-Month	+	7.01%	+	6.01%	$10,601
1-Year	+	21.69%	+	20.69%	$12,069
5-Year	+	97.18%	+	14.54%	$19,718
10-Year	+	85.13%	+	6.35%	$18,513
R						1.27%
6-Month	+	7.31%	+	7.31%	$10,731
1-Year	+	22.26%	+	22.26%	$12,226
5-Year	+	102.33%	+	15.14%	$20,233
10-Year	+	94.43%	+	6.87%	$19,443
Advisor						0.77%
6-Month	+	7.53%	+	7.53%	$10,753
1-Year	+	22.88%	+	22.88%	$12,288
5-Year	+	107.38%	+	15.71%	$20,738
10-Year	+	104.41%	+	7.41%	$20,441

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report | 15

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,074.30	$2.11	$5.09
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	$4.96
C
Actual	$1,000	$1,070.10	$5.95	$8.93
Hypothetical (5% return before expenses)	$1,000	$1,019.04	$5.81	$8.70
R
Actual	$1,000	$1,073.10	$3.39	$6.37
Hypothetical (5% return before expenses)	$1,000	$1.021.52	$3.31	$6.21
Advisor
Actual	$1,000	$1,075.30	$0.82	$3.81
Hypothetical (5% return before expenses)	$1,000	$1,024.00	$0.80	$3.71

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.41%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.99%; C: 1.74%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Semiannual Report | 17

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.61	$13.57	$11.93	$12.41	$11.08	$8.46
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.04)	0.11	0.11	0.11	0.15	0.12
Net realized and unrealized gains (losses)	1.13	4.09	1.65	(0.47)	1.30	2.64
Total from investment operations	1.09	4.20	1.76	(0.36)	1.45	2.76
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.16)	(0.12)	(0.12)	(0.12)	(0.14)
Net realized gains	(0.24)	—	—	—	—	—
Total distributions	(0.24)	(0.16)	(0.12)	(0.12)	(0.12)	(0.14)
Net asset value, end of period	$18.46	$17.61	$13.57	$11.93	$12.41	$11.08

Total return[e]	6.22%	31.01%	14.80%	(2.90)%	13.13%	32.74%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.48%	0.44%	0.36%	0.39%	0.45%	0.51%
Expenses net of waiver and payments by
affiliates[g]	0.48%[h]	0.44%	0.36%	0.39%	0.38%	0.38%
Net investment income (loss)[c]	(0.48)%	0.68%	0.86%	0.89%	1.26%	1.31%

Supplemental data
Net assets, end of period (000’s)	$577,435	$558,124	$449,252	$418,444	$479,773	$319,688
Portfolio turnover rate	0.03%	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
hBenefit of waiver and payment by affiliate rounds to less than 0.01%.

18 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.44	$13.45	$11.82	$12.30	$10.99	$8.40
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.10)	(—)[d]	0.02	0.02	0.06	0.05
Net realized and unrealized gains (losses)	1.11	4.04	1.64	(0.47)	1.30	2.61
Total from investment operations	1.01	4.04	1.66	(0.45)	1.36	2.66
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.05)	(0.03)	(0.03)	(0.05)	(0.07)
Net realized gains	(0.24)	—	—	—	—	—
Total distributions	(0.24)	(0.05)	(0.03)	(0.03)	(0.05)	(0.07)
Net asset value, end of period	$18.21	$17.44	$13.45	$11.82	$12.30	$10.99

Total return[e]	5.82%	30.09%	14.04%	(3.67)%	12.39%	31.80%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.19%	1.15%	1.07%	1.10%	1.17%	1.23%
Expenses net of waiver and payments by
affiliates[g]	1.19%[h]	1.15%	1.07%	1.10%	1.10%	1.10%
Net investment income (loss)[c]	(1.19)%	(0.03)%	0.15%	0.18%	0.54%	0.59%

Supplemental data
Net assets, end of period (000’s)	$181,927	$176,332	$142,879	$138,447	$162,084	$113,040
Portfolio turnover rate	0.03%	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
hBenefit of waiver and payment by affiliate rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 19

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.60	$13.56	$11.93	$12.41	$11.08	$8.46
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.06)	0.06	0.09	0.08	0.12	0.11
Net realized and unrealized gains (losses)	1.13	4.11	1.64	(0.47)	1.31	2.63
Total from investment operations	1.07	4.17	1.73	(0.39)	1.43	2.74
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.13)	(0.10)	(0.09)	(0.10)	(0.12)
Net realized gains	(0.24)	—	—	—	—	—
Total distributions	(0.24)	(0.13)	(0.10)	(0.09)	(0.10)	(0.12)
Net asset value, end of period	$18.43	$17.60	$13.56	$11.93	$12.41	$11.08

Total return[e]	6.11%	30.76%	14.49%	(3.15)%	12.93%	32.49%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.69%	0.65%	0.57%	0.60%	0.67%	0.74%
Expenses net of waiver and payments by
affiliates[g]	0.69%[h]	0.65%	0.57%	0.60%	0.60%	0.61%
Net investment income (loss)[c]	(0.69)%	0.47%	0.65%	0.68%	1.04%	1.08%

Supplemental data
Net assets, end of period (000’s)	$1,679	$1,903	$1,856	$1,686	$2,188	$1,365
Portfolio turnover rate	0.03%	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
hBenefit of waiver and payment by affiliate rounds to less than 0.01%.

20 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.64	$13.59	$11.95	$12.44	$11.09	$8.47
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.02)	0.18	0.18	0.17	0.26	0.15
Net realized and unrealized gains (losses)	1.14	4.08	1.62	(0.50)	1.24	2.64
Total from investment operations	1.12	4.26	1.80	(0.33)	1.50	2.79
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.21)	(0.16)	(0.16)	(0.15)	(0.17)
Net realized gains	(0.24)	—	—	—	—	—
Total distributions	(0.24)	(0.21)	(0.16)	(0.16)	(0.15)	(0.17)
Net asset value, end of period	$18.52	$17.64	$13.59	$11.95	$12.44	$11.09

Total return[e]	6.38%	31.38%	15.11%	(2.67)%	13.56%	33.01%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.19%	0.15%	0.07%	0.10%	0.17%	0.24%
Expenses net of waiver and payments by
affiliates[g]	0.19%[h]	0.15%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)[c]	(0.19)%	0.97%	1.15%	1.18%	1.54%	1.58%

Supplemental data
Net assets, end of period (000’s)	$16,634	$15,495	$10,245	$7,815	$7,357	$1,915
Portfolio turnover rate	0.03%	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
hBenefit of waiver and payment by affiliate rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 75.0%
[b] Franklin Flex Cap Growth Fund, Class R6	3,241,653	$193,461,842
Franklin Growth Fund, Class R6	2,787,603	194,992,796
Franklin Mutual Shares Fund, Class R6	6,360,360	194,754,218
		583,208,856
Foreign Equity 25.0%
Templeton Growth Fund Inc., Class R6	7,379,547	194,303,462
Total Investments in Underlying Funds before Short Term Investments
(Cost $530,405,286) 100.0%		777,512,318
Short Term Investments (Cost $1,703,812) 0.2%
Money Market Funds 0.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,703,812	1,703,812
Total Investments in Underlying Funds (Cost $532,109,098) 100.2%		779,216,130
Other Assets, less Liabilities (0.2)%		(1,541,150)
Net Assets 100.0%		$777,674,980

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.37	$11.14	$9.88	$10.46	$9.82	$7.83
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.32	0.35	0.35	0.36	0.33
Net realized and unrealized gains (losses)	0.90	2.29	1.28	(0.55)	0.66	2.06
Total from investment operations	0.99	2.61	1.63	(0.20)	1.02	2.39
Less distributions from net investment
income	(0.09)	(0.38)	(0.37)	(0.38)	(0.38)	(0.40)
Net asset value, end of period	$14.27	$13.37	$11.14	$9.88	$10.46	$9.82

Total return[d]	7.43%	23.64%	16.76%	(1.95)%	10.61%	31.05%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.41%	0.39%	0.33%	0.34%	0.41%	0.44%
Expenses net of waiver and payments by
affiliates[f]	0.41%[g]	0.39%	0.33%	0.34%	0.35%	0.37%
Net investment income[c]	1.30%	2.63%	3.24%	3.36%	3.61%	3.94%

Supplemental data
Net assets, end of period (000’s)	$4,308,762	$4,170,045	$3,766,640	$3,773,080	$4,771,043	$5,333,275
Portfolio turnover rate	0.85%	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.18	$10.99	$9.75	$10.32	$9.70	$7.74
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.23	0.26	0.27	0.28	0.27
Net realized and unrealized gains (losses)	0.88	2.25	1.27	(0.54)	0.64	2.02
Total from investment operations	0.92	2.48	1.53	(0.27)	0.92	2.29
Less distributions from net investment
income	(0.04)	(0.29)	(0.29)	(0.30)	(0.30)	(0.33)
Net asset value, end of period	$14.06	$13.18	$10.99	$9.75	$10.32	$9.70

Total return[d]	7.01%	22.69%	15.87%	(2.65)%	9.69%	30.11%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.16%	1.14%	1.08%	1.09%	1.16%	1.18%
Expenses net of waiver and payments by
affiliates[f]	1.16%[g]	1.14%	1.08%	1.09%	1.10%	1.11%
Net investment income[c]	0.55%	1.88%	2.49%	2.61%	2.86%	3.20%

Supplemental data
Net assets, end of period (000’s)	$1,896,165	$1,829,111	$1,657,087	$1,743,292	$2,252,033	$2,573,664
Portfolio turnover rate	0.85%	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

24 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.39	$11.16	$9.89	$10.48	$9.84	$7.84
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.29	0.31	0.35	0.34	0.31
Net realized and unrealized gains (losses)	0.91	2.29	1.30	(0.58)	0.65	2.07
Total from investment operations	0.98	2.58	1.61	(0.23)	0.99	2.38
Less distributions from net investment
income	(0.08)	(0.35)	(0.34)	(0.36)	(0.35)	(0.38)
Net asset value, end of period	$14.29	$13.39	$11.16	$9.89	$10.48	$9.84

Total return[d]	7.31%	23.28%	16.52%	(2.27)%	10.31%	30.83%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.66%	0.64%	0.58%	0.59%	0.66%	0.68%
Expenses net of waiver and payments by
affiliates[f]	0.66%[g]	0.64%	0.58%	0.59%	0.60%	0.61%
Net investment income[c]	1.05%	2.38%	2.99%	3.11%	3.36%	3.70%

Supplemental data
Net assets, end of period (000’s)	$12,145	$10,597	$10,058	$11,922	$12,568	$13,331
Portfolio turnover rate	0.85%	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dRatios are annualized for periods less than one year.
eTotal return is not annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.44	$11.20	$9.93	$10.52	$9.87	$7.87
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.39	0.38	0.39	0.40	0.39
Net realized and unrealized gains (losses)	0.91	2.26	1.29	(0.57)	0.66	2.03
Total from investment operations	1.01	2.65	1.67	(0.18)	1.06	2.42
Less distributions from net investment
income	(0.11)	(0.41)	(0.40)	(0.41)	(0.41)	(0.42)
Net asset value, end of period	$14.34	$13.44	$11.20	$9.93	$10.52	$9.87

Total return[d]	7.53%	23.93%	17.08%	(1.78)%	10.95%	31.35%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.16%	0.14%	0.08%	0.09%	0.16%	0.18%
Expenses net of waiver and payments by
affiliates[f]	0.16%[g]	0.14%	0.08%	0.09%	0.10%	0.11%
Net investment income[c]	1.55%	2.88%	3.49%	3.61%	3.86%	4.20%

Supplemental data
Net assets, end of period (000’s)	$136,695	$114,369	$71,487	$72,427	$71,126	$63,994
Portfolio turnover rate	0.85%	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dRatios are annualized for periods less than one year.
eTotal return is not annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2014.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.2%
Franklin Mutual Shares Fund, Class R6	68,943,713	$2,111,056,501
Domestic Hybrid 33.5%
Franklin Income Fund, Class R6	827,996,622	2,127,951,319
Foreign Equity 32.9%
Templeton Growth Fund Inc., Class R6	79,341,138	2,089,052,166
Total Investments in Underlying Funds before Short Term Investments
(Cost $5,416,667,825) 99.6%		6,328,059,986
Short Term Investments (Cost $35,064,294) 0.6%
Money Market Funds 0.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	35,064,294	35,064,294
Total Investments in Underlying Funds (Cost $5,451,732,119) 100.2%		6,363,124,280
Other Assets, less Liabilities (0.2)%		(9,357,587)
Net Assets 100.0%		$6,353,766,693

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 27

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 3e)
Cost	$532,109,098	$5,451,732,119
Value	$779,216,130	$6,363,124,280
Receivables from capital shares sold	452,307	5,090,103
Other assets	340	2,761
Total assets	779,668,777	6,368,217,144
Liabilities:
Payables:
Capital shares redeemed	1,235,134	8,038,090
Administrative fees	19,081	155,205
Distribution fees	574,608	4,937,076
Transfer agent fees	122,337	1,146,443
Accrued expenses and other liabilities	42,637	173,637
Total liabilities	1,993,797	14,450,451
Net assets, at value	$777,674,980	$6,353,766,693
Net assets consist of:
Paid-in capital	$544,877,027	$8,052,956,060
Undistributed net investment income (loss)	(2,388,738)	—
Distributions in excess of net investment income	—	(41,085)
Net unrealized appreciation (depreciation)	247,107,032	911,392,161
Accumulated net realized gain (loss)	(11,920,341)	(2,610,540,443)
Net assets, at value	$777,674,980	$6,353,766,693

Class A:
Net assets, at value	$577,435,135	$4,308,761,694
Shares outstanding	31,285,086	302,037,283
Net asset value per share[a]	$18.46	$14.27
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.59	$15.14
Class C:
Net assets, at value	$181,927,135	$1,896,164,886
Shares outstanding	9,992,472	134,820,102
Net asset value and maximum offering price per share[a]	$18.21	$14.06
Class R:
Net assets, at value	$1,678,697	$12,145,047
Shares outstanding	91,092	849,832
Net asset value and maximum offering price per share	$18.43	$14.29
Advisor Class:
Net assets, at value	$16,634,013	$136,695,066
Shares outstanding	898,359	9,530,801
Net asset value and maximum offering price per share	$18.52	$14.34

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2014 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 3e)	$—	$52,289,073
Expenses:
Administrative fees (Note 3a)	112,433	917,751
Distribution fees: (Note 3b)
Class A	794,417	5,204,363
Class C	880,599	9,126,317
Class R	4,555	27,964
Transfer agent fees: (Note 3d)
Class A	370,319	2,413,301
Class C	117,237	1,059,395
Class R	1,214	6,481
Advisor Class	10,448	69,991
Reports to shareholders	33,773	273,326
Registration and filing fees	38,919	79,644
Professional fees	15,289	32,371
Trustees’ fees and expenses	2,476	21,507
Other	5,513	21,939
Total expenses	2,387,192	19,254,350
Expenses waived/paid by affiliates (Note 3e)	(114)	(6,908)
Net expenses	2,387,078	19,247,442
Net investment income (loss)	(2,387,078)	33,041,631
Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds (Note 3e)	4,852,434	35,475,439
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	42,707,986	368,272,915
Net realized and unrealized gain (loss)	47,560,420	403,748,354
Net increase (decrease) in net assets resulting from operations	$45,173,342	$436,789,985

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,387,078)	$3,488,783	$33,041,631	$140,058,589
Net realized gain (loss) from Underlying
Funds	4,852,434	37,930,200	35,475,439	58,304,930
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	42,707,986	139,431,540	368,272,915	1,023,954,491
Net increase (decrease) in net assets
resulting from operations	45,173,342	180,850,523	436,789,985	1,222,318,010
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(139,008)	(5,135,871)	(28,084,310)	(118,824,164)
Class C	(44,561)	(539,100)	(5,812,122)	(39,966,252)
Class R	(405)	(13,603)	(65,965)	(276,644)
Advisor Class	(3,992)	(179,676)	(1,054,545)	(3,156,020)
Net realized gains:
Class A	(7,418,585)	—	—	—
Class C	(2,376,942)	—	—	—
Class R	(21,584)	—	—	—
Advisor Class	(212,990)	—	—	—
Total distributions to shareholders	(10,218,067)	(5,868,250)	(35,016,942)	(162,223,080)
Capital share transactions: (Note 2)
Class A	(7,064,392)	(21,298,297)	(134,590,039)	(322,569,398)
Class B	—	(3,233,173)	—	(34,596,414)
Class C	(2,127,890)	(7,437,082)	(52,673,826)	(144,240,609)
Class R	(305,599)	(419,907)	801,680	(1,342,610)
Advisor Class	362,898	1,932,643	14,333,750	28,225,950
Total capital share transactions	(9,134,983)	(30,455,816)	(172,128,435)	(474,523,081)
Net increase (decrease) in
net assets	25,820,292	144,526,457	229,644,608	585,571,849
Net assets:
Beginning of period	751,854,688	607,328,231	6,124,122,085	5,538,550,236
End of period	$777,674,980	$751,854,688	$6,353,766,693	$6,124,122,085
Undistributed net investment income (loss)
included in net assets, end of period	$(2,388,738)	$186,306	$—	$1,934,226
Distributions in excess of net investment
income included in net assets, end of
period	$—	$—	$(41,085)	$—

30 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the following name changes occurred:

Former Trust Name
Franklin Templeton Fund Allocator Series
New Trust Name
Franklin Fund Allocator Series

Former Fund Name
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
New Fund Name
Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund
The following summarizes the Funds’ significant accounting
policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

franklintempleton.com Semiannual Report | 31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	1,249,701	$22,269,576	10,595,459	$144,896,883
Shares issued in reinvestment of distributions	400,269	7,356,940	1,888,119	26,851,463
Shares redeemed	(2,055,044)	(36,690,908)	(22,381,189)	(306,338,385)
Net increase (decrease)	(405,074)	$(7,064,392)	(9,897,611)	$(134,590,039)
Year ended December 31, 2013
Shares sold	3,437,590	$53,359,599	21,436,165	$262,836,923
Shares issued in reinvestment of distributions	291,186	4,981,840	8,950,226	113,502,952
Shares redeemed	(5,147,580)	(79,639,736)	(56,672,608)	(698,909,273)
Net increase (decrease)	(1,418,804)	$(21,298,297)	(26,286,217)	$(322,569,398)
Class B Shares[a]:
Year ended December 31, 2013
Shares sold	472	$6,656	3,162	$36,602
Shares redeemed	(229,346)	(3,239,829)	(2,957,857)	(34,633,016)
Net increase (decrease)	(228,874)	$(3,233,173)	(2,954,695)	$(34,596,414)

32 | Semiannual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2014
Shares sold	561,963	$9,910,337	5,181,346	$69,905,619
Shares issued in reinvestment of distributions	128,424	2,328,318	379,714	5,327,334
Shares redeemed	(810,091)	(14,366,545)	(9,489,394)	(127,906,779)
Net increase (decrease)	(119,704)	$(2,127,890)	(3,928,334)	$(52,673,826)
Year ended December 31, 2013
Shares sold	1,222,480	$19,033,146	9,397,146	$114,668,476
Shares issued in reinvestment of distributions	31,901	514,595	2,912,284	36,529,675
Shares redeemed	(1,767,529)	(26,984,823)	(24,375,919)	(295,438,760)
Net increase (decrease)	(513,148)	$(7,437,082)	(12,066,489)	$(144,240,609)
Class R Shares:
Six Months ended June 30, 2014
Shares sold	1,247	$22,426	112,775	$1,545,762
Shares issued in reinvestment of distributions	1,198	21,988	4,595	65,484
Shares redeemed	(19,457)	(350,013)	(58,694)	(809,566)
Net increase (decrease)	(17,012)	$(305,599)	58,676	$801,680
Year ended December 31, 2013
Shares sold	5,007	$78,357	144,102	$1,780,250
Shares issued in reinvestment of distributions	801	13,603	21,682	275,563
Shares redeemed	(34,547)	(511,867)	(276,170)	(3,398,423)
Net increase (decrease)	(28,739)	$(419,907)	(110,386)	$(1,342,610)
Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	38,757	$691,992	1,919,446	$26,685,340
Shares issued in reinvestment of distributions	11,111	204,886	67,783	969,298
Shares redeemed	(29,821)	(533,980)	(966,015)	(13,320,888)
Net increase (decrease)	20,047	$362,898	1,021,214	$14,333,750
Year ended December 31, 2013
Shares sold	240,034	$3,782,420	3,668,813	$47,263,232
Shares issued in reinvestment of distributions	9,794	169,184	221,108	2,845,113
Shares redeemed	(125,315)	(2,018,961)	(1,765,654)	(21,882,395)
Net increase (decrease)	124,513	$1,932,643	2,124,267	$28,225,950
[a]Effective March 1, 2013, all the Class B shares were converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for the Franklin Corefolio Allocation Fund and at 0.25% per year for Class A shares for the Franklin Founding Funds Allocation Fund until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$101,623	$600,325
CDSC retained	$4,727	$23,522

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended June 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$333,218	$1,753,632

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by directly or indirectly the Sweep Money Fund, as noted on the Statements of Operations. Prior to January 1, 2014, the waiver was accounted for as a reduction to Administrative fees.

Investments in Underlying Funds for the period ended June 30, 2014, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares			Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Corefolio Allocation
Fund
Franklin Flex Cap Growth Fund,
Class R6	3,338,423	—	96,770	3,241,653	$193,461,842	$—	$1,907,985	5.30%
Franklin Growth Fund, Class R6	2,905,310	—	117,707	2,787,603	194,992,796	—	2,191,974	1.89%
Franklin Mutual Shares Fund,
Class R6[a]	6,575,955	—	215,595	6,360,360	194,754,218	—	592,839	1.14%
Institutional Fiduciary Trust Money
Market Portfolio	686,704	16,982,711	15,965,603	1,703,812	1,703,812	—	—	0.01%
Templeton Growth Fund Inc.,
Class R6	7,464,658	8,120	93,231	7,379,547	194,303,462	—	159,636	1.03%
Total					$779,216,130	$—	$4,852,434

Franklin Founding Funds
Allocation Fund
Franklin Income Fund, Class R6	838,143,077	21,435,346	31,581,801	827,996,622	$2,127,951,319	$52,289,073	$5,388,597	2.23%
Franklin Mutual Shares Fund,
Class R6[a]	71,806,661	—	2,862,948	68,943,713	2,111,056,501	—	21,750,310	12.32%
Institutional Fiduciary Trust Money
Market Portfolio	45,704,595	138,751,264	149,391,565	35,064,294	35,064,294	—	—	0.16%
Templeton Growth Fund Inc.,
Class R6	81,555,713	—	2,214,575	79,341,138	2,089,052,166	—	8,336,532	11.10%
Total					$6,363,124,280	$52,289,073	$35,475,439
[a]Effective June 30, 2014, the Mutual Shares Fund was renamed the Franklin Mutual Shares Fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)
At December 31, 2013, the capital loss carryforwards were as follows:
	Franklin		Franklin
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
Capital loss carryforwards expiring in:
2016	$—		$666,677,037
2017	13,215,638	[a]	1,091,470,427
2018	—		465,945,460
Long term capital loss carryforwards not subject to expiration	—		393,449,505
Total capital loss carryforwards	$13,215,638		$2,617,542,429

aIncludes $13,215,638 from the merged Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$535,663,931	$5,480,205,574

Unrealized appreciation	$243,552,199	$882,918,706
Unrealized depreciation	—	—
Net unrealized appreciation (depreciation)	$243,552,199	$882,918,706

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of short term capital gains distributions from Underlying Funds, foreign capital gains tax, and wash sales.

5. Investment Transactions
Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2014, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Purchases	$200,000	$52,289,073
Sales	$22,400,000	$217,000,000

6. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2014, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series, including Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account

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the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2013, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Templeton Corefolio Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Lipper report showed the Fund’s 2013 total return to be in the second-lowest performing quintile of such universe, and its total return on an annualized basis to be in the middle performing quintiles of such universe for the previous three- and five-year periods, and the second-lowest performing quintile of such universe for the previous 10-year period. The Fund’s performance reflects those of the four underlying funds in which it invests in approximately equal allocations, and the Board has reviewed such performance and discussed with management the relative performance of certain of such underlying funds. Based on such review and discussions, the Board believes the Fund’s investment strategy continues to be an appropriate one, and noted that as shown in the Lipper report, the Fund’s 2013 total return exceeded 31%.

Franklin Templeton Founding Funds Allocation Fund –

The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. This Fund seeks income as a secondary goal, and the Lipper report showed its income return for both the one-year period and each of the annualized three-, five- and 10-year periods to be in the highest performing quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to also be in the highest performing quintile of its Lipper performance universe, and on an annualized basis for each of the previous three- and five-year periods to be in the highest performing quintile, and to be in the second-highest performing quintile of such universe for the previous 10-year period. The Fund’s performance reflects that of the three underlying funds in which it invests in approximately equal allocations, and the Board was satisfied with such performance and believes such investment strategy continues to be an appropriate one.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted that for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund there is no investment management agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the

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SHAREHOLDER INFORMATION

contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. In the cases of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, their Lipper reports in each case showed both their contractual management fee rates as well as actual total expense ratios to be the least expensive within their respective expense groups. The Board was satisfied with the comparative expenses of these Funds as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

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SHAREHOLDER INFORMATION

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2014

Franklin Fund Allocator Series

(formerly, Franklin Templeton Fund Allocator Series)

Franklin LifeSmart™

2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Economic and Market Overview	3
Franklin LifeSmartTM
2015 Retirement Target Fund	4
Franklin LifeSmartTM
2020 Retirement Target Fund	11
Franklin LifeSmartTM
2025 Retirement Target Fund	18
Franklin LifeSmartTM
2030 Retirement Target Fund	25
Franklin LifeSmartTM
2035 Retirement Target Fund	32
Franklin LifeSmartTM
2040 Retirement Target Fund	39
Franklin LifeSmartTM
2045 Retirement Target Fund	46
Franklin LifeSmartTM
2050 Retirement Target Fund	53
Financial Highlights and
Statements of Investments	60
Financial Statements	112
Notes to Financial Statements	122
Shareholder Information	142

| 1

Semiannual Report

Economic and Market Overview

The U.S. economy showed some signs of recovery during the six-month period ended June 30, 2014, despite a first-quarter contraction in gross domestic product. Manufacturing activity expanded, and the unemployment rate declined to 6.1% in June 2014 from 6.7% in December 2013.1 Except for a sharp increase in March, retail sales rose at a modest pace that missed consensus expectations. The housing market had some weather-related weakness early in 2014, but home sales picked up in the spring and home prices were higher than a year ago.

The Federal Reserve Board (Fed) began reducing bond purchases by $10 billion a month in January 2014, based on earlier largely positive economic and employment data. Although economic data in early 2014 were soft, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed pledged to keep interest rates low for a considerable time after the asset-purchase program ends, depending on inflation and employment trends. In June, the Fed lowered projections for near- and long-term economic growth even as it maintained the pace of tapering.

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets recorded continued growth. Major developed market central banks reaffirmed their accommodative monetary policies in an effort to support the ongoing recovery. In emerging markets, some central banks cut interest rates to boost economic growth, while others raised rates to control inflation and currency depreciation.

The U.K. economy grew relatively well in the first half of 2014, supported by the services and manufacturing sectors. In the second quarter, a preliminary estimate registered expansion at precrisis levels. The Japanese economy grew strongly during the first quarter of 2014 as consumption rose ahead of a sales tax increase in April. The Bank of Japan kept its monetary policy unchanged as it maintained an upbeat inflation forecast and reiterated that the economy continued to recover moderately, despite challenges resulting from the sales tax increase. Japan’s growth weakened, however, in the second quarter. Although out of recession, the eurozone experienced deflationary risks and weak employment trends. The region’s first-quarter economic growth was softer than many observers had expected. In the second quarter, concerns arose about the potential negative impacts to growth from the crisis in Ukraine and tension in the Middle East. Toward period-end, the European Central Bank reduced its main interest rate and, for the first time, set a negative deposit rate.

Stocks in developed markets advanced overall during the period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds delivered solid performance as interest rates in many developed market countries remained low. Gold prices rose during the period, and oil prices increased amid supply concerns related to geopolitical tensions. The U.S. dollar was relatively flat compared to most currencies.

The foregoing information reflects our analysis and opinions as of June 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LifeSmart 2015 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2015 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2015 Retirement Target Fund – Class A delivered a +3.57% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 65.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	17.1%
Franklin U.S. Government Securities Fund – Class R6	12.7%
Franklin Low Duration Total Return Fund – Class R6	10.7%
Franklin Strategic Income Fund – Class R6	6.2%
Franklin Rising Dividends Fund – Class R6	6.2%
iShares Intermediate Credit Bond, ETF	5.6%
Franklin DynaTech Fund – Class R6	4.4%
Franklin International Small Cap Growth Fund – Class R6	4.2%
Franklin Emerging Market Debt Opportunities Fund	3.3%
Franklin K2 Alternative Strategies Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 38.1% of total net assets to equity, 55.7% to fixed income and 4.3% to alternative strategies. Domestic equity exposure was 67.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 6.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 17.1% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, under-performed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (FTRAX)	$12.48	$12.28	+$0.20
C (FRTCX)	$12.36	$12.16	+$0.20
R (n/a)	$12.44	$12.25	+$0.19
R6 (FLMTX)	$12.53	$12.32	+$0.21
Advisor (n/a)	$12.52	$12.31	+$0.21

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0947	$0.1420	$0.2367
C	$0.0545	$0.1420	$0.1965
R	$0.0850	$0.1420	$0.2270
R6	$0.1156	$0.1420	$0.2576
Advisor	$0.1125	$0.1420	$0.2545

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						0.94%	1.45%
6-Month	+	3.57%		-2.39%	$9,761
1-Year	+	13.38%	+	6.85%	$10,685
5-Year	+	66.27%	+	9.39%	$15,666
Since Inception (8/1/06)	+	62.02%	+	5.50%	$15,271
C						1.64%	2.15%
6-Month	+	3.27%	+	2.27%	$10,227
1-Year	+	12.57%	+	11.57%	$11,157
5-Year	+	60.59%	+	9.94%	$16,059
Since Inception (8/1/06)	+	53.36%	+	5.55%	$15,336
R						1.14%	1.65%
6-Month	+	3.42%	+	3.42%	$10,342
1-Year	+	13.11%	+	13.11%	$11,311
5-Year	+	64.45%	+	10.46%	$16,445
Since Inception (8/1/06)	+	59.29%	+	6.06%	$15,929
R6						0.59%	1.22%
6-Month	+	3.81%	+	3.81%	$10,381
1-Year	+	13.80%	+	13.80%	$11,380
Since Inception (5/1/13)	+	11.89%	+	10.13%	$11,189
Advisor						0.64%	1.15%
6-Month	+	3.79%	+	3.79%	$10,379
1-Year	+	13.75%	+	13.75%	$11,375
5-Year	+	68.76%	+	11.03%	$16,876
Since Inception (8/1/06)	+	66.02%	+	6.62%	$16,602

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 | Semiannual Report franklintempleton.com

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 9

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,035.70	$1.77	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$4.96
C
Actual	$1,000	$1,032.70	$5.24	$8.47
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21	$8.40
R
Actual	$1,000	$1,034.20	$2.77	$6.00
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$5.96
R6
Actual	$1,000	$1,038.10	$0.00	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.21
Advisor
Actual	$1,000	$1,037.90	$0.25	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.46

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.04%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.99%; C: 1.68%; R: 1.19%; R6: 0.64%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2020 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2020 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2020 Retirement Target Fund – Class A delivered a +4.45% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 72.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	10.8%
Franklin Rising Dividends Fund – Class R6	9.1%
Franklin U.S. Government Securities Fund – Class R6	8.2%
Franklin DynaTech Fund – Class R6	7.5%
Franklin International Small Cap Growth Fund – Class R6	7.1%
Franklin Low Duration Total Return Fund – Class R6	6.9%
Franklin Growth Fund – Class R6	4.9%
Franklin Mutual European Fund – Class R6	4.4%
iShares Core S&P 500, ETF	4.1%
Franklin Strategic Income Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 58.2% of total net assets to equity, 35.1% to fixed income and 3.4% to alternative strategies. Domestic equity exposure was 67.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 9.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 10.8% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (n/a)	$11.32	$10.94	+$0.38
C (n/a)	$11.27	$10.90	+$0.37
R (n/a)	$11.31	$10.93	+$0.38
R6 (FRTSX)	$11.33	$10.95	+$0.38
Advisor (n/a)	$11.33	$10.95	+$0.38

Distributions (1/1/14–6/30/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.0471	$0.0021	$0.0566	$0.1058
C	$0.0257	$0.0021	$0.0566	$0.0844
R	$0.0402	$0.0021	$0.0566	$0.0989
R6	$0.0652	$0.0021	$0.0566	$0.1239
Advisor	$0.0602	$0.0021	$0.0566	$0.1189

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.00%	11.90%
6-Month	+	4.45%		-1.58%	$9,842
Since Inception (7/1/13)	+	15.61%	+	8.97%	$10,897
C						1.70%	12.60%
6-Month	+	4.18%	+	3.18%	$10,318
Since Inception (7/1/13)	+	14.76%	+	13.76%	$11,376
R						1.20%	12.10%
6-Month	+	4.39%	+	4.39%	$10,439
Since Inception (7/1/13)	+	15.33%	+	15.33%	$11,533
R6						0.65%	12.16%
6-Month	+	4.61%	+	4.61%	$10,461
Since Inception (7/1/13)	+	15.96%	+	15.96%	$11,596
Advisor						0.70%	11.60%
6-Month	+	4.57%	+	4.57%	$10,457
Since Inception (7/1/13)	+	15.89%	+	15.89%	$11,589

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Performance shown is not annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com Semiannual Report | 15

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,044.50	$1.77	$5.12
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.06
C
Actual	$1,000	$1,041.80	$5.32	$8.66
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.55
R
Actual	$1,000	$1,043.90	$2.79	$6.13
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.06
R6
Actual	$1,000	$1,046.10	$0.00	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.31
Advisor
Actual	$1,000	$1,045.70	$0.27	$3.60
Hypothetical (5% return before expenses)	$1,000	$1,024.50	$0.27	$3.56

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.01%; C: 1.71%; R: 1.21%; R6: 0.66%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 17

Franklin LifeSmart 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2025 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches.1 The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2025 Retirement Target Fund – Class A delivered a +4.02% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 78.

18 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	11.8%
Franklin DynaTech Fund – Class R6	9.0%
Franklin International Small Cap Growth Fund – Class R6	8.0%
Templeton Global Total Return Fund – Class R6	8.0%
Franklin U.S. Government Securities Fund – Class R6	6.0%
Franklin Mutual European Fund – Class R6	5.0%
iShares Core S&P 500, ETF	5.0%
Franklin Low Duration Total Return Fund – Class R6	4.7%
Franklin Growth Fund – Class R6	4.2%
Franklin Utilities Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 68.7% of total net assets to equity, 25.5% to fixed income and 4.0% to alternative strategies. Domestic equity exposure was 68.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 11.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end.

On the fixed income side, domestic exposure was 62.7% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 8.0% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Semiannual Report | 19

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (FTRTX)	$13.01	$12.76	+$0.25
C (FTTCX)	$12.83	$12.60	+$0.23
R (n/a)	$12.97	$12.72	+$0.25
R6 (FTLMX)	$13.04	$12.79	+$0.25
Advisor (n/a)	$13.04	$12.79	+$0.25

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0529	$0.2082	$0.2611
C	$0.0110	$0.2082	$0.2192
R	$0.0408	$0.2082	$0.2490
R6	$0.0742	$0.2082	$0.2824
Advisor	$0.0712	$0.2082	$0.2794

20 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						0.98%	1.51%
6-Month	+	4.02%		-1.97%	$9,803
1-Year	+	19.09%	+	12.27%	$11,227
5-Year	+	82.79%	+	11.50%	$17,235
Since Inception (8/1/06)	+	65.22%	+	5.76%	$15,572
C						1.68%	2.21%
6-Month	+	3.57%	+	2.57%	$10,257
1-Year	+	18.26%	+	17.26%	$11,726
5-Year	+	76.39%	+	12.02%	$17,639
Since Inception (8/1/06)	+	56.36%	+	5.81%	$15,636
R						1.18%	1.71%
6-Month	+	3.94%	+	3.94%	$10,394
1-Year	+	18.90%	+	18.90%	$11,890
5-Year	+	80.95%	+	12.59%	$18,095
Since Inception (8/1/06)	+	62.71%	+	6.35%	$16,271
R6						0.63%	1.11%
6-Month	+	4.18%	+	4.18%	$10,418
1-Year	+	19.51%	+	19.51%	$11,951
Since Inception (5/1/13)	+	18.66%	+	15.83%	$11,866
Advisor						0.68%	1.21%
6-Month	+	4.16%	+	4.16%	$10,416
1-Year	+	19.45%	+	19.45%	$11,945
5-Year	+	85.70%	+	13.18%	$18,570
Since Inception (8/1/06)	+	69.11%	+	6.87%	$16,911

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 21

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Semiannual Report | 23

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,040.20	$1.77	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.16
C
Actual	$1,000	$1,035.70	$5.30	$8.74
Hypothetical (5% return before expenses)	$1,000	$1,019.54	$5.26	$8.65
R
Actual	$1,000	$1,039.40	$2.79	$6.22
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.76	$6.16
R6
Actual	$1,000	$1,041.80	$0.00	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.41
Advisor
Actual	$1,000	$1,041.60	$0.26	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,024.50	$0.26	$3.66

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.03%; C: 1.73%; R: 1.23%; R6: 0.68%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

24 | Semiannual Report franklintempleton.com

Franklin LifeSmart 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2030 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2030 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2030 Retirement Target Fund – Class A delivered a +3.94% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 85.

franklintempleton.com Semiannual Report | 25

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	12.0%
Franklin DynaTech Fund – Class R6	9.9%
Franklin International Small Cap Growth Fund – Class R6	9.0%
Templeton Global Total Return Fund – Class R6	5.9%
Franklin Growth Fund – Class R6	5.8%
Franklin Mutual European Fund – Class R6	5.1%
iShares Core S&P 500, ETF	4.6%
Franklin U.S. Government Securities Fund – Class R6	4.4%
Franklin Utilities Fund – Class R6	4.2%
Franklin Small Cap Growth Fund – Class R6	3.8%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 74.2% of total net assets to equity, 19.1% to fixed income and 3.0% to alternative strategies. Domestic equity exposure was 68.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 12.0% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.9% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (n/a)	$11.49	$11.11	+$0.38
C (n/a)	$11.43	$11.09	+$0.34
R (n/a)	$11.47	$11.10	+$0.37
R6 (FLERX)	$11.52	$11.12	+$0.40
Advisor (n/a)	$11.52	$11.12	+$0.40

Distributions (1/1/14–6/30/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.0011	$0.0004	$0.0555	$0.0570
C	$0.0011	$0.0004	$0.0555	$0.0570
R	$0.0011	$0.0004	$0.0555	$0.0570
R6	$0.0011	$0.0004	$0.0555	$0.0570
Advisor	$0.0011	$0.0004	$0.0555	$0.0570

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.02%	21.56%
6-Month	+	3.94%		-2.06%	$9,794
Since Inception (7/1/13)	+	16.61%	+	9.90%	$10,990
C						1.72%	22.26%
6-Month	+	3.68%	+	2.68%	$10,268
Since Inception (7/1/13)	+	15.84%	+	14.84%	$11,484
R						1.22%	21.76%
6-Month	+	3.85%	+	3.85%	$10,385
Since Inception (7/1/13)	+	16.29%	+	16.29%	$11,629
R6						0.67%	21.67%
6-Month	+	4.11%	+	4.11%	$10,411
Since Inception (7/1/13)	+	16.95%	+	16.95%	$11,695
Advisor						0.72%	21.26%
6-Month	+	4.02%	+	4.02%	$10,402
Since Inception (7/1/13)	+	16.83%	+	16.83%	$11,683

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Performance shown is not annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,039.40	$1.77	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.21
C
Actual	$1,000	$1,036.80	$5.30	$8.79
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.70
R
Actual	$1,000	$1,038.50	$2.78	$6.27
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.21
R6
Actual	$1,000	$1,041.10	$0.00	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.46
Advisor
Actual	$1,000	$1,040.20	$0.25	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.71

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.04%; C: 1.74%; R: 1.24%; R6: 0.69%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2035 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2035 Retirement Target Fund – Class A delivered a +4.34% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 34.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 91.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	13.7%
Franklin DynaTech Fund – Class R6	10.0%
Franklin International Small Cap Growth Fund – Class R6	8.9%
Franklin Mutual European Fund – Class R6	5.7%
iShares Core S&P 500, ETF	5.6%
Franklin Growth Fund – Class R6	5.3%
Templeton Global Total Return Fund – Class R6	4.8%
Franklin Utilities Fund – Class R6	4.8%
Franklin Small Cap Growth Fund – Class R6	3.9%
Franklin U.S. Government Securities Fund – Class R6	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 79.2% of total net assets to equity, 15.6% to fixed income and 4.0% to alternative strategies. Domestic equity exposure was 68.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 13.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.8% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.8% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Semiannual Report | 33

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (FRTAX)	$13.18	$12.85	+$0.33
C (FTRCX)	$12.90	$12.63	+$0.27
R (n/a)	$13.15	$12.84	+$0.31
R6 (FMTLX)	$13.27	$12.92	+$0.35
Advisor (n/a)	$13.27	$12.93	+$0.34

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0036	$0.2228	$0.2264
C	$0.0036	$0.2228	$0.2264
R	$0.0036	$0.2228	$0.2264
R6	$0.0036	$0.2228	$0.2264
Advisor	$0.0036	$0.2228	$0.2264

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						0.99%	1.62%
6-Month	+	4.34%		-1.63%	$9,837
1-Year	+	20.43%	+	13.52%	$11,352
5-Year	+	90.83%	+	12.47%	$17,994
Since Inception (8/1/06)	+	65.95%	+	5.82%	$15,641
C						1.69%	2.32%
6-Month	+	3.94%	+	2.94%	$10,294
1-Year	+	19.62%	+	18.62%	$11,862
5-Year	+	84.38%	+	13.02%	$18,438
Since Inception (8/1/06)	+	56.98%	+	5.87%	$15,698
R						1.19%	1.82%
6-Month	+	4.19%	+	4.19%	$10,419
1-Year	+	20.17%	+	20.17%	$12,017
5-Year	+	88.98%	+	13.57%	$18,898
Since Inception (8/1/06)	+	63.42%	+	6.40%	$16,342
R6						0.64%	1.17%
6-Month	+	4.47%	+	4.47%	$10,447
1-Year	+	20.82%	+	20.82%	$12,082
Since Inception (5/1/13)	+	20.23%	+	17.15%	$12,023
Advisor						0.69%	1.32%
6-Month	+	4.39%	+	4.39%	$10,439
1-Year	+	20.79%	+	20.79%	$12,079
5-Year	+	93.72%	+	14.14%	$19,372
Since Inception (8/1/06)	+	70.00%	+	6.94%	$17,000

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,043.40	$1.77	$5.22
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.16
C
Actual	$1,000	$1,039.40	$5.31	$8.75
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.65
R
Actual	$1,000	$1,041.90	$2.78	$6.23
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.16
R6
Actual	$1,000	$1,044.70	$0.00	$3.45
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.41
Advisor
Actual	$1,000	$1,043.90	$0.25	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.66

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.03%; C: 1.73%; R: 1.23%; R6: 0.68%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

38 | Semiannual Report franklintempleton.com

Franklin LifeSmart 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2040 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2040 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2040 Retirement Target Fund – Class A delivered a +3.92% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 98.

franklintempleton.com Semiannual Report | 39

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	13.1%
Franklin DynaTech Fund – Class R6	11.0%
Franklin International Small Cap Growth Fund – Class R6	9.4%
Franklin Growth Fund – Class R6	6.9%
Franklin Mutual European Fund – Class R6	5.9%
Franklin Utilities Fund – Class R6	4.8%
iShares Core S&P 500, ETF	4.0%
Franklin Small Cap Growth Fund – R6	3.9%
Templeton Global Total Return Fund – R6	3.9%
Franklin U.S. Government Securities Fund – Class R6	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 79.9% of total net assets to equity, 12.9% to fixed income and 3.0% to alternative strategies. Domestic equity exposure was 68.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 13.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.9% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (n/a)	$11.55	$11.19	+$0.36
C (n/a)	$11.49	$11.15	+$0.34
R (n/a)	$11.54	$11.19	+$0.35
R6 (FLREX)	$11.57	$11.20	+$0.37
Advisor (n/a)	$11.57	$11.20	+$0.37

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0199	$0.0581	$0.0780
C	$0.0044	$0.0581	$0.0625
R	$0.0122	$0.0581	$0.0703
R6	$0.0372	$0.0581	$0.0953
Advisor	$0.0342	$0.0581	$0.0923

franklintempleton.com Semiannual Report | 41

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.01%	34.24%
6-Month	+	3.92%		-2.03%	$9,797
Since Inception (7/1/13)	+	17.34%	+	10.59%	$11,059
C						1.71%	34.94%
6-Month	+	3.61%	+	2.61%	$10,261
Since Inception (7/1/13)	+	16.53%	+	15.53%	$11,553
R						1.21%	34.44%
6-Month	+	3.76%	+	3.76%	$10,376
Since Inception (7/1/13)	+	17.05%	+	17.05%	$11,705
R6						0.66%	34.34%
6-Month	+	4.16%	+	4.16%	$10,416
Since Inception (7/1/13)	+	17.78%	+	17.78%	$11,778
Advisor						0.71%	33.94%
6-Month	+	4.05%	+	4.05%	$10,405
Since Inception (7/1/13)	+	17.62%	+	17.62%	$11,762

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

42 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Performance shown is not annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com Semiannual Report | 43

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

44 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,039.20	$1.77	$5.31
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.26
C
Actual	$1,000	$1,036.10	$5.30	$8.83
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.75
R
Actual	$1,000	$1,037.60	$2.78	$6.32
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.26
R6
Actual	$1,000	$1,041.60	$0.00	$3.54
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.51
Advisor
Actual	$1,000	$1,040.50	$0.25	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.76

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.05%; C: 1.75%; R: 1.25%; R6: 0.70%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 45

Franklin LifeSmart 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2045 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2045 Retirement Target Fund – Class A delivered a +4.18% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 48.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 104.

46 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	14.8%
Franklin DynaTech Fund –Class R6	10.9%
Franklin International Small Cap Growth Fund – Class R6	9.4%
Franklin Mutual European Fund – Class R6	5.8%
Franklin Growth Fund –Class R6	5.8%
iShares Core S&P 500, ETF	5.8%
Franklin Utilities Fund – Class R6	5.0%
Franklin Small Cap Growth Fund – Class R6	4.0%
Templeton Global Total Return Fund – Class R6	3.9%
Templeton Foreign Fund – Class R6	3.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 82.7% of total net assets to equity, 12.8% to fixed income and 4.0% to alternative strategies. Domestic equity exposure was 67.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 14.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.9% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, under-performed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underperformed the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Semiannual Report | 47

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (FTTAX)	$13.20	$12.88	+$0.32
C (n/a)	$12.89	$12.63	+$0.26
R (n/a)	$13.13	$12.82	+$0.31
R6 (FMLTX)	$13.30	$12.95	+$0.35
Advisor (n/a)	$13.29	$12.94	+$0.35

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0036	$0.2143	$0.2179
C	$0.0036	$0.2143	$0.2179
R	$0.0036	$0.2143	$0.2179
R6	$0.0036	$0.2143	$0.2179
Advisor	$0.0036	$0.2143	$0.2179

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.00%	1.86%
6-Month	+	4.18%		-1.84%	$9,816
1-Year	+	21.13%	+	14.12%	$11,412
5-Year	+	96.53%	+	13.11%	$18,518
Since Inception (8/1/06)	+	67.91%	+	5.97%	$15,826
C						1.70%	2.56%
6-Month	+	3.79%	+	2.79%	$10,279
1-Year	+	20.34%	+	19.34%	$11,934
5-Year	+	89.78%	+	13.67%	$18,978
Since Inception (8/1/06)	+	58.86%	+	6.02%	$15,886
R						1.20%	2.06%
6-Month	+	4.13%	+	4.13%	$10,413
1-Year	+	20.95%	+	20.95%	$12,095
5-Year	+	94.50%	+	14.23%	$19,450
Since Inception (8/1/06)	+	65.27%	+	6.56%	$16,527
R6						0.65%	1.32%
6-Month	+	4.39%	+	4.39%	$10,439
1-Year	+	21.72%	+	21.72%	$12,172
Since Inception (5/1/13)	+	21.18%	+	17.94%	$12,118
Advisor						0.70%	1.56%
6-Month	+	4.40%	+	4.40%	$10,440
1-Year	+	21.60%	+	21.60%	$12,160
5-Year	+	99.45%	+	14.81%	$19,945
Since Inception (8/1/06)	+	72.03%	+	7.10%	$17,203

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,041.80	$1.77	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.16
C
Actual	$1,000	$1,037.90	$5.31	$8.74
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.65
R
Actual	$1,000	$1,041.30	$2.78	$6.23
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.16
R6
Actual	$1,000	$1,043.90	$0.00	$3.45
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.41
Advisor
Actual	$1,000	$1,044.00	$0.25	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.66

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.03%; C: 1.73%; R: 1.23%; R6: 0.68%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

52 | Semiannual Report franklintempleton.com

Franklin LifeSmart 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2050 Retirement Target Fund covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin LifeSmart 2050 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Performance Overview

Franklin LifeSmart 2050 Retirement Target Fund – Class A delivered a +4.01% cumulative total return for the six months ended June 30, 2014. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +7.14%,1, 2 and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated a +5.14% total return.1, 3 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +3.93% total return.1, 4 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING,
BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: MSCI.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 111.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Top 10 Fund Holdings
6/30/14
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	14.0%
Franklin DynaTech Fund – Class R6	11.5%
Franklin International Small Cap Growth Fund – Class R6	9.7%
Franklin Growth Fund – Class R6	7.7%
Franklin Mutual European Fund – Class R6	6.1%
Franklin Utilities Fund – Class R6	5.0%
iShares Core S&P 500, ETF	4.2%
Templeton Foreign Fund – Class R6	4.0%
Templeton Global Total Return Fund – Class R6	3.4%
Franklin Small Cap Growth Fund – Class R6	3.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 81.5% of total net assets to equity, 11.5% to fixed income and 2.9% to alternative strategies. Domestic equity exposure was 67.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 14.0% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.4% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underper-formed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays U.S. Aggregate Index.

Thank you for your participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13	Change
A (n/a)	$11.60	$11.21	+$0.39
C (n/a)	$11.56	$11.18	+$0.38
R (n/a)	$11.61	$11.21	+$0.40
R6 (FRLEX)	$11.63	$11.23	+$0.40
Advisor (n/a)	$11.63	$11.22	+$0.41

Distributions (1/1/14–6/30/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.0156	$0.0442	$0.0598
C	$0.0040	$0.0442	$0.0482
R	$0.0039	$0.0442	$0.0481
R6	$0.0305	$0.0442	$0.0747
Advisor	$0.0293	$0.0442	$0.0735

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of
		Cumulative		Average Annual	$10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.01%	35.00%
6-Month	+	4.01%		-1.93%	$9,807
Since Inception (7/1/13)	+	17.68%	+	10.91%	$11,091
C						1.71%	35.70%
6-Month	+	3.74%	+	2.74%	$10,274
Since Inception (7/1/13)	+	17.04%	+	16.04%	$11,604
R						1.21%	35.20%
6-Month	+	4.00%	+	4.00%	$10,400
Since Inception (7/1/13)	+	17.54%	+	17.54%	$11,754
R6						0.66%	35.02%
6-Month	+	4.23%	+	4.23%	$10,423
Since Inception (7/1/13)	+	18.18%	+	18.18%	$11,818
Advisor						0.71%	34.70%
6-Month	+	4.31%	+	4.31%	$10,431
Since Inception (7/1/13)	+	18.15%	+	18.15%	$11,815

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

56 | Semiannual Report franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Performance shown is not annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/14	Value 6/30/14	1/1/14–6/30/14	1/1/14–6/30/14
A
Actual	$1,000	$1,040.10	$1.77	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.21
C
Actual	$1,000	$1,037.40	$5.30	$8.79
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.70
R
Actual	$1,000	$1,040.00	$2.78	$6.27
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.21
R6
Actual	$1,000	$1,042.30	$0.00	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.46
Advisor
Actual	$1,000	$1,043.10	$0.25	$3.75
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.71

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.04%; C: 1.74%; R: 1.24%; R6: 0.69%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.28	$11.67	$10.92	$11.25	$10.17	$8.14
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.25	0.24	0.24	0.24	0.19
Net realized and unrealized gains (losses)	0.33	1.16	0.76	(0.33)	1.05	2.09
Total from investment operations	0.43	1.41	1.00	(0.09)	1.29	2.28
Less distributions from:
Net investment income	(0.09)	(0.27)	(0.25)	(0.24)	(0.21)	(0.20)
Net realized gains	(0.14)	(0.53)	—	—	—	(0.05)
Total distributions	(0.23)	(0.80)	(0.25)	(0.24)	(0.21)	(0.25)
Net asset value, end of period	$12.48	$12.28	$11.67	$10.92	$11.25	$10.17

Total return[d]	3.57%	12.27%	9.20%	(0.82)%	12.77%	28.50%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.85%	0.83%	0.71%	0.80%	0.80%	1.00%
Expenses net of waiver and payments by
affiliates[f]	0.35%	0.38%	0.45%	0.45%	0.45%	0.46%
Net investment income[c]	1.61%	2.04%	2.13%	2.09%	2.30%	2.11%

Supplemental data
Net assets, end of period (000’s)	$47,073	$44,347	$37,507	$31,073	$27,230	$17,108
Portfolio turnover rate	25.21%	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.16	$11.57	$10.83	$11.16	$10.10	$8.08
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.16	0.16	0.16	0.16	0.13
Net realized and unrealized gains (losses)	0.33	1.15	0.75	(0.33)	1.04	2.09
Total from investment operations	0.39	1.31	0.91	(0.17)	1.20	2.22
Less distributions from:
Net investment income	(0.05)	(0.19)	(0.17)	(0.16)	(0.14)	(0.15)
Net realized gains	(0.14)	(0.53)	—	—	—	(0.05)
Total distributions	(0.19)	(0.72)	(0.17)	(0.16)	(0.14)	(0.20)
Net asset value, end of period	$12.36	$12.16	$11.57	$10.83	$11.16	$10.10

Total return[d]	3.27%	11.46%	8.44%	(1.51)%	11.91%	27.75%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.54%	1.53%	1.41%	1.50%	1.50%	1.70%
Expenses net of waiver and payments by
affiliates[f]	1.04%	1.08%	1.15%	1.15%	1.15%	1.16%
Net investment income[c]	0.92%	1.34%	1.43%	1.39%	1.60%	1.41%

Supplemental data
Net assets, end of period (000’s)	$21,471	$20,395	$16,912	$14,217	$12,133	$8,357
Portfolio turnover rate	25.21%	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 61

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.25	$11.64	$10.89	$11.22	$10.15	$8.12
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.22	0.22	0.21	0.20	0.16
Net realized and unrealized gains (losses)	0.33	1.16	0.75	(0.32)	1.06	2.11
Total from investment operations	0.42	1.38	0.97	(0.11)	1.26	2.27
Less distributions from:
Net investment income	(0.09)	(0.24)	(0.22)	(0.22)	(0.19)	(0.19)
Net realized gains	(0.14)	(0.53)	—	—	—	(0.05)
Total distributions	(0.23)	(0.77)	(0.22)	(0.22)	(0.19)	(0.24)
Net asset value, end of period	$12.44	$12.25	$11.64	$10.89	$11.22	$10.15

Total return[d]	3.42%	12.04%	8.96%	(1.02)%	12.46%	28.32%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.05%	1.03%	0.91%	1.00%	1.00%	1.20%
Expenses net of waiver and payments by
affiliates[f]	0.55%	0.58%	0.65%	0.65%	0.65%	0.66%
Net investment income[c]	1.41%	1.84%	1.93%	1.89%	2.10%	1.91%

Supplemental data
Net assets, end of period (000’s)	$3,299	$2,279	$1,862	$1,815	$1,401	$1,365
Portfolio turnover rate	25.21%	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.

62 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.49
Net realized and unrealized gains (losses)	0.35	0.44
Total from investment operations	0.47	0.93
Less distributions from:
Net investment income	(0.12)	(0.25)
Net realized gains	(0.14)	(0.53)
Total distributions	(0.26)	(0.78)
Net asset value, end of period	$12.53	$12.32

Total return[e]	3.81%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.45%	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	1.96%	2.42%

Supplemental data
Net assets, end of period (000’s)	$1,011	$763
Portfolio turnover rate	25.21%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 63

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.31	$11.70	$10.94	$11.28	$10.19	$8.15
Income from investment operations[a]:
Net investment income[b,c]	0.12	0.29	0.28	0.26	0.39	0.20
Net realized and unrealized gains (losses)	0.34	1.16	0.76	(0.33)	0.94	2.12
Total from investment operations	0.46	1.45	1.04	(0.07)	1.33	2.32
Less distributions from:
Net investment income	(0.11)	(0.31)	(0.28)	(0.27)	(0.24)	(0.23)
Net realized gains	(0.14)	(0.53)	—	—	—	(0.05)
Total distributions	(0.25)	(0.84)	(0.28)	(0.27)	(0.24)	(0.28)
Net asset value, end of period	$12.52	$12.31	$11.70	$10.94	$11.28	$10.19

Total return[d]	3.79%	12.55%	9.59%	(0.61)%	13.16%	28.94%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.55%	0.53%	0.41%	0.50%	0.50%	0.70%
Expenses net of waiver and payments by
affiliates[f]	0.05%	0.08%	0.15%	0.15%	0.15%	0.16%
Net investment income[c]	1.91%	2.34%	2.43%	2.39%	2.60%	2.41%

Supplemental data
Net assets, end of period (000’s)	$2,104	$2,494	$1,840	$1,501	$1,571	$199
Portfolio turnover rate	25.21%	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the period ended June 30, 2014.

64 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	227,281	$2,454,593
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	82,238	782,903
		3,237,496
Domestic Equity 25.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	5,972	872,461
[a,b]Franklin DynaTech Fund, Class R6	70,962	3,281,999
[a,b]Franklin Flex Cap Growth Fund, Class R6	11,624	693,696
[a]Franklin Growth Fund, Class R6	24,736	1,730,299
[a,b]Franklin Growth Opportunities Fund, Class R6	27,871	895,503
[a]Franklin MicroCap Value Fund, Class R6	24,486	985,058
[a]Franklin Real Estate Securities Fund, Class R6	45,927	919,002
[a]Franklin Rising Dividends Fund, Class R6	92,166	4,650,710
[a,b]Franklin Small Cap Growth Fund, Class R6	61,833	1,285,514
[a]Franklin Utilities Fund, Class R6	93,169	1,632,322
iShares Core S&P 500, ETF	11,915	2,347,255
		19,293,819
Domestic Fixed Income 35.3%
[a]Franklin Low Duration Total Return Fund, Class R6	791,025	8,044,721
[a]Franklin Strategic Income Fund, Class R6	435,261	4,652,937
[a]Franklin U.S. Government Securities Fund, Class R6	1,450,478	9,500,634
iShares Intermediate Credit Bond, ETF	38,315	4,221,547
		26,419,839
Foreign Equity 12.4%
[a]Franklin International Growth Fund, Class R6	13,883	163,121
[a]Franklin International Small Cap Growth Fund, Class R6	135,635	3,158,947
[a]Franklin Mutual European Fund, Class R6	88,049	2,191,547
[a]Templeton China World Fund, Class R6	14,855	537,585
[a]Templeton Foreign Fund, Class R6	136,384	1,166,085
[a]Templeton Frontier Markets Fund, Class R6	55,713	1,062,445
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	20,535	1,013,608
		9,293,338
Foreign Fixed Income 20.4%
[a]Franklin Emerging Market Debt Opportunities Fund	199,795	2,471,458
[a]Templeton Global Total Return Fund, Class R6	937,191	12,783,284
		15,254,742
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $65,343,432) 98.1%		73,499,234

franklintempleton.com Semiannual Report | 65

FRANKLIN FUND ALLOCATOR	SERIES
STATEMENT OF INVESTMENTS	(UNAUDITED)

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,292,425) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,292,425	$1,292,425
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $66,635,857) 99.8%		74,791,659
Other Assets, less Liabilities 0.2%		167,407
Net Assets 100.0%		$74,959,066

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

66 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.16
Net realized and unrealized gains (losses)	0.43	0.91
Total from investment operations	0.49	1.07
Less distributions from:
Net investment income	(0.05)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.11)	(0.13)
Net asset value, end of period	$11.32	$10.94

Total return[f]	4.45%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	6.24%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.24%
Net investment income[d]	1.19%	3.12%

Supplemental data
Net assets, end of period (000’s)	$4,533	$2,189
Portfolio turnover rate	15.01%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 67

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.18
Net realized and unrealized gains (losses)	0.43	0.83
Total from investment operations	0.46	1.01
Less distributions from:
Net investment income	(0.03)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.09)	(0.11)
Net asset value, end of period	$11.27	$10.90

Total return[f]	4.18%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	6.94%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income[d]	0.49%	2.31%

Supplemental data
Net assets, end of period (000’s)	$1,802	$250
Portfolio turnover rate	15.01%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the period ended June 30, 2014.

68 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.11
Net realized and unrealized gains (losses)	0.43	0.93
Total from investment operations	0.48	1.04
Less distributions from:
Net investment income	(0.04)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.10)	(0.11)
Net asset value, end of period	$11.31	$10.93

Total return[f]	4.39%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	6.44%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	0.99%	2.81%

Supplemental data
Net assets, end of period (000’s)	$19	$11
Portfolio turnover rate	15.01%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 69

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.14
Net realized and unrealized gains (losses)	0.43	0.94
Total from investment operations	0.51	1.08
Less distributions from:
Net investment income	(0.07)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.13)	(0.13)
Net asset value, end of period	$11.33	$10.95

Total return[f]	4.61%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	7.96%	11.51%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	1.54%	3.36%

Supplemental data
Net assets, end of period (000’s)	$17	$11
Portfolio turnover rate	15.01%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the period ended June 30, 2014.

70 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.17
Net realized and unrealized gains (losses)	0.42	0.91
Total from investment operations	0.50	1.08
Less distributions from:
Net investment income	(0.06)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.12)	(0.13)
Net asset value, end of period	$11.33	$10.95

Total return[f]	4.57%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	5.94%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	1.49%	3.31%

Supplemental data
Net assets, end of period (000’s)	$19	$44
Portfolio turnover rate	15.01%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the period ended June 30, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 71

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	14,363	$155,114
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	6,784	64,587
		219,701
Domestic Equity 39.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	568	83,056
[a,b]Franklin DynaTech Fund, Class R6	10,420	481,943
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,532	91,410
[a]Franklin Growth Fund, Class R6	4,471	312,728
[a,b]Franklin Growth Opportunities Fund, Class R6	3,491	112,165
[a]Franklin MicroCap Value Fund, Class R6	2,563	103,092
[a]Franklin Real Estate Securities Fund, Class R6	5,427	108,598
[a]Franklin Rising Dividends Fund, Class R6	11,511	580,835
[a,b]Franklin Small Cap Growth Fund, Class R6	7,468	155,262
[a]Franklin Utilities Fund, Class R6	12,198	213,714
iShares Core S&P 500, ETF	1,328	261,616
		2,504,419
Domestic Fixed Income 22.6%
[a]Franklin Low Duration Total Return Fund, Class R6	43,429	441,674
[a]Franklin Strategic Income Fund, Class R6	24,170	258,378
[a]Franklin U.S. Government Securities Fund, Class R6	80,072	524,472
iShares Intermediate Credit Bond, ETF	1,990	219,259
		1,443,783
Foreign Equity 19.0%
[a]Franklin International Growth Fund, Class R6	1,866	21,922
[a]Franklin International Small Cap Growth Fund, Class R6	19,537	455,026
[a]Franklin Mutual European Fund, Class R6	11,199	278,740
[a]Templeton China World Fund, Class R6	1,776	64,286
[a]Templeton Foreign Fund, Class R6	17,581	150,321
[a]Templeton Frontier Markets Fund, Class R6	6,864	130,905
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	2,296	113,331
		1,214,531
Foreign Fixed Income 12.5%
[a]Franklin Emerging Market Debt Opportunities Fund	8,947	110,669
[a]Templeton Global Total Return Fund, Class R6	50,425	687,795
		798,464
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $5,871,479) 96.7%		6,180,898
Other Assets, less Liabilities 3.3%		208,480
Net Assets 100.0%		$6,389,378

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

72 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.76	$11.11	$10.22	$10.70	$9.54	$7.47
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.16	0.17	0.17	0.22	0.16
Net realized and unrealized gains (losses)	0.46	2.06	0.88	(0.48)	1.13	2.15
Total from investment operations	0.51	2.22	1.05	(0.31)	1.35	2.31
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.05)	(0.19)	(0.16)	(0.17)	(0.19)	(0.14)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.10)
Total distributions	(0.26)	(0.57)	(0.16)	(0.17)	(0.19)	(0.24)
Net asset value, end of period	$13.01	$12.76	$11.11	$10.22	$10.70	$9.54

Total return[d]	4.02%	20.18%	10.30%	(2.86)%	14.14%	31.34%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.83%	0.84%	0.71%	0.80%	0.85%	1.09%
Expenses net of waiver and payments by
affiliates[f]	0.35%	0.38%	0.45%	0.45%	0.45%	0.46%
Net investment income[c]	0.84%	1.31%	1.55%	1.64%	2.25%	1.88%

Supplemental data
Net assets, end of period (000’s)	$66,157	$58,811	$45,299	$36,506	$30,983	$19,725
Portfolio turnover rate	20.19%	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.60	$10.97	$10.11	$10.59	$9.45	$7.43
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.07	0.09	0.10	0.16	0.10
Net realized and unrealized gains (losses)	0.44	2.05	0.86	(0.48)	1.11	2.12
Total from investment operations	0.45	2.12	0.95	(0.38)	1.27	2.22
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.11)	(0.09)	(0.10)	(0.13)	(0.10)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.10)
Total distributions	(0.22)	(0.49)	(0.09)	(0.10)	(0.13)	(0.20)
Net asset value, end of period	$12.83	$12.60	$10.97	$10.11	$10.59	$9.45

Total return[d]	3.57%	19.52%	9.42%	(3.54)%	13.41%	30.18%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.53%	1.54%	1.41%	1.50%	1.55%	1.79%
Expenses net of waiver and payments by
affiliates[f]	1.05%	1.08%	1.15%	1.15%	1.15%	1.16%
Net investment income[c]	0.14%	0.61%	0.85%	0.94%	1.55%	1.18%

Supplemental data
Net assets, end of period (000’s)	$28,457	$25,248	$18,312	$14,309	$11,194	$6,308
Portfolio turnover rate	20.19%	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

74 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.72	$11.07	$10.19	$10.68	$9.53	$7.47
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.13	0.15	0.16	0.22	0.17
Net realized and unrealized gains (losses)	0.46	2.07	0.87	(0.50)	1.10	2.12
Total from investment operations	0.50	2.20	1.02	(0.34)	1.32	2.29
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.04)	(0.17)	(0.14)	(0.15)	(0.17)	(0.13)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.10)
Total distributions	(0.25)	(0.55)	(0.14)	(0.15)	(0.17)	(0.23)
Net asset value, end of period	$12.97	$12.72	$11.07	$10.19	$10.68	$9.53

Total return[d]	3.94%	20.05%	10.05%	(3.14)%	13.92%	31.03%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.03%	1.04%	0.91%	1.00%	1.05%	1.29%
Expenses net of waiver and payments by
affiliates[f]	0.55%	0.58%	0.65%	0.65%	0.65%	0.66%
Net investment income[c]	0.64%	1.11%	1.35%	1.44%	2.05%	1.68%

Supplemental data
Net assets, end of period (000’s)	$5,448	$4,835	$3,442	$1,780	$995	$460
Portfolio turnover rate	20.19%	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.55
Net realized and unrealized gains (losses)	0.46	1.06
Total from investment operations	0.53	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.07)	(0.18)
Net realized gains	(0.21)	(0.38)
Total distributions	(0.28)	(0.56)
Net asset value, end of period	$13.04	$12.79

Total return[e]	4.18%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.40%	0.45%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	1.19%	1.69%

Supplemental data
Net assets, end of period (000’s)	$2,266	$2,339
Portfolio turnover rate	20.19%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

76 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.79	$11.12	$10.23	$10.72	$9.55	$7.48
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.19	0.20	0.21	0.31	0.17
Net realized and unrealized gains (losses)	0.46	2.08	0.88	(0.50)	1.07	2.17
Total from investment operations	0.53	2.27	1.08	(0.29)	1.38	2.34
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.07)	(0.22)	(0.19)	(0.20)	(0.21)	(0.17)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.10)
Total distributions	(0.28)	(0.60)	(0.19)	(0.20)	(0.21)	(0.27)
Net asset value, end of period	$13.04	$12.79	$11.12	$10.23	$10.72	$9.55

Total return[d]	4.16%	20.66%	10.59%	(2.65)%	14.53%	31.61%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.53%	0.54%	0.41%	0.50%	0.55%	0.79%
Expenses net of waiver and payments by
affiliates[f]	0.05%	0.08%	0.15%	0.15%	0.15%	0.16%
Net investment income[c]	1.14%	1.61%	1.85%	1.94%	2.55%	2.18%

Supplemental data
Net assets, end of period (000’s)	$2,883	$2,487	$1,873	$1,847	$1,530	$463
Portfolio turnover rate	20.19%	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	294,487	$3,180,397
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	106,500	1,013,877
		4,194,274
Domestic Equity 46.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	14,431	2,108,350
[a,b]Franklin DynaTech Fund, Class R6	203,867	9,428,848
[a,b]Franklin Flex Cap Growth Fund, Class R6	27,336	1,631,384
[a]Franklin Growth Fund, Class R6	62,479	4,370,398
[a,b]Franklin Growth Opportunities Fund, Class R6	63,040	2,025,471
[a]Franklin MicroCap Value Fund, Class R6	52,917	2,128,863
[a]Franklin Real Estate Securities Fund, Class R6	107,537	2,151,821
[a]Franklin Rising Dividends Fund, Class R6	246,754	12,451,211
[a,b]Franklin Small Cap Growth Fund, Class R6	179,017	3,721,758
[a]Franklin Utilities Fund, Class R6	232,339	4,070,588
iShares Core S&P 500, ETF	26,660	5,252,020
		49,340,712
Domestic Fixed Income 16.0%
[a]Franklin Low Duration Total Return Fund, Class R6	481,065	4,892,432
[a]Franklin Strategic Income Fund, Class R6	273,105	2,919,495
[a]Franklin U.S. Government Securities Fund, Class R6	958,437	6,277,764
iShares Intermediate Credit Bond, ETF	25,300	2,787,554
		16,877,245
Foreign Equity 21.8%
[a]Franklin International Growth Fund, Class R6	42,147	495,229
[a]Franklin International Small Cap Growth Fund, Class R6	361,767	8,425,552
[a]Franklin Mutual European Fund, Class R6	212,294	5,283,992
[a]Templeton China World Fund, Class R6	38,432	1,390,855
[a]Templeton Foreign Fund, Class R6	296,832	2,537,910
[a]Templeton Frontier Markets Fund, Class R6	128,809	2,456,385
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	47,265	2,333,001
		22,922,924
Foreign Fixed Income 9.5%
[a]Franklin Emerging Market Debt Opportunities Fund	127,219	1,573,698
[a]Templeton Global Total Return Fund, Class R6	616,627	8,410,793
		9,984,491
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $84,722,267) 98.2%		103,319,646

78 | Semiannual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,888,520) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,888,520	$1,888,520
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $86,610,787) 100.0%		105,208,166
Other Assets, less Liabilities 0.0%†		3,179
Net Assets 100.0%		$105,211,345

See Abbreviations on page 141.

†Rounds to less than 0.1% of net assets.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.15
Net realized and unrealized gains (losses)	0.40	1.07
Total from investment operations	0.44	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.11)
Net asset value, end of period	$11.49	$11.11

Total return[f]	3.94%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	10.46%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.23%
Net investment income[d]	0.79%	2.72%

Supplemental data
Net assets, end of period (000’s)	$3,271	$1,260
Portfolio turnover rate	12.73%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

80 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.09	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.01	0.13
Net realized and unrealized gains (losses)	0.39	1.05
Total from investment operations	0.40	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.09)
Net asset value, end of period	$11.43	$11.09

Total return[f]	3.68%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	11.16%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income[d]	0.09%	1.90%

Supplemental data
Net assets, end of period (000’s)	$830	$132
Portfolio turnover rate	12.73%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.13
Net realized and unrealized gains (losses)	0.41	1.07
Total from investment operations	0.43	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.10)
Net asset value, end of period	$11.47	$11.10

Total return[f]	3.85%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	10.66%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	0.59%	2.40%

Supplemental data
Net assets, end of period (000’s)	$26	$47
Portfolio turnover rate	12.73%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

82 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.11
Net realized and unrealized gains (losses)	0.40	1.12
Total from investment operations	0.46	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.11)
Net asset value, end of period	$11.52	$11.12

Total return[f]	4.11%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	12.42%	21.00%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	1.14%	2.95%

Supplemental data
Net assets, end of period (000’s)	$12	$11
Portfolio turnover rate	12.73%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.13
Net realized and unrealized gains (losses)	0.41	1.10
Total from investment operations	0.46	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.11)
Net asset value, end of period	$11.52	$11.12

Total return[f]	4.02%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	10.16%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	1.09%	2.90%

Supplemental data
Net assets, end of period (000’s)	$89	$82
Portfolio turnover rate	12.73%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

84 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	7,895	$85,266
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	4,303	40,968
		126,234
Domestic Equity 50.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	515	75,231
[a,b]Franklin DynaTech Fund, Class R6	9,082	420,043
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,272	75,927
[a]Franklin Growth Fund, Class R6	3,509	245,487
[a,b]Franklin Growth Opportunities Fund, Class R6	2,704	86,866
[a]Franklin MicroCap Value Fund, Class R6	2,357	94,802
[a]Franklin Real Estate Securities Fund, Class R6	4,780	95,652
[a]Franklin Rising Dividends Fund, Class R6	10,064	507,851
[a,b]Franklin Small Cap Growth Fund, Class R6	7,775	161,646
[a]Franklin Utilities Fund, Class R6	10,160	178,010
iShares Core S&P 500, ETF	988	194,636
		2,136,151
Domestic Fixed Income 12.1%
[a]Franklin Low Duration Total Return Fund, Class R6	15,274	155,338
[a]Franklin Strategic Income Fund, Class R6	8,814	94,223
[a]Franklin U.S. Government Securities Fund, Class R6	28,092	184,003
iShares Intermediate Credit Bond, ETF	700	77,126
		510,690
Foreign Equity 23.7%
[a]Franklin International Growth Fund, Class R6	1,825	21,443
[a]Franklin International Small Cap Growth Fund, Class R6	16,278	379,125
[a]Franklin Mutual European Fund, Class R6	8,649	215,283
[a]Templeton China World Fund, Class R6	1,812	65,592
[a]Templeton Foreign Fund, Class R6	13,826	118,211
[a]Templeton Frontier Markets Fund, Class R6	6,080	115,939
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	1,733	85,541
		1,001,134
Foreign Fixed Income 7.0%
[a]Franklin Emerging Market Debt Opportunities Fund	4,087	50,558
[a]Templeton Global Total Return Fund, Class R6	18,152	247,588
		298,146
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,874,864) 96.3%		4,072,355
Other Assets, less Liabilities 3.7%		155,381
Net Assets 100.0%		$4,227,736

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.85	$11.01	$10.13	$10.59	$9.36	$7.12
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.14	0.15	0.15	0.20	0.13
Net realized and unrealized gains (losses)	0.51	2.26	0.89	(0.46)	1.18	2.34
Total from investment operations	0.55	2.40	1.04	(0.31)	1.38	2.47
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.15)	(0.16)	(0.15)	(0.15)	(0.13)
Net realized gains	(0.22)	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.22)	(0.56)	(0.16)	(0.15)	(0.15)	(0.23)
Net asset value, end of period	$13.18	$12.85	$11.01	$10.13	$10.59	$9.36

Total return[e]	4.34%	22.06%	10.33%	(2.97)%	14.78%	35.04%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.92%	0.94%	0.83%	0.97%	1.12%	1.51%
Expenses net of waiver and payments by
affiliates[g]	0.35%	0.38%	0.45%	0.45%	0.45%	0.45%
Net investment income[c]	0.62%	1.17%	1.45%	1.44%	2.06%	1.65%

Supplemental data
Net assets, end of period (000’s)	$46,890	$42,510	$32,095	$24,328	$19,677	$10,391
Portfolio turnover rate	17.09%	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

86 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.63	$10.85	$9.98	$10.45	$9.25	$7.06
Income from investment operations[a]:
Net investment income (loss)[b,c]	(—)[d]	0.06	0.08	0.08	0.12	0.09
Net realized and unrealized gains (losses)	0.49	2.21	0.89	(0.47)	1.18	2.28
Total from investment operations	0.49	2.27	0.97	(0.39)	1.30	2.37
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.08)	(0.10)	(0.08)	(0.10)	(0.08)
Net realized gains	(0.22)	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.22)	(0.49)	(0.10)	(0.08)	(0.10)	(0.18)
Net asset value, end of period	$12.90	$12.63	$10.85	$9.98	$10.45	$9.25

Total return[e]	3.94%	21.17%	9.72%	(3.70)%	14.04%	34.00%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.62%	1.64%	1.53%	1.67%	1.82%	2.21%
Expenses net of waiver and payments by
affiliates[g]	1.05%	1.08%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)[c]	(0.08)%	0.47%	0.75%	0.74%	1.36%	0.95%

Supplemental data
Net assets, end of period (000’s)	$18,913	$16,873	$11,124	$8,300	$6,669	$3,980
Portfolio turnover rate	17.09%	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.84	$11.01	$10.12	$10.59	$9.37	$7.13
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.11	0.14	0.14	0.21	0.12
Net realized and unrealized gains (losses)	0.50	2.26	0.89	(0.48)	1.15	2.33
Total from investment operations	0.53	2.37	1.03	(0.34)	1.36	2.45
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.13)	(0.14)	(0.13)	(0.14)	(0.11)
Net realized gains	(0.22)	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.22)	(0.54)	(0.14)	(0.13)	(0.14)	(0.21)
Net asset value, end of period	$13.15	$12.84	$11.01	$10.12	$10.59	$9.37

Total return[e]	4.19%	21.77%	10.24%	(3.21)%	14.55%	34.79%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.12%	1.14%	1.03%	1.17%	1.32%	1.71%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.58%	0.65%	0.65%	0.65%	0.65%
Net investment income[c]	0.42%	0.97%	1.25%	1.24%	1.86%	1.45%

Supplemental data
Net assets, end of period (000’s)	$4,600	$4,093	$3,035	$1,724	$1,038	$368
Portfolio turnover rate	17.09%	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

88 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.58
Net realized and unrealized gains (losses)	0.51	1.17
Total from investment operations	0.57	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.19)
Net realized gains	(0.22)	(0.41)
Total distributions	(0.22)	(0.60)
Net asset value, end of period	$13.27	$12.92

Total return[f]	4.47%	15.09%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.45%	0.49%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	0.97%	1.55%

Supplemental data
Net assets, end of period (000’s)	$2,753	$2,532
Portfolio turnover rate	17.09%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.93	$11.07	$10.17	$10.63	$9.39	$7.14
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.18	0.18	0.17	0.23	0.16
Net realized and unrealized gains (losses)	0.50	2.28	0.91	(0.46)	1.19	2.34
Total from investment operations	0.56	2.46	1.09	(0.29)	1.42	2.50
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.19)	(0.19)	(0.17)	(0.18)	(0.15)
Net realized gains	(0.22)	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.22)	(0.60)	(0.19)	(0.17)	(0.18)	(0.25)
Net asset value, end of period	$13.27	$12.93	$11.07	$10.17	$10.63	$9.39

Total return[e]	4.39%	22.43%	10.79%	(2.69)%	15.09%	35.42%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.62%	0.64%	0.53%	0.67%	0.82%	1.21%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.08%	0.15%	0.15%	0.15%	0.15%
Net investment income[c]	0.92%	1.47%	1.75%	1.74%	2.36%	1.95%

Supplemental data
Net assets, end of period (000’s)	$2,112	$1,815	$1,077	$817	$840	$493
Portfolio turnover rate	17.09%	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	213,783	$2,308,817
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	74,114	705,563
		3,014,380
Domestic Equity 54.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	12,838	1,875,640
[a,b]Franklin DynaTech Fund, Class R6	162,507	7,515,962
[a,b]Franklin Flex Cap Growth Fund, Class R6	24,780	1,478,877
[a]Franklin Growth Fund, Class R6	57,424	4,016,832
[a,b]Franklin Growth Opportunities Fund, Class R6	45,554	1,463,651
[a]Franklin MicroCap Value Fund, Class R6	42,264	1,700,278
[a]Franklin Real Estate Securities Fund, Class R6	91,499	1,830,888
[a]Franklin Rising Dividends Fund, Class R6	204,903	10,339,429
[a,b]Franklin Small Cap Growth Fund, Class R6	139,776	2,905,937
[a]Franklin Utilities Fund, Class R6	204,614	3,584,837
iShares Core S&P 500, ETF	21,270	4,190,190
		40,902,521
Domestic Fixed Income 9.8%
[a]Franklin Low Duration Total Return Fund, Class R6	209,447	2,130,072
[a]Franklin Strategic Income Fund, Class R6	118,193	1,263,487
[a]Franklin U.S. Government Securities Fund, Class R6	392,570	2,571,336
iShares Intermediate Credit Bond, ETF	12,930	1,424,627
		7,389,522
Foreign Equity 24.9%
[a]Franklin International Growth Fund, Class R6	32,419	380,922
[a]Franklin International Small Cap Growth Fund, Class R6	288,663	6,722,967
[a]Franklin Mutual European Fund, Class R6	172,573	4,295,347
[a]Templeton China World Fund, Class R6	32,559	1,178,316
[a]Templeton Foreign Fund, Class R6	262,011	2,240,192
[a]Templeton Frontier Markets Fund, Class R6	109,119	2,080,898
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	37,515	1,851,742
		18,750,384
Foreign Fixed Income 5.8%
[a]Franklin Emerging Market Debt Opportunities Fund	58,797	727,325
[a]Templeton Global Total Return Fund, Class R6	263,629	3,595,902
		4,323,227
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $59,786,855) 98.8%		74,380,034

franklintempleton.com Semiannual Report | 91

FRANKLIN FUND ALLOCATOR	SERIES
STATEMENT OF INVESTMENTS	(UNAUDITED)

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $760,640) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	760,640	$760,640
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $60,547,495) 99.8%		75,140,674
Other Assets, less Liabilities 0.2%		127,443
Net Assets 100.0%		$75,268,117

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

92 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.11
Net realized and unrealized gains (losses)	0.41	1.18
Total from investment operations	0.44	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.08)	(0.10)
Net asset value, end of period	$11.55	$11.19

Total return[f]	3.92%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	22.22%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.25%
Net investment income[d]	0.54%	1.98%

Supplemental data
Net assets, end of period (000’s)	$1,445	$672
Portfolio turnover rate	25.27%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	0.08
Net realized and unrealized gains (losses)	0.40	1.16
Total from investment operations	0.40	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.06)	(0.09)
Net asset value, end of period	$11.49	$11.15

Total return[f]	3.61%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	22.92%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income (loss)[d]	(0.16)%	1.18%

Supplemental data
Net assets, end of period (000’s)	$495	$60
Portfolio turnover rate	25.27%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.07
Net realized and unrealized gains (losses)	0.40	1.21
Total from investment operations	0.42	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.01)	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.07)	(0.09)
Net asset value, end of period	$11.54	$11.19

Total return[f]	3.76%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	22.42%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	0.34%	1.68%

Supplemental data
Net assets, end of period (000’s)	$22	$11
Portfolio turnover rate	25.27%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.10
Net realized and unrealized gains (losses)	0.43	1.20
Total from investment operations	0.47	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.04)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.10)	(0.10)
Net asset value, end of period	$11.57	$11.20

Total return[f]	4.16%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	23.70%	33.68%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	0.89%	2.23%

Supplemental data
Net assets, end of period (000’s)	$12	$11
Portfolio turnover rate	25.27%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.10
Net realized and unrealized gains (losses)	0.42	1.20
Total from investment operations	0.46	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.09)	(0.10)
Net asset value, end of period	$11.57	$11.20

Total return[f]	4.05%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	21.92%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	0.84%	2.18%

Supplemental data
Net assets, end of period (000’s)	$22	$23
Portfolio turnover rate	25.27%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	3,614	$39,030
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,116	20,148
		59,178
Domestic Equity 54.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	292	42,637
[a,b]Franklin DynaTech Fund, Class R6	4,766	220,425
[a,b]Franklin Flex Cap Growth Fund, Class R6	681	40,661
[a]Franklin Growth Fund, Class R6	1,980	138,477
[a,b]Franklin Growth Opportunities Fund, Class R6	1,280	41,135
[a]Franklin MicroCap Value Fund, Class R6	1,055	42,433
[a]Franklin Real Estate Securities Fund, Class R6	2,336	46,739
[a]Franklin Rising Dividends Fund, Class R6	5,200	262,377
[a,b]Franklin Small Cap Growth Fund, Class R6	3,714	77,215
[a]Franklin Utilities Fund, Class R6	5,439	95,293
iShares Core S&P 500, ETF	409	80,573
		1,087,965
Domestic Fixed Income 8.3%
[a]Franklin Low Duration Total Return Fund, Class R6	4,328	44,020
[a]Franklin Strategic Income Fund, Class R6	2,636	28,179
[a]Franklin U.S. Government Securities Fund, Class R6	10,348	67,781
iShares Intermediate Credit Bond, ETF	228	25,121
		165,101
Foreign Equity 25.4%
[a]Franklin International Growth Fund, Class R6	994	11,676
[a]Franklin International Small Cap Growth Fund, Class R6	8,038	187,196
[a]Franklin Mutual European Fund, Class R6	4,707	117,164
[a]Templeton China World Fund, Class R6	906	32,783
[a]Templeton Foreign Fund, Class R6	7,194	61,508
[a]Templeton Frontier Markets Fund, Class R6	3,132	59,729
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	753	37,168
		507,224
Foreign Fixed Income 4.6%
[a]Franklin Emerging Market Debt Opportunities Fund	1,237	15,298
[a]Templeton Global Total Return Fund, Class R6	5,645	77,005
		92,303
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,810,751) 95.8%		1,911,771
Other Assets, less Liabilities 4.2%		84,624
Net Assets 100.0%		$1,996,395

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.88	$10.92	$10.01	$10.44	$9.13	$6.89
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.13	0.15	0.15	0.16	0.12
Net realized and unrealized gains (losses)	0.49	2.36	0.91	(0.44)	1.29	2.36
Total from investment operations	0.53	2.49	1.06	(0.29)	1.45	2.48
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.15)	(0.15)	(0.14)	(0.14)	(0.10)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.14)
Total distributions	(0.21)	(0.53)	(0.15)	(0.14)	(0.14)	(0.24)
Net asset value, end of period	$13.20	$12.88	$10.92	$10.01	$10.44	$9.13

Total return[e]	4.18%	23.07%	10.61%	(2.81)%	15.92%	36.53%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.11%	1.16%	1.05%	1.30%	1.56%	2.03%
Expenses net of waiver and payments by
affiliates[g]	0.35%	0.38%	0.45%	0.45%	0.45%	0.45%
Net investment income[c]	0.55%	1.08%	1.41%	1.43%	1.80%	1.53%

Supplemental data
Net assets, end of period (000’s)	$31,051	$27,991	$20,765	$14,762	$10,090	$6,943
Portfolio turnover rate	22.74%	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.63	$10.73	$9.84	$10.28	$9.01	$6.81
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.04	0.07	0.07	0.11	0.07
Net realized and unrealized gains (losses)	0.48	2.31	0.90	(0.43)	1.25	2.33
Total from investment operations	0.47	2.35	0.97	(0.36)	1.36	2.40
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.07)	(0.08)	(0.08)	(0.09)	(0.06)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.14)
Total distributions	(0.21)	(0.45)	(0.08)	(0.08)	(0.09)	(0.20)
Net asset value, end of period	$12.89	$12.63	$10.73	$9.84	$10.28	$9.01

Total return[e]	3.79%	22.20%	9.85%	(3.54)%	15.13%	35.77%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.81%	1.86%	1.74%	2.00%	2.26%	2.73%
Expenses net of waiver and payments by
affiliates[g]	1.05%	1.08%	1.14%	1.15%	1.15%	1.15%
Net investment income (loss)[c]	(0.15)%	0.38%	0.72%	0.73%	1.10%	0.83%

Supplemental data
Net assets, end of period (000’s)	$11,101	$9,484	$6,680	$5,869	$4,157	$2,264
Portfolio turnover rate	22.74%	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.82	$10.88	$9.99	$10.42	$9.12	$6.88
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.10	0.16	0.12	0.16	0.12
Net realized and unrealized gains (losses)	0.50	2.35	0.87	(0.43)	1.27	2.35
Total from investment operations	0.52	2.45	1.03	(0.31)	1.43	2.47
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.13)	(0.14)	(0.12)	(0.13)	(0.09)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.14)
Total distributions	(0.21)	(0.51)	(0.14)	(0.12)	(0.13)	(0.23)
Net asset value, end of period	$13.13	$12.82	$10.88	$9.99	$10.42	$9.12

Total return[e]	4.13%	22.76%	10.35%	(3.01)%	15.66%	36.45%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.31%	1.36%	1.25%	1.50%	1.76%	2.23%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.58%	0.65%	0.65%	0.65%	0.65%
Net investment income[c]	0.35%	0.88%	1.21%	1.23%	1.60%	1.33%

Supplemental data
Net assets, end of period (000’s)	$4,995	$4,564	$3,336	$860	$663	$394
Portfolio turnover rate	22.74%	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.60
Net realized and unrealized gains (losses)	0.50	1.24
Total from investment operations	0.56	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.18)
Net realized gains	(0.21)	(0.38)
Total distributions	(0.21)	(0.56)
Net asset value, end of period	$13.30	$12.95

Total return[f]	4.39%	16.08%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.53%	0.60%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	0.90%	1.46%

Supplemental data
Net assets, end of period (000’s)	$1,801	$1,718
Portfolio turnover rate	22.74%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.94	$10.96	$10.05	$10.48	$9.16	$6.89
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.17	0.16	0.17	0.25	0.14
Net realized and unrealized gains (losses)	0.50	2.37	0.93	(0.44)	1.24	2.39
Total from investment operations	0.56	2.54	1.09	(0.27)	1.49	2.53
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(—)[d]	(0.18)	(0.18)	(0.16)	(0.17)	(0.12)
Net realized gains	(0.21)	(0.38)	—	—	—	(0.14)
Total distributions	(0.21)	(0.56)	(0.18)	(0.16)	(0.17)	(0.26)
Net asset value, end of period	$13.29	$12.94	$10.96	$10.05	$10.48	$9.16

Total return[e]	4.40%	23.48%	10.86%	(2.55)%	16.26%	37.27%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.81%	0.86%	0.75%	1.00%	1.26%	1.73%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.08%	0.15%	0.15%	0.15%	0.15%
Net investment income[c]	0.85%	1.38%	1.71%	1.73%	2.10%	1.83%

Supplemental data
Net assets, end of period (000’s)	$1,591	$1,188	$709	$642	$499	$205
Portfolio turnover rate	22.74%	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.68% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	141,730	$1,530,656
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	50,175	477,669
		2,008,325
Domestic Equity 56.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,371	1,223,028
[a,b]Franklin DynaTech Fund, Class R6	119,408	5,522,631
[a,b]Franklin Flex Cap Growth Fund, Class R6	14,150	844,446
[a]Franklin Growth Fund, Class R6	41,976	2,936,244
[a,b]Franklin Growth Opportunities Fund, Class R6	25,399	816,076
[a]Franklin MicroCap Value Fund, Class R6	25,358	1,020,134
[a]Franklin Real Estate Securities Fund, Class R6	54,661	1,093,775
[a]Franklin Rising Dividends Fund, Class R6	147,861	7,461,042
[a,b]Franklin Small Cap Growth Fund, Class R6	96,033	1,996,521
[a]Franklin Utilities Fund, Class R6	144,135	2,525,243
iShares Core S&P 500, ETF	14,775	2,910,675
		28,349,815
Domestic Fixed Income 8.1%
[a]Franklin Low Duration Total Return Fund, Class R6	122,174	1,242,510
[a]Franklin Strategic Income Fund, Class R6	63,293	676,606
[a]Franklin U.S. Government Securities Fund, Class R6	211,155	1,383,066
iShares Intermediate Credit Bond, ETF	7,395	814,781
		4,116,963
Foreign Equity 26.6%
[a]Franklin International Growth Fund, Class R6	22,778	267,645
[a]Franklin International Small Cap Growth Fund, Class R6	204,662	4,766,566
[a]Franklin Mutual European Fund, Class R6	118,196	2,941,909
[a]Templeton China World Fund, Class R6	24,210	876,167
[a]Templeton Foreign Fund, Class R6	221,138	1,890,726
[a]Templeton Frontier Markets Fund, Class R6	74,200	1,414,999
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	26,295	1,297,921
		13,455,933
Foreign Fixed Income 4.7%
[a]Franklin Emerging Market Debt Opportunities Fund	31,158	385,420
[a]Templeton Global Total Return Fund, Class R6	144,727	1,974,073
		2,359,493
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $40,257,314) 99.5%		50,290,529

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $238,880) 0.5%
Money Market Funds 0.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	238,880	$238,880
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $40,496,194) 100.0%		50,529,409
Other Assets, less Liabilities 0.0%†		10,273
Net Assets 100.0%		$50,539,682

See Abbreviations on page 141.

†Rounds to less than 0.1% of net assets.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.10
Net realized and unrealized gains (losses)	0.42	1.21
Total from investment operations	0.45	1.31
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.10)
Net realized gains	(0.04)	—
Total distributions	(0.06)	(0.10)
Net asset value, end of period	$11.60	$11.21

Total return[e]	4.01%	13.14%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	19.84%	34.22%
Expenses net of waiver and payments by affiliates[g]	0.35%	0.23%
Net investment income[d]	0.57%	1.88%

Supplemental data
Net assets, end of period (000’s)	$1,348	$512
Portfolio turnover rate	24.49%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.18	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	0.09
Net realized and unrealized gains (losses)	0.42	1.18
Total from investment operations	0.42	1.27
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.09)
Net realized gains	(0.04)	—
Total distributions	(0.04)	(0.09)
Net asset value, end of period	$11.56	$11.18

Total return[f]	3.74%	12.82%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	20.54%	35.04%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income (loss)[d]	(0.13)%	1.06%

Supplemental data
Net assets, end of period (000’s)	$636	$82
Portfolio turnover rate	24.49%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.06
Net realized and unrealized gains (losses)	0.42	1.24
Total from investment operations	0.44	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.09)
Net realized gains	(0.04)	—
Total distributions	(0.04)	(0.09)
Net asset value, end of period	$11.61	$11.21

Total return[f]	4.00%	13.02%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	20.04%	34.54%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	0.37%	1.56%

Supplemental data
Net assets, end of period (000’s)	$15	$11
Portfolio turnover rate	24.49%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.09
Net realized and unrealized gains (losses)	0.42	1.25
Total from investment operations	0.47	1.34
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.11)
Net realized gains	(0.04)	—
Total distributions	(0.07)	(0.11)
Net asset value, end of period	$11.63	$11.23

Total return[e]	4.23%	13.39%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	21.23%	34.36%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	0.92%	2.11%

Supplemental data
Net assets, end of period (000’s)	$12	$11
Portfolio turnover rate	24.49%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.10
Net realized and unrealized gains (losses)	0.43	1.23
Total from investment operations	0.48	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.11)
Net realized gains	(0.04)	—
Total distributions	(0.07)	(0.11)
Net asset value, end of period	$11.63	$11.22

Total return[e]	4.31%	13.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	19.54%	34.04%
Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%
Net investment income[d]	0.87%	2.06%

Supplemental data
Net assets, end of period (000’s)	$311	$75
Portfolio turnover rate	24.49%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2014 (unaudited)
Franklin LifeSmart 2050 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 2.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,186	$45,209
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,357	22,435
		67,644
Domestic Equity 55.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	321	46,887
[a,b]Franklin DynaTech Fund, Class R6	5,768	266,771
[a,b]Franklin Flex Cap Growth Fund, Class R6	671	40,025
[a]Franklin Growth Fund, Class R6	2,552	178,522
[a,b]Franklin Growth Opportunities Fund, Class R6	1,251	40,203
[a]Franklin MicroCap Value Fund, Class R6	1,046	42,096
[a]Franklin Real Estate Securities Fund, Class R6	2,483	49,675
[a]Franklin Rising Dividends Fund, Class R6	6,463	326,147
[a,b]Franklin Small Cap Growth Fund, Class R6	3,483	72,407
[a]Franklin Utilities Fund, Class R6	6,633	116,209
iShares Core S&P 500, ETF	497	97,909
		1,276,851
Domestic Fixed Income 7.4%
[a]Franklin Low Duration Total Return Fund, Class R6	5,319	54,090
[a]Franklin Strategic Income Fund, Class R6	3,052	32,622
[a]Franklin U.S. Government Securities Fund, Class R6	8,928	58,481
iShares Intermediate Credit Bond, ETF	243	26,773
		171,966
Foreign Equity 26.5%
[a]Franklin International Growth Fund, Class R6	1,250	14,691
[a]Franklin International Small Cap Growth Fund, Class R6	9,659	224,954
[a]Franklin Mutual European Fund, Class R6	5,724	142,469
[a]Templeton China World Fund, Class R6	804	29,091
[a]Templeton Foreign Fund, Class R6	10,850	92,764
[a]Templeton Frontier Markets Fund, Class R6	3,468	66,133
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	931	45,954
		616,056
Foreign Fixed Income 4.1%
[a]Franklin Emerging Market Debt Opportunities Fund	1,339	16,567
[a]Templeton Global Total Return Fund, Class R6	5,708	77,856
		94,423
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,108,031) 95.9%		2,226,940
Other Assets, less Liabilities 4.1%		94,824
Net Assets 100.0%		$2,321,764

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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Financial Statements

Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$59,412,221	$5,300,662	$77,263,428	$3,533,966
Cost - Exchange traded funds	7,223,636	570,817	9,347,359	340,898
Total cost of investments	$66,635,857	$5,871,479	$86,610,787	$3,874,864
Value - Underlying Funds (Note 3f)	$67,209,249	$5,586,692	$94,835,591	$3,715,052
Value - Exchange traded funds	7,582,410	594,206	10,372,575	357,303
Total value of investments	74,791,659	6,180,898	105,208,166	4,072,355
Cash	—	156,060	—	130,547
Receivables:
Capital shares sold	348,929	64,904	183,000	46,367
Affiliates	32,335	17,957	35,644	16,369
Other assets	34	—	44	—
Total assets	75,172,957	6,419,819	105,426,854	4,265,638
Liabilities:
Payables:
Capital shares redeemed	128,258	504	99,863	9,391
Distribution fees	60,666	4,906	82,975	2,518
Transfer agent fees	9,222	—	16,844	—
Reports to shareholders	2,378	10,709	1,982	11,920
Professional fees	11,345	11,219	11,848	11,322
Accrued expenses and other liabilities	2,022	3,103	1,997	2,751
Total liabilities	213,891	30,441	215,509	37,902
Net assets, at value	$74,959,066	$6,389,378	$105,211,345	$4,227,736
Net assets consist of:
Paid-in capital	$65,537,637	$6,104,380	$86,050,274	$4,039,295
Undistributed net investment income	42,438	2,248	22,568	8,975
Net unrealized appreciation (depreciation)	8,155,802	309,419	18,597,379	197,491
Accumulated net realized gain (loss)	1,223,189	(26,669)	541,124	(18,025)
Net assets, at value	$74,959,066	$6,389,378	$105,211,345	$4,227,736

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$47,073,462	$4,533,050	$66,157,085	$3,271,178
Shares outstanding	3,772,860	400,483	5,083,957	284,645
Net asset value per share[a]	$12.48	$11.32	$13.01	$11.49
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$13.24	$12.01	$13.80	$12.19
Class C:
Net assets, at value	$21,471,414	$1,802,035	$28,456,767	$829,518
Shares outstanding	1,737,786	159,940	2,217,230	72,561
Net asset value and maximum offering price
per share[a]	$12.36	$11.27	$12.83	$11.43
Class R:
Net assets, at value	$3,299,033	$18,632	$5,448,248	$26,022
Shares outstanding	265,130	1,647	420,209	2,268
Net asset value and maximum offering price
per share	$12.44	$11.31	$12.97	$11.47
Class R6:
Net assets, at value	$1,010,669	$16,503	$2,266,170	$11,523
Shares outstanding	80,687	1,456	173,755	1,000
Net asset value and maximum offering price
per share	$12.53	$11.33	$13.04	$11.52
Advisor Class:
Net assets, at value	$2,104,488	$19,158	$2,883,075	$89,495
Shares outstanding	168,152	1,691	221,158	7,772
Net asset value and maximum offering price
per share	$12.52	$11.33	$13.04	$11.52

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$53,862,001	$1,675,704	$36,005,299	$1,946,435
Cost - Exchange traded funds	6,685,494	135,047	4,490,895	161,596
Total cost of investments	$60,547,495	$1,810,751	$40,496,194	$2,108,031
Value - Underlying Funds (Note 3f)	$67,674,115	$1,768,909	$45,506,032	$2,056,304
Value - Exchange traded funds	7,466,559	142,862	5,023,377	170,636
Total value of investments	75,140,674	1,911,771	50,529,409	2,226,940
Cash	—	85,950	—	97,081
Receivables:
Capital shares sold	206,554	18,876	141,382	5,248
Affiliates	28,411	16,299	30,073	17,487
Other assets	31	—	21	—
Total assets	75,375,670	2,032,896	50,700,885	2,346,756
Liabilities:
Payables:
Capital shares redeemed	28,527	10,753	101,922	—
Distribution fees	57,156	1,202	37,312	1,431
Transfer agent fees	6,165	—	6,261	—
Reports to shareholders	2,234	10,728	2,151	9,959
Professional fees	11,555	11,618	11,606	11,428
Accrued expenses and other liabilities	1,916	2,200	1,951	2,174
Total liabilities	107,553	36,501	161,203	24,992
Net assets, at value	$75,268,117	$1,996,395	$50,539,682	$2,321,764
Net assets consist of:
Paid-in capital	$60,504,681	$1,902,501	$40,434,709	$2,212,288
Undistributed net investment income (distributions
in excess of net investment income)	159,333	186	93,926	(35)
Net unrealized appreciation (depreciation)	14,593,179	101,020	10,033,215	118,909
Accumulated net realized gain (loss)	10,924	(7,312)	(22,168)	(9,398)
Net assets, at value	$75,268,117	$1,996,395	$50,539,682	$2,321,764

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$46,890,268	$1,445,006	$31,050,564	$1,348,236
Shares outstanding	3,558,642	125,107	2,351,654	116,180
Net asset value per share[a]	$13.18	$11.55	$13.20	$11.60
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$13.98	$12.25	$14.01	$12.31
Class C:
Net assets, at value	$18,912,995	$495,300	$11,101,053	$636,323
Shares outstanding	1,466,363	43,109	860,898	55,054
Net asset value and maximum offering price
per share[a]	$12.90	$11.49	$12.89	$11.56
Class R:
Net assets, at value	$4,599,716	$22,290	$4,995,468	$14,983
Shares outstanding	349,824	1,931	380,361	1,290
Net asset value and maximum offering price
per share	$13.15	$11.54	$13.13	$11.61
Class R6:
Net assets, at value	$2,753,006	$11,565	$1,801,161	$11,632
Shares outstanding	207,441	1,000	135,469	1,000
Net asset value and maximum offering price
per share	$13.27	$11.57	$13.30	$11.63
Advisor Class:
Net assets, at value	$2,112,132	$22,234	$1,591,436	$310,590
Shares outstanding	159,125	1,922	119,790	26,699
Net asset value and maximum offering price
per share	$13.27	$11.57	$13.29	$11.63

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$637,778	$30,801	$482,660	$12,336
Exchange traded funds	72,596	4,638	98,781	2,737
Total investment income	710,374	35,439	581,441	15,073
Expenses:
Asset allocation fees (Note 3a)	90,666	5,710	122,159	3,298
Distribution fees: (Note 3c)
Class A	69,029	5,577	92,132	3,662
Class C	101,206	6,112	132,789	1,661
Class R	7,031	35	12,665	101
Transfer agent fees: (Note 3e)
Class A	26,414	2,538	42,810	2,702
Class C	11,732	950	18,514	408
Class R	1,610	11	3,533	49
Class R6	127	141	103	140
Advisor Class	1,239	56	1,834	103
Custodian fees (Note 4)	34	5	33	—
Reports to shareholders	8,028	8,316	10,658	9,559
Registration and filing fees	41,081	52,763	40,331	52,906
Professional fees	14,177	15,400	14,413	15,413
Trustees’ fees and expenses	241	—	295	—
Amortization of offering costs (Note 1d)	—	50,172	—	50,172
Other	2,162	160	2,181	159
Total expenses	374,777	147,946	494,450	140,333
Expenses waived/paid by affiliates
(Notes 3f and 3g)	(179,664)	(135,100)	(232,966)	(134,244)
Net expenses	195,113	12,846	261,484	6,089
Net investment income	515,261	22,593	319,957	8,984
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	1,441,167	(21,300)	796,113	(17,692)
Exchange traded funds	64,373	679	115,304	101
Net realized gain (loss)	1,505,540	(20,621)	911,417	(17,591)
Net change in unrealized appreciation
(depreciation) on investments	489,435	211,705	2,653,803	143,616
Net realized and unrealized gain (loss)	1,994,975	191,084	3,565,220	126,025
Net increase (decrease) in net assets resulting
from operations	$2,510,236	$213,677	$3,885,177	$135,009

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended June 30, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$269,988	$4,119	$164,039	$4,770
Exchange traded funds	71,224	1,132	47,795	1,379
Total investment income	341,212	5,251	211,834	6,149
Expenses:
Asset allocation fees (Note 3a)	87,809	1,474	58,804	1,664
Distribution fees: (Note 3c)
Class A	66,064	1,635	43,884	1,557
Class C	87,833	939	50,648	1,473
Class R	10,649	39	11,842	32
Transfer agent fees: (Note 3e)
Class A	40,285	1,811	42,932	2,595
Class C	16,077	356	14,901	854
Class R	3,897	29	6,958	37
Class R6	104	121	101	128
Advisor Class	1,749	46	1,960	370
Custodian fees (Note 4)	25	—	15	—
Reports to shareholders	9,399	8,083	8,809	7,459
Registration and filing fees	40,232	52,500	39,401	52,134
Professional fees	14,274	15,363	14,200	15,430
Trustees’ fees and expenses	188	—	—	—
Amortization of offering costs (Note 1d)	—	50,172	—	50,171
Other	2,127	155	2,056	155
Total expenses	380,712	132,723	296,511	134,059
Expenses waived/paid by affiliates
(Notes 3f and 3g)	(199,236)	(129,816)	(178,779)	(130,664)
Net expenses	181,476	2,907	117,732	3,395
Net investment income	159,736	2,344	94,102	2,754
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	197,593	(6,926)	171,883	(9,161)
Exchange traded funds	94,511	49	63,372	190
Net realized gain (loss)	292,104	(6,877)	235,255	(8,971)
Net change in unrealized appreciation
(depreciation) on investments	2,511,022	63,959	1,657,948	80,143
Net realized and unrealized gain (loss)	2,803,126	57,082	1,893,203	71,172
Net increase (decrease) in net assets resulting
from operations	$2,962,862	$59,426	$1,987,305	$73,926

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement Target Fund		2020 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Period Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$515,261	$1,195,300	$22,593	$22,753
Net realized gain (loss) from Underlying
Funds and exchange traded funds	1,505,540	3,177,416	(20,621)	32,358
Net change in unrealized appreciation
(depreciation) on investments	489,435	3,033,258	211,705	97,714
Net increase (decrease) in net assets
resulting from operations	2,510,236	7,405,974	213,677	152,825
Distributions to shareholders from:
Net investment income:
Class A	(354,903)	(949,775)	(16,305)	(24,272)
Class C	(92,244)	(303,187)	(3,931)	(2,828)
Class R	(20,600)	(42,834)	(61)	(115)
Class R6	(8,950)	(9,691)	(87)	(131)
Advisor Class	(18,802)	(58,208)	(590)	(511)
Net realized gains:
Class A	(527,669)	(1,868,226)	(23,052)	(531)
Class C	(243,690)	(839,329)	(9,327)	(74)
Class R	(37,118)	(97,222)	(96)	(3)
Class R6	(11,279)	(22,736)	(82)	(3)
Advisor Class	(23,490)	(101,550)	(99)	(11)
Total distributions to shareholders	(1,338,745)	(4,292,758)	(53,630)	(28,479)
Capital share transactions: (Note 2)
Class A	1,974,347	4,812,095	2,228,758	2,075,340
Class C	749,938	2,581,227	1,502,999	243,739
Class R	976,965	319,645	7,190	10,000
Class R6	235,779	782,456	5,083	10,000
Advisor Class	(427,847)	549,120	(19,537)	41,413
Total capital share transactions	3,509,182	9,044,543	3,724,493	2,380,492
Net increase (decrease) in
net assets	4,680,673	12,157,759	3,884,540	2,504,838
Net assets:
Beginning of period	70,278,393	58,120,634	2,504,838	—
End of period	$74,959,066	$70,278,393	$6,389,378	$2,504,838
Undistributed net investment income included
in net assets:
End of period	$42,438	$22,676	$2,248	$629

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN	FUND ALLOCATOR SERIES
STATEMENTS OF	CHANGES IN NET ASSETS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement Target Fund		2030 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Period Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$319,957	$911,498	$8,984	$10,340
Net realized gain (loss) from Underlying
Funds and exchange traded funds	911,417	4,141,928	(17,591)	23,320
Net change in unrealized appreciation
(depreciation) on investments	2,653,803	9,871,133	143,616	53,875
Net increase (decrease) in net assets
resulting from operations	3,885,177	14,924,559	135,009	87,535
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(258,146)	(871,930)	(212)	(11,335)
Class C	(23,263)	(209,139)	(21)	(1,005)
Class R	(16,509)	(59,888)	(5)	(381)
Class R6	(12,247)	(32,182)	(1)	(111)
Advisor Class	(14,934)	(41,493)	(9)	(802)
Net realized gains:
Class A	(1,041,058)	(1,782,321)	(15,695)	(198)
Class C	(454,061)	(721,153)	(3,998)	(21)
Class R	(85,961)	(136,382)	(127)	(8)
Class R6	(35,513)	(48,820)	(56)	(2)
Advisor Class	(45,067)	(71,758)	(432)	(13)
Total distributions to shareholders	(1,986,759)	(3,975,066)	(20,556)	(13,876)
Capital share transactions: (Note 2)
Class A	6,144,987	6,266,755	1,918,132	1,201,089
Class C	2,696,006	4,065,933	679,778	127,101
Class R	513,940	854,675	(21,884)	44,214
Class R6	(108,207)	2,357,526	—	10,000
Advisor Class	345,659	299,945	4,301	76,893
Total capital share transactions	9,592,385	13,844,834	2,580,327	1,459,297
Net increase (decrease) in
net assets	11,490,803	24,794,327	2,694,780	1,532,956
Net assets:
Beginning of period	93,720,542	68,926,215	1,532,956	—
End of period	$105,211,345	$93,720,542	$4,227,736	$1,532,956
Undistributed net investment income included
in net assets:
End of period	$22,568	$27,710	$8,975	$239

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement Target Fund		2040 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Period Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$159,736	$567,972	$2,344	$4,652
Net realized gain (loss) from Underlying
Funds and exchange traded funds	292,104	2,930,055	(6,877)	11,239
Net change in unrealized appreciation
(depreciation) on investments	2,511,022	7,908,157	63,959	37,061
Net increase (decrease) in net assets
resulting from operations	2,962,862	11,406,184	59,426	52,952
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(12,226)	(527,275)	(2,007)	(5,500)
Class C	(4,940)	(106,851)	(156)	(463)
Class R	(1,231)	(40,571)	(20)	(86)
Class R6	(701)	(36,070)	(37)	(103)
Advisor Class	(544)	(25,395)	(69)	(205)
Net realized gains:
Class A	(778,744)	(1,360,230)	(7,059)	(220)
Class C	(320,555)	(504,539)	(2,487)	(20)
Class R	(76,617)	(121,054)	(112)	(4)
Class R6	(45,453)	(48,953)	(58)	(4)
Advisor Class	(34,769)	(54,723)	(111)	(8)
Total distributions to shareholders	(1,275,780)	(2,825,661)	(12,116)	(6,613)
Capital share transactions: (Note 2)
Class A	3,280,470	4,638,237	736,478	631,703
Class C	1,658,961	3,687,561	426,108	58,573
Class R	411,069	534,079	10,547	10,000
Class R6	156,588	2,543,841	—	10,000
Advisor Class	250,730	507,603	(1,624)	20,961
Total capital share transactions	5,757,818	11,911,321	1,171,509	731,237
Net increase (decrease) in
net assets	7,444,900	20,491,844	1,218,819	777,576
Net assets:
Beginning of period	67,823,217	47,331,373	777,576	—
End of period	$75,268,117	$67,823,217	$1,996,395	$777,576
Undistributed net investment income included
in net assets:
End of period	$159,333	$19,239	$186	$131

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement Target Fund		2050 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Period Ended
	(unaudited)	December 31, 2013	(unaudited)	December 31, 2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$94,102	$351,038	$2,754	$4,280
Net realized gain (loss) from Underlying
Funds and exchange traded funds	235,255	1,819,050	(8,971)	9,779
Net change in unrealized appreciation
(depreciation) on investments	1,657,948	5,771,935	80,143	38,766
Net increase (decrease) in net assets
resulting from operations	1,987,305	7,942,023	73,926	52,825
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(8,184)	(333,295)	(1,770)	(4,422)
Class C	(2,856)	(52,405)	(200)	(633)
Class R	(1,289)	(43,659)	(5)	(92)
Class R6	(430)	(23,741)	(31)	(108)
Advisor Class	(381)	(16,140)	(858)	(705)
Net realized gains:
Class A	(496,584)	(837,141)	(5,092)	—
Class C	(181,344)	(273,377)	(2,423)	—
Class R	(80,114)	(128,736)	(57)	—
Class R6	(28,570)	(29,120)	(44)	—
Advisor Class	(25,144)	(31,888)	(1,078)	—
Total distributions to shareholders	(824,896)	(1,769,502)	(11,558)	(5,960)
Capital share transactions: (Note 2)
Class A	2,309,965	3,128,951	795,692	476,308
Class C	1,394,568	1,499,244	540,055	79,396
Class R	320,063	605,398	3,296	10,000
Class R6	38,672	1,718,837	—	10,000
Advisor Class	369,479	329,576	227,903	69,881
Total capital share transactions	4,432,747	7,282,006	1,566,946	645,585
Net increase (decrease) in
net assets	5,595,156	13,454,527	1,629,314	692,450
Net assets:
Beginning of period	44,944,526	31,489,999	692,450	—
End of period	$50,539,682	$44,944,526	$2,321,764	$692,450
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$93,926	$12,964	$(35)	$75

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the Franklin Templeton Fund Allocator Series was renamed the Franklin Fund Allocator Series.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	527,549	$6,526,314	241,974	$2,684,272
Shares issued in reinvestment of distributions	69,546	863,805	3,300	37,134
Shares redeemed	(436,359)	(5,415,772)	(44,891)	(492,648)
Net increase (decrease)	160,736	$1,974,347	200,383	$2,228,758
Year ended December 31, 2013
Shares sold	1,308,882	$15,890,281	224,502	$2,330,311
Shares issued in reinvestment of distributions	227,640	2,764,653	2,029	22,110
Shares redeemed	(1,138,122)	(13,842,839)	(26,431)	(277,081)
Net increase (decrease)	398,400	$4,812,095	200,100	$2,075,340
Class C Shares:
Six Months ended June 30, 2014
Shares sold	248,659	$3,050,564	137,326	$1,506,547
Shares issued in reinvestment of distributions	24,025	295,736	1,185	13,258
Shares redeemed	(211,768)	(2,596,362)	(1,528)	(16,806)
Net increase (decrease)	60,916	$749,938	136,983	$1,502,999
Year ended December 31, 2013
Shares sold	460,937	$5,565,468	27,481	$292,945
Shares issued in reinvestment of distributions	81,653	981,251	256	2,786
Shares redeemed	(327,076)	(3,965,492)	(4,780)	(51,992)
Net increase (decrease)	215,514	$2,581,227	22,957	$243,739

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2014
Shares sold	90,074	$1,113,752	642	$7,132
Shares issued in reinvestment of distributions	3,578	44,354	5	58
Shares redeemed	(14,595)	(181,141)	—	—
Net increase (decrease)	79,057	$976,965	647	$7,190
Year ended December 31, 2013
Shares sold	126,413	$1,528,317	1,001	$10,011
Shares issued in reinvestment of distributions	10,359	125,208	—	—
Shares redeemed	(110,588)	(1,333,880)	(1)	(11)
Net increase (decrease)	26,184	$319,645	1,000	$10,000
Class R6 Shares:
Six Months ended June 30, 2014
Shares sold	241,449	$2,959,249	452	$5,035
Shares issued on reinvestment of distributions	1,614	20,123	4	48
Shares redeemed	(224,365)	(2,743,593)	—	—
Net increase (decrease)	18,698	$235,779	456	$5,083
Year ended December 31, 2013
Shares sold	59,379	$750,348	1,001	$10,010
Shares issued in reinvestment of distributions	2,610	32,108	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	61,989	$782,456	1,000	$10,000
Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	22,794	$285,787	19,130	$214,627
Shares issued in reinvestment of distributions	3,166	39,435	52	570
Shares redeemed	(60,344)	(753,069)	(21,478)	(234,734)
Net increase (decrease)	(34,384)	$(427,847)	(2,296)	$(19,537)
Year ended December 31, 2013
Shares sold	42,196	$511,810	3,952	$41,034
Shares issued in reinvestment of distributions	12,801	156,058	36	389
Shares redeemed	(9,672)	(118,748)	(1)	(10)
Net increase (decrease)	45,325	$549,120	3,987	$41,413

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b,c]
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	841,866	$10,847,025	173,208	$1,939,519
Shares issued in reinvestment of distributions	99,047	1,282,717	1,285	14,706
Shares redeemed	(464,329)	(5,984,755)	(3,214)	(36,093)
Net increase (decrease)	476,584	$6,144,987	171,279	$1,918,132
Year ended December 31, 2013
Shares sold	1,456,494	$17,514,233	112,584	$1,192,416
Shares issued in reinvestment of distributions	211,824	2,630,432	835	9,253
Shares redeemed	(1,139,693)	(13,877,910)	(53)	(580)
Net increase (decrease)	528,625	$6,266,755	113,366	$1,201,089
Class C Shares:
Six Months ended June 30, 2014
Shares sold	332,148	$4,214,856	66,658	$746,639
Shares issued in reinvestment of distributions	32,889	420,411	353	4,018
Shares redeemed	(152,404)	(1,939,261)	(6,370)	(70,879)
Net increase (decrease)	212,633	$2,696,006	60,641	$679,778
Year ended December 31, 2013
Shares sold	694,242	$8,279,189	12,087	$128,932
Shares issued in reinvestment of distributions	67,197	823,491	85	934
Shares redeemed	(425,455)	(5,036,747)	(252)	(2,765)
Net increase (decrease)	335,984	$4,065,933	11,920	$127,101
Class R Shares:
Six Months ended June 30, 2014
Shares sold	56,190	$721,274	1,261	$14,198
Shares issued in reinvestment of distributions	6,081	78,471	7	75
Shares redeemed	(22,217)	(285,805)	(3,257)	(36,157)
Net increase (decrease)	40,054	$513,940	(1,989)	$(21,884)
Year ended December 31, 2013
Shares sold	198,623	$2,365,500	4,233	$43,941
Shares issued in reinvestment of distributions	12,439	153,876	26	291
Shares redeemed	(141,744)	(1,664,701)	(2)	(18)
Net increase (decrease)	69,318	$854,675	4,257	$44,214
Class R6 Shares:
Six Months ended June 30, 2014
Shares sold	32,596	$419,421
Shares issued on reinvestment of distributions	3,672	47,640
Shares redeemed	(45,374)	(575,268)
Net increase (decrease)	(9,106)	$(108,207)
Year ended December 31, 2013
Shares sold	176,532	$2,276,764	1,001	$10,010
Shares issued in reinvestment of distributions	6,329	80,762	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	182,861	$2,357,526	1,000	$10,000

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	40,155	$521,868	1,324	$15,000
Shares issued in reinvestment of distributions	4,411	57,201	38	441
Shares redeemed	(17,887)	(233,410)	(1,000)	(11,140)
Net increase (decrease)	26,679	$345,659	362	$4,301
Year ended December 31, 2013
Shares sold	43,011	$510,282	7,347	$76,199
Shares issued in reinvestment of distributions	8,650	107,432	64	704
Shares redeemed	(25,638)	(317,769)	(1)	(10)
Net increase (decrease)	26,023	$299,945	7,410	$76,893

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
cDuring the period ended June 30, 2014, Class R6 did not report any share transactions.

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	444,098	$5,770,186	78,907	$895,091
Shares issued in reinvestment of distributions	59,407	779,795	647	7,428
Shares redeemed	(252,001)	(3,269,511)	(14,491)	(166,041)
Net increase (decrease)	251,504	$3,280,470	65,063	$736,478
Year ended December 31, 2013
Shares sold	987,304	$11,906,664	59,764	$628,581
Shares issued in reinvestment of distributions	150,718	1,873,931	323	3,602
Shares redeemed	(745,082)	(9,142,358)	(43)	(480)
Net increase (decrease)	392,940	$4,638,237	60,044	$631,703
Class C Shares:
Six Months ended June 30, 2014
Shares sold	245,769	$3,124,702	37,680	$425,502
Shares issued in reinvestment of distributions	21,451	275,583	226	2,580
Shares redeemed	(136,699)	(1,741,324)	(175)	(1,974)
Net increase (decrease)	130,521	$1,658,961	37,731	$426,108
Year ended December 31, 2013
Shares sold	474,238	$5,598,631	5,355	$58,311
Shares issued in reinvestment of distributions	43,059	524,390	35	388
Shares redeemed	(206,995)	(2,435,460)	(12)	(126)
Net increase (decrease)	310,302	$3,687,561	5,378	$58,573

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b,c]
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2014
Shares sold	63,965	$836,383	927	$10,495
Shares issued in reinvestment of distributions	4,104	53,743	5	62
Shares redeemed	(36,987)	(479,057)	(1)	(10)
Net increase (decrease)	31,082	$411,069	931	$10,547
Year ended December 31, 2013
Shares sold	94,627	$1,133,064	1,001	$10,011
Shares issued in reinvestment of distributions	8,728	108,350	—	—
Shares redeemed	(60,404)	(707,335)	(1)	(11)
Net increase (decrease)	42,951	$534,079	1,000	$10,000
Class R6 Shares:
Six Months ended June 30, 2014
Shares sold	35,562	$466,927
Shares issued on reinvestment of distributions	3,485	46,058
Shares redeemed	(27,527)	(356,397)
Net increase (decrease)	11,520	$156,588
Year ended December 31, 2013
Shares sold	189,345	$2,459,073	1,001	$10,010
Shares issued in reinvestment of distributions	6,576	84,768	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	195,921	$2,543,841	1,000	$10,000
Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	31,810	$418,911	419	$4,710
Shares issued in reinvestment of distributions	2,672	35,313	8	88
Shares redeemed	(15,749)	(203,494)	(565)	(6,422)
Net increase (decrease)	18,733	$250,730	(138)	$(1,624)
Year ended December 31, 2013
Shares sold	46,997	$552,040	2,051	$20,862
Shares issued in reinvestment of distributions	6,402	80,118	10	109
Shares redeemed	(10,258)	(124,555)	(1)	(10)
Net increase (decrease)	43,141	$507,603	2,060	$20,961

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
cDuring the period ended June 30, 2014, Class R6 did not report any share transactions.

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2014
Shares sold	365,743	$4,756,677	71,747	$809,987
Shares issued in reinvestment of distributions	37,492	492,868	485	5,606
Shares redeemed	(224,884)	(2,939,580)	(1,773)	(19,901)
Net increase (decrease)	178,351	$2,309,965	70,459	$795,692
Year ended December 31, 2013
Shares sold	747,089	$8,876,144	45,783	$476,936
Shares issued in reinvestment of distributions	92,952	1,149,783	202	2,257
Shares redeemed	(568,099)	(6,896,976)	(264)	(2,885)
Net increase (decrease)	271,942	$3,128,951	45,721	$476,308
Class C Shares:
Six Months ended June 30, 2014
Shares sold	182,256	$2,316,021	47,782	$540,739
Shares issued in reinvestment of distributions	11,716	150,506	224	2,574
Shares redeemed	(84,219)	(1,071,959)	(290)	(3,258)
Net increase (decrease)	109,753	$1,394,568	47,716	$540,055
Year ended December 31, 2013
Shares sold	287,349	$3,358,448	7,339	$79,409
Shares issued in reinvestment of distributions	22,204	267,425	49	541
Shares redeemed	(181,124)	(2,126,629)	(50)	(554)
Net increase (decrease)	128,429	$1,499,244	7,338	$79,396
Class R Shares:
Six Months ended June 30, 2014
Shares sold	82,208	$1,064,676	289	$3,282
Shares issued in reinvestment of distributions	5,022	65,666	1	14
Shares redeemed	(62,747)	(810,279)	—	—
Net increase (decrease)	24,483	$320,063	290	$3,296
Year ended December 31, 2013
Shares sold	111,053	$1,317,814	1,001	$10,011
Shares issued in reinvestment of distributions	12,108	149,021	—	—
Shares redeemed	(73,906)	(861,437)	(1)	(11)
Net increase (decrease)	49,255	$605,398	1,000	$10,000
Class R6 Shares:
Six Months ended June 30, 2014
Shares sold	25,714	$336,416	70	$805
Shares issued on reinvestment of distributions	2,184	28,907	—	—
Shares redeemed	(25,114)	(326,651)	(70)	(805)
Net increase (decrease)	2,784	$38,672	—	$—
Year ended December 31, 2013
Shares sold	128,609	$1,666,219	1,001	$10,010
Shares issued in reinvestment of distributions	4,076	52,618	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	132,685	$1,718,837	1,000	$10,000

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2014
Shares sold	28,742	$379,605	20,808	$237,227
Shares issued in reinvestment of distributions	1,930	25,525	167	1,936
Shares redeemed	(2,711)	(35,651)	(1,000)	(11,260)
Net increase (decrease)	27,961	$369,479	19,975	$227,903
Year ended December 31, 2013
Shares sold	33,641	$404,555	6,699	$69,591
Shares issued in reinvestment of distributions	3,845	48,028	54	600
Shares redeemed	(10,292)	(123,007)	(29)	(310)
Net increase (decrease)	27,194	$329,576	6,724	$69,881

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servic-
ing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$17,282	$6,756	$39,229	$8,460
CDSC retained	$1,239	$—	$1,163	$331

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$24,968	$4,632	$23,823	$4,174
CDSC retained	$2,074	$18	$1,102	$31

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$21,811	$2,955	$39,294	$2,756

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$37,927	$2,067	$44,785	$3,417

f. Investment in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statements of Operations. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in Underlying Funds for the period ended June 30, 2014, were as follows:

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2015 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	15,954		1,022	11,004	5,972	$872,461	$—	$156,336	0.06%
Franklin DynaTech Fund, Class R6	118,840		7,466	55,344	70,962	3,281,999	—	275,373	0.14%
Franklin Emerging Market Debt
Opportunities Fund[a]	173,466		46,245	19,916	199,795	2,471,458	—	(10,671)	0.39%
Franklin Flex Cap Growth Fund, Class R6	15,558		973	4,907	11,624	693,696	—	60,515	0.02%
Franklin Growth Fund, Class R6	33,117		2,053	10,434	24,736	1,730,299	—	230,999	0.02%
Franklin Growth Opportunities Fund,
Class R6	37,269		2,335	11,733	27,871	895,503	—	122,904	0.09%
Franklin International Growth Fund,
Class R6	18,644		1,127	5,888	13,883	163,121	—	5,233	0.05%
Franklin International Small Cap Growth
Fund, Class R6	181,386		11,158	56,909	135,635	3,158,947	—	191,656	0.16%
Franklin K2 Alternative Strategies Fund,
Class R6	—		227,281	—	227,281	2,454,593	—	—	0.61%
Franklin Low Duration Total Return Fund,
Class R6	680,307		189,319	78,601	791,025	8,044,721	71,815	(2,344)	0.38%
Franklin MicroCap Value Fund, Class R6	24,211		7,857	7,582	24,486	985,058	—	6,639	0.18%
Franklin Mutual European Fund,
Class R6[b]	117,920		7,263	37,134	88,049	2,191,547	—	12,382	0.07%
Franklin Pelagos Commodities Strategy
Fund, Class R6	171,060	[c]	—	88,822	82,238	782,903	—	(141,978)	1.13%
Franklin Pelagos Managed Futures
Strategy Fund	16,782		—	16,782	—[d]	—	—	(4,804)	—

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2015 Retirement
Target Fund (continued)
Franklin Real Estate Securities Fund,
Class R6	43,096	16,304	13,473	45,927	$919,002	$6,491	$26,270	0.18%
Franklin Rising Dividends Fund,
Class R6	101,772	22,431	32,037	92,166	4,650,710	26,140	289,888	0.03%
Franklin Small Cap Growth Fund,
Class R6	55,765	23,676	17,608	61,833	1,285,514	—	55,648	0.06%
Franklin Strategic Income Fund,
Class R6	369,572	108,661	42,972	435,261	4,652,937	96,115	821	0.05%
Franklin U.S. Government Securities Fund,
Class R6	1,235,250	358,460	143,232	1,450,478	9,500,634	172,432	(34,756)	0.14%
Franklin Utilities Fund, Class R6	133,081	25,330	65,242	93,169	1,632,322	28,854	98,108	0.03%
Institutional Fiduciary Trust Money Market
Portfolio	1,003,530	16,017,515	15,728,620	1,292,425	1,292,425	—	—	0.01%
Templeton China World Fund, Class R6	19,897	1,210	6,252	14,855	537,585	—	6,349	0.07%
Templeton Foreign Fund, Class R6	182,545	11,222	57,383	136,384	1,166,085	—	96,481	0.02%
Templeton Frontier Markets Fund,
Class R6	74,546	4,543	23,376	55,713	1,062,445	—	47,339	0.07%
Templeton Global Total Return Fund,
Class R6	797,598	232,448	92,855	937,191	12,783,284	235,931	(47,221)	0.14%
Total					$67,209,249	$637,778	$1,441,167

Franklin LifeSmart 2020 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	549	573	554	568	$83,056	$—	$(9,595)	0.01%
Franklin DynaTech Fund, Class R6	5,830	6,594	2,004	10,420	481,943	—	(7,474)	0.02%
Franklin Emerging Market Debt
Opportunities Fund[a]	3,702	6,801	1,556	8,947	110,669	—	(218)	0.02%
Franklin Flex Cap Growth Fund,
Class R6	794	806	68	1,532	91,410	—	(489)	—[e]
Franklin Growth Fund, Class R6	2,185	2,484	198	4,471	312,728	—	(258)	—[e]
Franklin Growth Opportunities Fund,
Class R6	1,717	1,942	168	3,491	112,165	—	(86)	0.01%
Franklin International Growth Fund,
Class R6	872	1,029	35	1,866	21,922	—	(3)	0.01%
Franklin International Small Cap Growth
Fund, Class R6	9,508	10,826	797	19,537	455,026	—	(421)	0.02%
Franklin K2 Alternative Strategies Fund,
Class R6	—	14,363	—	14,363	155,114	—	—	0.04%
Franklin Low Duration Total Return Fund,
Class R6	15,784	33,349	5,704	43,429	441,674	2,811	(141)	0.02%
Franklin MicroCap Value Fund, Class R6	968	1,686	91	2,563	103,092	—	(308)	0.02%
Franklin Mutual European Fund,
Class R6[b]	5,428	6,233	462	11,199	278,740	—	(746)	0.01%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2020 Retirement
Target Fund (continued)
Franklin Pelagos Commodities Strategy
Fund, Class R6	3,415	[c]	3,507	138	6,784	$64,587	$—	$(36)	0.09%
Franklin Pelagos Managed Futures
Strategy Fund	320		12	332	—[d]	—	—	42	—
Franklin Real Estate Securities Fund,
Class R6	2,037		3,584	194	5,427	108,598	702	(52)	0.02%
Franklin Rising Dividends Fund,
Class R6	4,876		7,048	413	11,511	580,835	2,741	(585)	—[e]
Franklin Small Cap Growth Fund,
Class R6	2,349		5,321	202	7,468	155,262	—	(109)	0.01%
Franklin Strategic Income Fund,
Class R6	9,021		19,136	3,987	24,170	258,378	4,251	(38)	—[e]
Franklin U.S. Government Securities Fund,
Class R6	30,072		63,351	13,351	80,072	524,472	7,631	(329)	0.01%
Franklin Utilities Fund, Class R6	6,669		9,064	3,535	12,198	213,714	2,929	736	—[e]
Templeton China World Fund, Class R6	879		993	96	1,776	64,286	—	(555)	0.01%
Templeton Foreign Fund, Class R6	8,832		9,488	739	17,581	150,321	—	(385)	—[e]
Templeton Frontier Markets Fund,
Class R6	3,369		3,799	304	6,864	130,905	—	(68)	0.01%
Templeton Global Total Return Fund,
Class R6	18,709		40,076	8,360	50,425	687,795	9,736	(182)	0.01%
Total						$5,586,692	$30,801	$(21,300)

Franklin LifeSmart 2025 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	33,215		1,036	19,820	14,431	$2,108,350	$—	$168,379	0.14%
Franklin DynaTech Fund, Class R6	279,098		15,777	91,008	203,867	9,428,848	—	203,212	0.41%
Franklin Emerging Market Debt
Opportunities Fund[a]	97,394		36,364	6,539	127,219	1,573,698	—	(5,152)	0.25%
Franklin Flex Cap Growth Fund,
Class R6	31,387		1,084	5,135	27,336	1,631,384	—	5,840	0.04%
Franklin Growth Fund, Class R6	71,775		2,455	11,751	62,479	4,370,398	—	120,045	0.04%
Franklin Growth Opportunities Fund,
Class R6	72,393		2,505	11,858	63,040	2,025,471	—	33,125	0.21%
Franklin International Growth Fund,
Class R6	48,404		1,635	7,892	42,147	495,229	—	5,018	0.16%
Franklin International Small Cap Growth
Fund, Class R6	415,470		14,020	67,723	361,767	8,425,552	—	127,648	0.43%
Franklin K2 Alternative Strategies Fund,
Class R6	—		294,487	—	294,487	3,180,397	—	—	0.79%
Franklin Low Duration Total Return Fund,
Class R6	354,640		150,501	24,076	481,065	4,892,432	38,225	(735)	0.23%
Franklin MicroCap Value Fund, Class R6	43,077		16,876	7,036	52,917	2,128,863	—	695	0.39%
Franklin Mutual European Fund,
Class R6[b]	243,881		8,261	39,848	212,294	5,283,992	—	(4,766)	0.17%
Franklin Pelagos Commodities Strategy
Fund, Class R6	114,106	[c]	—	7,606	106,500	1,013,877	—	(12,152)	1.46%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2025 Retirement
Target Fund (continued)
Franklin Pelagos Managed Futures
Strategy Fund	11,101	—	11,101	—[d]	$—	$—	$(18,168)	—
Franklin Real Estate Securities Fund,
Class R6	85,602	35,880	13,945	107,537	2,151,821	14,766	11,866	0.42%
Franklin Rising Dividends Fund,
Class R6	236,182	51,399	40,827	246,754	12,451,211	67,480	82,027	0.08%
Franklin Small Cap Growth Fund,
Class R6	147,850	55,427	24,260	179,017	3,721,758	—	42,612	0.18%
Franklin Strategic Income Fund,
Class R6	204,580	82,325	13,800	273,105	2,919,495	54,072	(393)	0.03%
Franklin U.S. Government Securities Fund,
Class R6	719,975	286,999	48,537	958,437	6,277,764	102,653	(11,458)	0.09%
Franklin Utilities Fund, Class R6	286,140	50,645	104,446	232,339	4,070,588	68,604	62,840	0.07%
Institutional Fiduciary Trust Money Market
Portfolio	1,468,315	17,666,447	17,246,242	1,888,520	1,888,520	—	—	0.01%
Templeton China World Fund, Class R6	44,153	1,475	7,196	38,432	1,390,855	—	(25,836)	0.19%
Templeton Foreign Fund, Class R6	341,118	11,489	55,775	296,832	2,537,910	—	16,429	0.03%
Templeton Frontier Markets Fund,
Class R6	147,872	4,969	24,032	128,809	2,456,385	—	18,019	0.16%
Templeton Global Total Return Fund,
Class R6	455,148	192,460	30,981	616,627	8,410,793	136,860	(22,982)	0.09%
Total					$94,835,591	$482,660	$796,113

Franklin LifeSmart 2030 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	429	472	386	515	$75,231	$—	$(7,644)	0.01%
Franklin DynaTech Fund, Class R6	4,368	6,240	1,526	9,082	420,043	—	(6,898)	0.02%
Franklin Emerging Market Debt
Opportunities Fund[a]	1,395	2,908	216	4,087	50,558	—	(10)	0.01%
Franklin Flex Cap Growth Fund,
Class R6	521	814	63	1,272	75,927	—	(480)	—[e]
Franklin Growth Fund, Class R6	1,443	2,243	177	3,509	245,487	—	(20)	—[e]
Franklin Growth Opportunities Fund,
Class R6	1,111	1,729	136	2,704	86,866	—	(266)	0.01%
Franklin International Growth Fund,
Class R6	772	1,145	92	1,825	21,443	—	(3)	0.01%
Franklin International Small Cap Growth
Fund, Class R6	6,671	10,429	822	16,278	379,125	—	(473)	0.02%
Franklin K2 Alternative Strategies Fund,
Class R6	—	7,895	—	7,895	85,266	—	—	0.02%
Franklin Low Duration Total Return Fund,
Class R6	5,018	11,064	808	15,274	155,338	994	(16)	0.01%
Franklin MicroCap Value Fund, Class R6	735	1,741	119	2,357	94,802	—	(345)	0.02%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2030 Retirement
Target Fund (continued)
Franklin Mutual European Fund,
Class R6[b]	3,807		5,278	436	8,649	$215,283	$—	$(568)	0.01%
Franklin Pelagos Commodities Strategy
Fund, Class R6	1,389	[c]	2,914	—	4,303	40,968	—	—	0.06%
Franklin Pelagos Managed Futures
Strategy Fund	134		—	134	—[d]	—	—	18	—
Franklin Real Estate Securities Fund,
Class R6	1,462		3,559	241	4,780	95,652	583	(54)	0.02%
Franklin Rising Dividends Fund,
Class R6	3,552		7,018	506	10,064	507,851	2,050	(193)	—[e]
Franklin Small Cap Growth Fund,
Class R6	2,301		5,754	280	7,775	161,646	—	(486)	0.01%
Franklin Strategic Income Fund,
Class R6	2,848		6,429	463	8,814	94,223	1,317	5	—[e]
Franklin U.S. Government Securities Fund,
Class R6	9,112		20,459	1,479	28,092	184,003	2,269	(20)	—[e]
Franklin Utilities Fund, Class R6	4,590		8,357	2,787	10,160	178,010	2,037	242	—[e]
Templeton China World Fund, Class R6	737		1,165	90	1,812	65,592	—	(409)	0.01%
Templeton Foreign Fund, Class R6	5,682		8,842	698	13,826	118,211	—	(52)	—[e]
Templeton Frontier Markets Fund,
Class R6	2,498		3,887	305	6,080	115,939	—	(20)	0.01%
Templeton Global Total Return Fund,
Class R6	6,325		12,783	956	18,152	247,588	3,086	—[f]	—[e]
Total						$3,715,052	$12,336	$(17,692)

Franklin LifeSmart 2035 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	28,135		169	15,466	12,838	$1,875,640	$—	$90,260	0.13%
Franklin DynaTech Fund, Class R6	219,610		2,143	59,246	162,507	7,515,962	—	113,393	0.33%
Franklin Emerging Market Debt
Opportunities Fund[a]	49,365		15,221	5,789	58,797	727,325	—	(4,937)	0.12%
Franklin Flex Cap Growth Fund,
Class R6	27,074		327	2,621	24,780	1,478,877	—	(3,350)	0.04%
Franklin Growth Fund, Class R6	62,752		756	6,084	57,424	4,016,832	—	15,214	0.04%
Franklin Growth Opportunities Fund,
Class R6	49,762		601	4,809	45,554	1,463,651	—	6,117	0.15%
Franklin International Growth Fund,
Class R6	35,428		425	3,434	32,419	380,922	—	564	0.12%
Franklin International Small Cap Growth
Fund, Class R6	315,372		3,786	30,495	288,663	6,722,967	—	15,404	0.34%
Franklin K2 Alternative Strategies Fund,
Class R6	—		213,783	—	213,783	2,308,817	—	—	0.58%
Franklin Low Duration Total Return Fund,
Class R6	174,229		55,574	20,356	209,447	2,130,072	17,431	(625)	0.10%
Franklin MicroCap Value Fund, Class R6	31,204		14,074	3,014	42,264	1,700,278	—	(2,091)	0.31%
Franklin Mutual European Fund,
Class R6[b]	188,555		2,264	18,246	172,573	4,295,347	—	(11,977)	0.14%

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2035 Retirement
Target Fund (continued)
Franklin Pelagos Commodities Strategy
Fund, Class R6	60,010	[c]	19,933	5,829	74,114	$705,563	$—	$(8,035)	1.02%
Franklin Pelagos Managed Futures
Strategy Fund	5,589		—	5,589	—[d]	—	—	(5,727)	—
Franklin Real Estate Securities Fund,
Class R6	67,993		30,077	6,571	91,499	1,830,888	12,315	(3,451)	0.36%
Franklin Rising Dividends Fund,
Class R6	186,033		36,921	18,051	204,903	10,339,429	55,018	9,301	0.06%
Franklin Small Cap Growth Fund,
Class R6	104,302		45,579	10,105	139,776	2,905,937	—	5,477	0.14%
Franklin Strategic Income Fund,
Class R6	97,149		32,459	11,415	118,193	1,263,487	23,558	(403)	0.01%
Franklin U.S. Government Securities Fund,
Class R6	323,629		106,871	37,930	392,570	2,571,336	42,162	(9,459)	0.04%
Franklin Utilities Fund, Class R6	239,377		38,933	73,696	204,614	3,584,837	58,672	27,716	0.06%
Institutional Fiduciary Trust Money Market
Portfolio	962,275		11,264,346	11,465,981	760,640	760,640	—	—	—[e]
Templeton China World Fund, Class R6	35,578		429	3,448	32,559	1,178,316	—	(16,721)	0.16%
Templeton Foreign Fund, Class R6	286,395		3,430	27,814	262,011	2,240,192	—	(4,324)	0.03%
Templeton Frontier Markets Fund,
Class R6	119,184		1,435	11,500	109,119	2,080,898	—	3,884	0.13%
Templeton Global Total Return Fund,
Class R6	217,058		72,121	25,550	263,629	3,595,902	60,832	(18,637)	0.04%
Total						$67,674,115	$269,988	$197,593

Franklin LifeSmart 2040 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	236		253	197	292	$42,637	$—	$(2,640)	—[e]
Franklin DynaTech Fund, Class R6	2,321		3,319	874	4,766	220,425	—	(2,344)	0.01%
Franklin Emerging Market Debt
Opportunities Fund[a]	468		1,451	682	1,237	15,298	—	51	—[e]
Franklin Flex Cap Growth Fund,
Class R6	284		450	53	681	40,661	—	(324)	—[e]
Franklin Growth Fund, Class R6	822		1,306	148	1,980	138,477	—	(66)	—[e]
Franklin Growth Opportunities Fund,
Class R6	533		844	97	1,280	41,135	—	(78)	—[e]
Franklin International Growth Fund,
Class R6	391		654	51	994	11,676	—	(1)	—[e]
Franklin International Small Cap Growth
Fund, Class R6	3,365		5,312	639	8,038	187,196	—	(351)	0.01%
Franklin K2 Alternative Strategies Fund,
Class R6	—		3,614	—	3,614	39,030	—	—	0.01%
Franklin Low Duration Total Return Fund,
Class R6	1,711		5,099	2,482	4,328	44,020	223	(31)	—[e]

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2040 Retirement
Target Fund (continued)
Franklin MicroCap Value Fund,
Class R6	311		811	67	1,055	$42,433	$—	$(158)	0.01%
Franklin Mutual European Fund,
Class R6[b]	1,922		3,105	320	4,707	117,164	—	(254)	—[e]
Franklin Pelagos Commodities Strategy
Fund, Class R6	550	[c]	1,566	—	2,116	20,148	—	—	0.03%
Franklin Pelagos Managed Futures
Strategy Fund	51		—	51	—[d]	—	—	5	—
Franklin Real Estate Securities Fund,
Class R6	721		1,790	175	2,336	46,739	269	(56)	0.01%
Franklin Rising Dividends Fund,
Class R6	1,849		3,724	373	5,200	262,377	892	(320)	—[e]
Franklin Small Cap Growth Fund,
Class R6	1,050		2,845	181	3,714	77,215	—	(216)	—[e]
Franklin Strategic Income Fund,
Class R6	973		3,101	1,438	2,636	28,179	360	34	—[e]
Franklin U.S. Government Securities Fund,
Class R6	3,081		10,316	3,049	10,348	67,781	642	(53)	—[e]
Franklin Utilities Fund, Class R6	2,473		4,398	1,432	5,439	95,293	932	72	—[e]
Templeton China World Fund,
Class R6	386		583	63	906	32,783	—	(311)	—[e]
Templeton Foreign Fund, Class R6	2,945		4,743	494	7,194	61,508	—	(85)	—[e]
Templeton Frontier Markets Fund,
Class R6	1,281		2,066	215	3,132	59,729	—	(1)	—[e]
Templeton Global Total Return Fund,
Class R6	2,158		6,654	3,167	5,645	77,005	801	201	—[e]
Total						$1,768,909	$4,119	$(6,926)

Franklin LifeSmart 2045 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	18,169		1,496	11,294	8,371	$1,223,028	$—	$62,300	0.08%
Franklin DynaTech Fund, Class R6	156,359		13,561	50,512	119,408	5,522,631	—	76,506	0.24%
Franklin Emerging Market Debt
Opportunities Fund[a]	23,016		11,501	3,359	31,158	385,420	—	(3,288)	0.06%
Franklin Flex Cap Growth Fund,
Class R6	15,327		1,351	2,528	14,150	844,446	—	19	0.02%
Franklin Growth Fund, Class R6	45,518		3,970	7,512	41,976	2,936,244	—	20,769	0.03%
Franklin Growth Opportunities Fund,
Class R6	27,492		2,434	4,527	25,399	816,076	—	5,181	0.08%
Franklin International Growth Fund,
Class R6	24,601		2,243	4,066	22,778	267,645	—	606	0.08%
Franklin International Small Cap Growth
Fund, Class R6	221,280		19,894	36,512	204,662	4,766,566	—	24,265	0.24%
Franklin K2 Alternative Strategies Fund,
Class R6	—		141,730	—	141,730	1,530,656	—	—	0.38%
Franklin Low Duration Total Return Fund,
Class R6	89,366		45,815	13,007	122,174	1,242,510	9,459	(447)	0.06%

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FRANKLIN	FUND ALLOCATOR SERIES
NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investment in Underlying Funds (continued)
									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2045 Retirement
Target Fund (continued)
Franklin MicroCap Value Fund,
Class R6	17,771		10,509	2,922	25,358	$1,020,134	$—	$(1,288)	0.19%
Franklin Mutual European Fund,
Class R6[b]	128,117		11,257	21,178	118,196	2,941,909	—	(5,670)	0.09%
Franklin Pelagos Commodities Strategy
Fund, Class R6	34,055	[c]	22,734	6,614	50,175	477,669	—	(8,641)	0.69%
Franklin Pelagos Managed Futures
Strategy Fund	3,159		—	3,159	—[d]	—	—	(1,056)	—
Franklin Real Estate Securities Fund,
Class R6	38,542		22,462	6,343	54,661	1,093,775	7,254	(1,832)	0.22%
Franklin Rising Dividends Fund,
Class R6	135,441		34,798	22,378	147,861	7,461,042	39,907	15,052	0.05%
Franklin Small Cap Growth Fund,
Class R6	70,051		37,556	11,574	96,033	1,996,521	—	5,612	0.10%
Franklin Strategic Income Fund,
Class R6	45,777		24,196	6,680	63,293	676,606	12,269	(381)	0.01%
Franklin U.S. Government Securities Fund,
Class R6	153,136		80,338	22,319	211,155	1,383,066	22,153	(5,820)	0.02%
Franklin Utilities Fund, Class R6	169,143		38,519	63,527	144,135	2,525,243	41,610	22,200	0.04%
Institutional Fiduciary Trust Money Market
Portfolio	329,483		11,067,846	11,158,449	238,880	238,880	—	—	—[e]
Templeton China World Fund, Class R6	26,217		2,329	4,336	24,210	876,167	—	(22,241)	0.12%
Templeton Foreign Fund, Class R6	239,512		21,267	39,641	221,138	1,890,726	—	(2,441)	0.02%
Templeton Frontier Markets Fund,
Class R6	80,335		7,115	13,250	74,200	1,414,999	—	3,316	0.09%
Templeton Global Total Return Fund,
Class R6	104,863		55,200	15,336	144,727	1,974,073	31,387	(10,838)	0.02%
Total						$45,506,032	$164,039	$171,883

Franklin LifeSmart 2050 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	182		358	219	321	$46,887	$—	$(3,852)	—[e]
Franklin DynaTech Fund, Class R6	1,922		4,800	954	5,768	266,771	—	(3,255)	0.01%
Franklin Emerging Market Debt
Opportunities Fund[a]	315		1,652	628	1,339	16,567	—	(26)	—[e]
Franklin Flex Cap Growth Fund,
Class R6	192		521	42	671	40,025	—	(231)	—[e]
Franklin Growth Fund, Class R6	731		1,982	161	2,552	178,522	—	(45)	—[e]
Franklin Growth Opportunities Fund,
Class R6	359		971	79	1,251	40,203	—	(100)	—[e]
Franklin International Growth Fund,
Class R6	358		971	79	1,250	14,691	—	(3)	—[e]
Franklin International Small Cap Growth
Fund, Class R6	2,773		7,498	612	9,659	224,954	—	(249)	0.01%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value		Realized	Outstanding
	at Beginning		Gross	Gross	Held at End	at End	Investment	Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin LifeSmart 2050 Retirement
Target Fund (continued)
Franklin K2 Alternative Strategies Fund,
Class R6	—		4,186	—	4,186	$45,209	$—	$—	0.01%
Franklin Low Duration Total Return Fund,
Class R6	1,238		6,561	2,480	5,319	54,090	250	(34)	—[e]
Franklin MicroCap Value Fund,
Class R6	204		901	59	1,046	42,096	—	(107)	0.01%
Franklin Mutual European Fund,
Class R6[b]	1,640		4,446	362	5,724	142,469	—	(196)	—[e]
Franklin Pelagos Commodities Strategy
Fund, Class R6	451	[c]	1,906	—	2,357	22,435	—	—	0.03%
Franklin Pelagos Managed Futures
Strategy Fund	44		6	50	—[d]	—	—	6	—
Franklin Real Estate Securities Fund,
Class R6	509		2,117	143	2,483	49,675	286	(23)	0.01%
Franklin Rising Dividends Fund,
Class R6	1,608		5,246	391	6,463	326,147	1,180	(130)	—[e]
Franklin Small Cap Growth Fund,
Class R6	868		3,310	695	3,483	72,407	—	(172)	—[e]
Franklin Strategic Income Fund,
Class R6	701		3,759	1,408	3,052	32,622	433	(28)	—[e]
Franklin U.S. Government Securities Fund,
Class R6	2,050		10,997	4,119	8,928	58,481	701	(65)	—[e]
Franklin Utilities Fund, Class R6	2,113		6,280	1,760	6,633	116,209	1,195	57	—[e]
Templeton China World Fund, Class R6	337		732	265	804	29,091	—	(613)	—[e]
Templeton Foreign Fund, Class R6	3,115		8,422	687	10,850	92,764	—	(22)	—[e]
Templeton Frontier Markets Fund,
Class R6	997		2,690	219	3,468	66,133	—	(10)	—[e]
Templeton Global Total Return Fund,
Class R6	1,317		7,048	2,657	5,708	77,856	725	(63)	—[e]
Total						$2,056,304	$4,770	$(9,161)

aEffective June 30, 2014, the Franklin Templeton Emerging Markets Debt Opportunities Fund was renamed the Franklin Emerging Market Debt Opportunities Fund.
bEffective June 30, 2014, the Mutual European Fund was renamed the Franklin Mutual European Fund.
cEffective January 10, 2014, the Underlying Fund’s shares were exchanged to Class R6.
dAs of June 30, 2014, no longer held by the fund.
eRounds to less than 0.01%.
fRounds to less than $1.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2015.

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NOTES TO	FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2013, the deferred post-October capital losses were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2025 Retirement	2035 Retirement	2040 Retirement	2045 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund

Realized capital losses	$33,402	$28,766	$9,495	$15	$5,093

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$66,969,103	$5,892,750	$87,020,224	$3,889,116

Unrealized appreciation	$8,006,306	$288,148	$18,353,118	$183,355
Unrealized depreciation	(183,750)	—	(165,176)	(116)
Net unrealized appreciation (depreciation)	$7,822,556	$288,148	$18,187,942	$183,239

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$60,888,752	$1,816,239	$40,821,439	$2,116,087

Unrealized appreciation	$14,324,424	$95,544	$9,746,550	$110,853
Unrealized depreciation	(72,502)	(12)	(38,580)	—
Net unrealized appreciation (depreciation)	$14,251,922	$95,532	$9,707,970	$110,853

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2014, were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Purchases	$19,154,112	$4,148,837	$23,283,159	$2,790,248
Sales	$18,194,254	$671,999	$19,777,122	$322,798

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$13,811,313	$1,414,985	$12,667,270	$1,876,729
Sales	$12,026,548	$282,798	$10,756,202	$312,866

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2014, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio

ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series, other than the newly formed Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with

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the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2013, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin LifeSmart 2015 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2015 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2013 total return to be in the second-highest performing quintile of its performance universe, and its total return on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, and in the second-highest performing quintile of such universe for the previous five-year period. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report.

Franklin LifeSmart 2025 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2025 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2013 total return to be in the highest performing quintile of its performance universe, and on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, and in the second-highest performing quintile of such universe for the previous five-year period. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report.

Franklin LifeSmart 2035 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2035 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2013 total return to be in the second-highest performing quintile of its performance universe and its total return on an annualized basis to be in the second-lowest performing quintile of such performance universe during the previous three-year period, but to be in the second-highest performing quintile for the previous five-year period. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be satisfactory.

Franklin LifeSmart 2045 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2045 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed the Fund’s 2013 total return to be in the middle performing quintile of its performance universe and its total return on an annualized basis to be in the lowest quintile of such universe for the previous three-year period, but to be in the second-highest performing quintile of such universe for the previous five-year period. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be satisfactory and noted that the Fund’s annualized three-year return as shown in such report exceeded 9.75%.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken

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from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund showed in each case that their contractual management fee rates were five basis points above their respective Lipper expense group medians, but their actual total expense ratios were below their respective Lipper expense group medians. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in

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the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014